UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds
California
Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2021

Date of reporting period: 04/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
April 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Liquidity Funds
Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
MuniFund
California Money Fund
New York Money Fund

Dear Shareholder,
The 12-month reporting period as of April 30, 2021 reflected a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world felt the effect of economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses were imposed in many parts of the world, workers were laid off, and unemployment claims spiked, causing a global recession.
As May 2020 began, stocks had just begun to recover from the lowest point following the onset of the pandemic.
This recovery continued throughout the reporting period, as businesses continued re-opening and governments learned to adapt to life with the virus. Equity prices rose through the summer, fed by strong fiscal and monetary support and improving economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns late in the reporting period, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are underweight overall on credit, global high-yield and Asian bonds present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
28.85% 45.98%
U.S. small cap equities
(Russell 2000
®
Index)
48.06 74.91
International equities
(MSCI Europe, Australasia,
Far East Index)
28.84 39.88
Emerging market equities
(MSCI Emerging Markets
Index)
22.95 48.71
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.05 0.11
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.26) (7.79)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.52) (0.27)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.42 7.40
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
7.98 19.57
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended April 30, 2021
2020
BlackRock Annual Report to Shareholders

Notable events over the last six months began with a resolution to the U.S. Presidential election and the rollout of COVID-19 vaccination programs. Certain pandemic support facilities that were beneficial to the money markets earlier in the year and were scheduled to expire at the end of December were also extended during the fourth quarter of
2020.
The Federal Open Market Committee (“FOMC”) left interest rates unchanged during the period and remained committed to the accommodative monetary policies to support the full economic recovery. During their December 16, 2020 meeting, the FOMC stated that “the path of the economy will depend significantly on the course of the virus.” The
FOMC also confirmed its plan to maintain the pace of monthly asset purchases, further reiterating their stance of abundant accommodations to fuel a full economic recovery.
In their most recent March 17, 2021 FOMC meeting they modified their statement to note that “indicators of economic activity and employment have turned up recently, although the sectors most adversely affected by the pandemic remain weak.”
On March 19, 2021, the Fed announced that the temporary exclusion of U.S. Treasury securities and central bank reserves from the calculation of the supplementary leverage ratio would expire on March 31, 2021. In our view, this move could result in banks offloading deposits, which could ultimately lead to money fund inflows.
According to iMoneyNet, money market fund (“MMF”) industry assets rose around $192 billion between November 1, 2020 and April 30, 2021. Of this, government MMFs saw an increase of $290 billion while assets of prime and municipal MMFs declined $81 billion and $16 billion, respectively.
Despite two additional rounds of fiscal stimulus during the period, net new U.S. Treasury bill (“T-bill”) supply contracted about $85 billion during the fourth quarter of 2020 and contracted another $295 during the first quarter of 2021. This net reduction in T-bills outstanding contributed to the supply and demand imbalance as government money market mutual fund assets continued to rise.
Also contributing to the supply and demand imbalance is the buildup of excess liquidity in the front-end. One factor that plays a role in this is the contraction of the Treasury
General Account balance at the Fed, which declined more than $700 billion during the first quarter of 2021. A corresponding increase in bank reserves in our estimation has also applied downward pressure on money market rates.
The secured overnight financing rate – a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities – declined during the period and has not moved from 0.01% since March 11, 2021. During the period, the three-month London Interbank Offered Rate (“LIBOR”) ranged from 0.17% to 0.25%. The three-month LIBOR overnight index swap spread – a gauge of stress in the financial system – trended lower for much of the period. During the period, the spread ranged from 0.09% to 0.17%, and stood at 0.10% as of April 30, 2021. The supply-and-demand imbalance in the money market space has helped contribute to persistent tightness in credit spreads.
Our strategic allocations in April 2021 were mostly consistent with the positioning at the beginning of November. In setting strategy, we maintained a bias toward higher-quality issuers of commercial paper and U.S. dollar-denominated certificates of deposits.
Regarding portfolio weighted average maturity (“WAM”) and weighted average life (“WAL”), our preference has moved to slightly below neutral as opportunities to pick up additional yield by extending duration became limited. This shift was reflected in our average portfolio WAMs, which decreased by six days during the period, and in our average portfolio WALs, which decreased by seven days during the period.
Turning to short-term municipal bonds, the short-term municipal market ended the six-month period of April 30, 2021 at $96.6 billion in assets, down $15.9 billion versus
November 1, 2020 as municipal money fund assets continued to decrease amongst the FOMC’s ongoing zero interest rate policy. Variable rate demand note (“VRDN”)
inventory on dealer balance sheets, however, remained manageable as cash continued to flow into municipal bond funds and separately managed accounts (“SMAs”), which purchased VRDNs as cash placeholders while waiting for longer term new-issue supply to come to market. The nontraditional demand from bond fund and SMA investors contributed to the Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, remaining in a tight range throughout the six-month period.
The SIFMA Index started the period at 0.12%, moved lower to a five-year low of 0.03% in February 2021 amongst a strong amount of reinvestment cash from bond maturities and coupon payments, and moved just slightly higher to end the period at 0.06%. In an effort to accommodate ongoing challenges due to the pandemic, tax time was once again delayed beyond April as the IRS extended the tax deadline to May 17, 2021. As a result, VRDN inventory on dealer balance sheets, which typically spikes in April due to tax payment dates, remained manageable, ending the period at just $2.3 billion, below the one-year average.
Along with downward pressure on VRDN yields, municipal note and municipal bond yield levels moved lower as well. The one-year Municipal Market Data yield, which represents one-year municipal bonds, and the one-year MIG1 yield, which represents municipal notes, decreased to end the period at 0.08% and 0.12%, respectively, offering minimal yield pickup for one-year extension trades. As a result, commercial paper yields in the 0.10% - 0.14% range for 30-day to 120-day maturities remained favorable from a relative value perspective.
Looking ahead, contrary to the years following the global financial crisis, municipal issuers are not expected to face years of fiscal austerity given the rollout of fiscal stimulus and rapid pace of economic recovery. Seasonal municipal note issuance should begin to ramp up as municipalities address their annual operating financing needs, however, note issuance is expected to be in line with previous years since from a fundamental perspective, state and local governments continue to benefit from the American
Rescue Plan’s massive $350 billion in fiscal stimulus, which is currently being dispersed with a broad range of eligible uses. Additionally, own-source revenue continues to rapidly recover amongst the economic reopening and vaccine rollout, providing a substantial positive credit backdrop to the municipal space. Municipal money market fund managers are expected to maintain high levels of fund liquidity due to the current overall low rate environment and remain selective with respect to one-year municipal note and bond purchases, while opportunistically investing in commercial paper for a laddered maturity schedule.
Past performance is not indicative of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of April 30, 2021

Fund Information
Federal Trust Fund
Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.02%
Administration ............................ 0.01 0.02
Cash Management ......................... 0.01 0.02
Cash Reserve ............................ 0.03 0.05
Dollar .................................. 0.01 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 53%
U.S. Government Sponsored Agency Obligations .............. 48
Liabilities in Excess of Other Assets ....................... (1)
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.03% 0.03%
Administration ............................ 0.03 0.03
Capital ................................. 0.03 0.03
Cash Management ......................... 0.03 0.03
Cash Reserve ............................ 0.03 0.03
Dollar .................................. 0.03 0.03
Premier ................................ 0.03 0.03
Private Client ............................ 0.03 0.03
Select ................................. 0.03 0.03
Mischler Financial Group Shares ............... 0.03 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 44%
Repurchase Agreements ............................... 40
U.S. Government Sponsored Agency Obligations .............. 15
Other Assets Less Liabilities ............................ 1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.04% 0.04%
Dollar .................................. 0.00 0.00
Premier ................................ 0.03 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 28%
Certificates of Deposit ................................. 26
Time Deposits ...................................... 25
Repurchase Agreements ............................... 15
Municipal Bonds .................................... 2
U.S. Treasury Obligations .............................. 1
Closed-End Investment Companies ....................... —
(a)
Corporate Bonds .................................... —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 3
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of April 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.04% 0.04%
Administration ............................ 0.02 0.02
Capital ................................. 0.02  0.02
Cash Management ......................... 0.01 0.01
Cash Reserve ............................ 0.01 0.01
Dollar .................................. 0.02 0.02
Private Client ............................ 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Certificates of Deposit ................................. 29%
Commercial Paper ................................... 27
Repurchase Agreements ............................... 19
Time Deposits ...................................... 18
Municipal Bonds .................................... 2
U.S. Treasury Obligations .............................. 1
Closed-End Investment Companies ....................... —
(a)
Corporate Bonds .................................... —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 4
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.02% 0.02%
Administration ............................ 0.02 0.02
Capital ................................. 0.02 0.02
Cash Management ......................... 0.02 0.02
Cash Reserve ............................ 0.02 0.02
Dollar .................................. 0.02 0.02
Premier ................................ 0.02 0.02
Select ................................. 0.02 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 69%
Repurchase Agreements ............................... 30
Other Assets Less Liabilities ............................ 1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.02% 0.02%
Administration ............................ 0.02 0.02
Capital ................................. 0.02 0.02
Cash Management ......................... 0.02 0.02
Cash Reserve ............................ 0.02 0.02
Dollar .................................. 0.02 0.02
Select ................................. 0.02 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 104%
Liabilities in Excess of Other Assets ....................... (4)

Fund Information
as of April 30, 2021 (continued)

Fund Information
MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniFund
MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Dollar .................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable R ate Demand Notes ............................ 73%
Municipal Bonds .................................... 21
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ 2
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Administration ............................ 0.01 0.01
Dollar .................................. 0.01 0.01
Private Client ............................ 0.01 0.01
Select ................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 93%
Municipal Bonds .................................... 4
Closed-End Investment Companies ....................... 3
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 81%
Municipal Bonds .................................... 15
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of April 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 85%
Municipal Bonds .................................... 11
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses

Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2020 and held through April 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.55 $ 1,000.00 $ 1,024.25 $ 0.55 0.11%
Administration ............................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Cash Management .......................... 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Cash Reserve ............................. 1,000.00 1,000.10 0.60 1,000.00 1,024.20 0.60 0.12
Dollar ................................... 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
FedFund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.55 $ 1,000.00 $ 1,024.25 $ 0.55 0.11%
Administration ............................. 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Capital .................................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Cash Management .......................... 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Cash Reserve ............................. 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Dollar ................................... 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Premier ................................. 1,000.00 1,000.10 0.35 1,000.00 1,024.45 0.35 0.07
Private Client ............................. 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Select .................................. 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Mischler Financial Group Shares ................ 1,000.00 1,000.10 0.08 1,000.00 1,024.65 0.15 0.03
TempCash
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.89 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
Dollar ................................... 1,000.00 999.90 1.14 1,000.00 1,023.65 1.15 0.23
Premier ................................. 1,000.00 1,000.00 0.89 1,000.00 1,023.90 0.90 0.18
TempFund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.89 $ 1,000.00 $ 1,023.90 $ 0.90 0.18%
Administration ............................. 1,000.00 999.90 1.09 1,000.00 1,023.70 1.10 0.22
Capital .................................. 1,000.00 1,000.00 1.09 1,000.00 1,023.70 1.10 0.22
Cash Management .......................... 1,000.00 999.80 1.14 1,000.00 1,023.65 1.15 0.23
Cash Reserve ............................. 1,000.00 999.80 1.09 1,000.00 1,023.70 1.10 0.22
Dollar ................................... 1,000.00 999.80 1.09 1,000.00 1,023.70 1.10 0.22
Private Client ............................. 1,000.00 999.90 1.14 1,000.00 1,023.65 1.15 0.23
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of a Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period shown) except for Mischler Financial Group Shares of FedFund , which is multiplied by 99/365 (to reflect the period since the commencement date of January 22, 2021 to April
30, 2021) .

Disclosure of Expenses
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

Actual Hypothetical
(a)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(11/01/20)
Ending
Account Value
(04/30/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
T-Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.50 $ 1,000.00 $ 1,024.30 $ 0.50 0.10%
Administration ............................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Capital .................................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Cash Management .......................... 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Cash Reserve ............................. 1,000.00 1,000.10 0.40 1,000.00 1,024.40 0.40 0.08
Dollar ................................... 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Premier ................................. 1,000.00 1,000.10 0.35 1,000.00 1,024.45 0.35 0.07
Select .................................. 1,000.00 1,000.10 0.45 1,000.00 1,024.35 0.45 0.09
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.45 $ 1,000.00 $ 1,024.35 $ 0.45 0.09%
Administration ............................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Capital .................................. 1,000.00 1,000.10 0.55 1,000.00 1,024.25 0.55 0.11
Cash Management .......................... 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Cash Reserve ............................. 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Dollar ................................... 1,000.00 1,000.10 0.50 1,000.00 1,024.30 0.50 0.10
Select .................................. 1,000.00 1,000.10 0.45 1,000.00 1,024.35 0.45 0.09
MuniCash
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.50 $ 1,000.00 $ 1,024.30 $ 0.50 0.10%
Dollar ................................... 1,000.00 1,000.00 0.50 1,000.00 1,024.30 0.50 0.10
MuniFund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.35 $ 1,000.00 $ 1,024.45 $ 0.35 0.07%
Administration ............................. 1,000.00 1,000.00 0.35 1,000.00 1,024.45 0.35 0.07
Dollar ................................... 1,000.00 1,000.00 0.35 1,000.00 1,024.45 0.35 0.07
Private Client ............................. 1,000.00 1,000.00 0.35 1,000.00 1,024.45 0.35 0.07
Select .................................. 1,000.00 1,000.00 0.35 1,000.00 1,024.45 0.35 0.07
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.70 $ 0.30 $ 1,000.00 $ 1,024.50 $ 0.30 0.06%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.40 $ 1,000.00 $ 1,024.40 $ 0.40 0.08%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of a Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-
half year period shown).
Expense Examples
(continued)

Federal Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 48.3%
Federal Farm Credit Bank Discount Notes
(a)
:
0.19% ,  06/01/21 ................. USD 31,325 $ 31,319,875
0.13% ,  06/15/21 ................. 26,645 26,640,670
0.02% ,  09/17/21 ................. 17,785 17,776,760
0.03% ,  10/26/21 ................. 20,560 20,546,784
0.03% ,  10/28/21 ................. 5,000 4,997,250
0.03% ,  11/09/21 ................. 37,515 37,502,995
0.04% ,  12/06/21 ................. 7,000 6,994,890
0.04% ,  12/28/21 ................. 4,980 4,977,333
0.04% ,  01/19/22 ................. 13,285 13,277,236
0.04% ,  01/28/22 ................. 11,625 11,617,973
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.16%), 0.17% ,  05/07/21 ..... 75,925 75,925,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.28% ,  06/17/21 .... 13,085 13,084,833
(LIBOR USD 1 Month + 0.16%),
0.28% ,  07/01/21 ............... 10,525 10,525,000
(LIBOR USD 1 Month + 0.08%),
0.19% ,  07/08/21 ............... 15,000 15,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.25% ,  07/08/21 .... 7,105 7,105,000
(SOFR + 0.08%), 0.08% ,  07/09/21 ..... 28,175 28,175,000
(SOFR + 0.07%), 0.07% ,  08/20/21 ..... 15,725 15,725,000
(SOFR + 0.19%), 0.20% ,  11/18/21 ..... 6,715 6,715,000
(SOFR + 0.18%), 0.19% ,  01/14/22 ..... 16,200 16,200,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.30% ,  02/08/22 .... 38,000 38,000,000
(SOFR + 0.40%), 0.41% ,  04/01/22 ..... 40,000 40,000,000
(SOFR + 0.20%), 0.21% ,  06/23/22 ..... 25,000 25,000,000
(SOFR + 0.04%), 0.05% ,  07/11/22 ..... 21,750 21,755,273
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.24% ,  07/20/22 ............... 55,990 55,983,239
(SOFR + 0.10%), 0.11% ,  09/02/22 ..... 8,160 8,160,000
(SOFR + 0.05%), 0.06% ,  09/08/22 ..... 24,035 24,039,944
(SOFR + 0.06%), 0.07% ,  10/21/22 ..... 41,035 41,035,000
(SOFR + 0.08%), 0.08% ,  11/03/22 ..... 33,455 33,455,000
(SOFR + 0.03%), 0.03% ,  01/12/23 ..... 34,915 34,911,995
(SOFR + 0.06%), 0.07% ,  01/13/23 ..... 11,855 11,855,000
(SOFR + 0.06%), 0.07% ,  01/20/23 ..... 11,260 11,260,000
(SOFR + 0.05%), 0.06% ,  02/17/23 ..... 19,120 19,120,000
Federal Home Loan Bank:
0.12% ,  06/04/21 ................. 30,215 30,214,678
0.20% ,  06/17/21 ................. 12,615 12,614,873
0.13% ,  07/13/21 ................. 50,000 49,995,783
0.04% ,  10/15/21 ................. 8,130 8,129,976
Federal Home Loan Bank Discount Notes
(a)
:
0.03% ,  05/05/21 ................. 61,575 61,574,781
0.01% ,  05/06/21 ................. 200,000 199,999,722
0.01% ,  05/12/21 ................. 61,080 61,079,786
0.02% ,  05/19/21 ................. 135,665 135,663,497
0.01% ,  05/26/21 ................. 99,655 99,654,446
0.02% ,  05/28/21 ................. 30,000 29,999,662
0.01% ,  06/02/21 ................. 126,600 126,598,425
0.04% ,  06/04/21 ................. 20,345 20,344,231
0.01% ,  06/09/21 ................. 16,485 16,484,786
0.20% ,  06/11/21 ................. 24,025 24,019,528
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
0.01% ,  06/17/21 ................. USD 30,730 $ 30,729,599
0.02% ,  06/18/21 ................. 11,445 11,444,756
0.01% ,  06/23/21 ................. 62,555 62,554,263
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.16%), 0.17% ,  05/07/21 ..... 38,970 38,970,000
(SOFR + 0.00%), 0.01% ,  05/12/21 ..... 8,350 8,350,000
(LIBOR USD 1 Month + 0.00%),
0.11% ,  05/14/21 ............... 50,000 50,000,000
(SOFR + 0.08%), 0.08% ,  07/08/21 ..... 10,500 10,500,000
(SOFR + 0.08%), 0.08% ,  07/23/21 ..... 6,685 6,685,000
(SOFR + 0.12%), 0.13% ,  02/28/22 ..... 19,470 19,470,000
(SOFR + 0.01%), 0.02% ,  03/28/22 ..... 2,595 2,595,000
(SOFR + 0.07%), 0.07% ,  04/28/22 ..... 7,365 7,365,000
(SOFR + 0.06%), 0.07% ,  12/16/22 ..... 53,590 53,590,000
(SOFR + 0.06%), 0.07% ,  02/03/23 ..... 10,000 10,000,890
Total U.S. Government Sponsored Agency Obligations — 48.3%
(Cost: $1,917,310,732) ........................... 1,917,310,732
U.S. Treasury Obligations — 53.0%
U.S. Treasury Bills
(a)
:
0.00%, 05/04/21 ................. 136,000 135,999,830
0.00%, 05/06/21 ................. 218,000 217,998,676
0.01%, 05/11/21 ................. 62,860 62,858,790
0.00%, 05/13/21 ................. 175,000 174,999,530
0.01%, 05/18/21 ................. 93,000 92,999,780
0.01%, 05/20/21 ................. 190,625 190,621,589
0.00%, 05/25/21 ................. 39,833 39,832,367
0.00%, 05/27/21 ................. 12,000 11,999,957
0.01%, 06/01/21 ................. 290,925 290,920,961
0.01%, 06/03/21 ................. 4,941 4,941,155
0.01%, 06/08/21 ................. 36,000 35,999,544
0.01%, 06/10/21 ................. 155,000 154,998,278
0.01%, 06/17/21 ................. 25,000 24,999,510
0.01%, 06/24/21 ................. 96,785 96,777,559
0.01%, 07/08/21 ................. 168,000 167,993,653
0.01%, 07/15/21 ................. 45,000 44,999,063
0.02%, 07/27/21 ................. 71,920 71,914,786
0.01%, 08/12/21 ................. 21,490 21,481,392
0.03%, 12/02/21 ................. 80,733 80,678,622
U.S. Treasury Notes
(b)
:
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.24%, 07/31/21 .... 12,000 12,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.32%, 10/31/21 .... 25,090 25,095,977
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.13%, 04/30/22 .... 85,000 85,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.08%, 10/31/22 .... 60,000 59,995,454
Total U.S. Treasury Obligations — 53.0%
(Cost: $2,105,106,473) ........................... 2,105,106,473
Total Investments — 101.3%
(Cost: $4,022,417,205 )
(c)
.......................... 4,022,417,205
Liabilities in Excess of Other Assets — (1.3)% ............ (51,459,738)
Net Assets — 100.0% .............................. $ 3,970,957,467
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

2021
BlackRock Semi-Annual Report to Shareholders
Federal Trust Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instrument s categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 4,022,417,205 $ — $ 4,022,417,205

FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 14.8%
Federal Farm Credit Bank:
0.35% ,  05/07/21 ................. USD 180,000 $ 179,998,384
0.13% ,  07/13/21 ................. 300,750 300,724,635
0.09% ,  12/29/21 ................. 45,470 45,466,638
0.10% ,  01/13/22 ................. 196,910 196,901,047
Federal Farm Credit Bank Discount Notes
(a)
:
0.01% ,  07/13/21 ................. 7,000 6,997,587
0.01% ,  07/19/21 ................. 25,000 24,993,417
0.02% ,  08/24/21 ................. 163,680 163,612,027
0.02% ,  08/31/21 ................. 134,350 134,290,811
0.02% ,  09/16/21 ................. 18,000 17,991,030
0.03% ,  10/04/21 ................. 10,000 9,997,400
0.03% ,  10/26/21 ................. 23,000 22,993,177
0.03% ,  10/28/21 ................. 188,325 188,230,837
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.09% ,  06/10/21 ..... 100,000 100,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.26%), 0.28% ,  06/17/21 .... 50,000 49,999,363
(LIBOR USD 1 Month + 0.08%),
0.19% ,  07/08/21 ............... 73,325 73,325,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.25% ,  07/08/21 .... 225,705 225,705,000
(LIBOR USD 1 Month + 0.11%),
0.22% ,  07/09/21 ............... 108,400 108,400,000
(LIBOR USD 1 Month + 0.10%),
0.22% ,  07/16/21 ............... 99,000 99,000,000
(LIBOR USD 1 Month + 0.09%),
0.20% ,  08/30/21 ............... 27,000 27,000,000
(LIBOR USD 1 Month + 0.10%),
0.21% ,  09/09/21 ............... 55,000 55,000,000
(LIBOR USD 1 Month + 0.16%),
0.27% ,  10/04/21 ............... 138,000 138,000,000
(LIBOR USD 1 Month + 0.13%),
0.24% ,  10/08/21 ............... 78,480 78,480,000
(SOFR + 0.06%), 0.07% ,  10/15/21 ..... 105,000 105,003,652
(LIBOR USD 1 Month + 0.00%),
0.11% ,  10/18/21 ............... 166,165 166,176,348
(SOFR + 0.21%), 0.22% ,  10/28/21 ..... 100,000 100,000,000
(SOFR + 0.04%), 0.05% ,  11/03/21 ..... 400,000 399,993,807
(LIBOR USD 1 Month + 0.13%),
0.24% ,  11/05/21 ............... 100,000 100,000,000
(LIBOR USD 1 Month + 0.11%),
0.22% ,  11/12/21 ............... 127,735 127,735,000
(SOFR + 0.19%), 0.20% ,  11/18/21 ..... 222,545 222,545,000
(LIBOR USD 1 Month + 0.11%),
0.22% ,  12/10/21 ............... 150,000 150,000,000
(LIBOR USD 1 Month + 0.01%),
0.12% ,  12/28/21 ............... 266,000 265,985,713
(SOFR + 0.18%), 0.19% ,  01/14/22 ..... 60,000 60,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.30% ,  02/08/22 .... 123,000 123,000,000
(SOFR + 0.13%), 0.14% ,  02/11/22 ..... 89,000 89,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.21%), 0.23% ,  03/17/22 .... 150,000 149,997,350
(SOFR + 0.40%), 0.41% ,  04/01/22 ..... 660,000 660,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.14% ,  05/02/22 .... 232,975 232,960,825
(SOFR + 0.05%), 0.06% ,  05/05/22 ..... 440,000 439,979,637
(SOFR + 0.09%), 0.10% ,  06/17/22 ..... 324,500 324,509,279
(SOFR + 0.10%), 0.11% ,  09/02/22 ..... 279,885 279,885,000
(SOFR + 0.09%), 0.10% ,  09/23/22 ..... 315,000 315,000,000
(SOFR + 0.07%), 0.07% ,  11/18/22 ..... 150,000 150,000,000
(SOFR + 0.06%), 0.07% ,  12/01/22 ..... 138,000 138,000,000
(SOFR + 0.06%), 0.07% ,  02/09/23 ..... 40,000 40,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.04%), 0.05% ,  03/10/23 ..... USD 189,000 $ 189,000,000
Federal Home Loan Bank:
0.12% ,  06/04/21 ................. 100,000 99,998,935
0.20% ,  06/17/21 ................. 308,885 308,881,895
0.13% ,  08/16/21 ................. 250,000 249,989,634
0.13% ,  09/17/21 ................. 122,500 122,493,307
0.04% ,  10/15/21 ................. 50,000 49,999,848
0.13% ,  10/27/21 ................. 78,790 78,786,725
0.09% ,  12/09/21 ................. 35,045 35,042,608
Federal Home Loan Bank Discount Notes
(a)
:
0.01% ,  05/12/21 ................. 101,000 100,999,722
0.10% ,  05/19/21 ................. 252,795 252,782,487
0.09% ,  05/26/21 ................. 50,000 49,996,875
0.09% ,  05/28/21 ................. 230,000 229,984,648
0.04% ,  06/04/21 ................. 197,965 197,957,521
0.02% ,  06/07/21 ................. 100,000 99,997,944
0.02% ,  06/16/21 ................. 270,215 270,208,785
0.02% ,  06/18/21 ................. 442,020 442,010,570
0.02% ,  06/25/21 ................. 789,515 789,487,257
0.01% ,  07/02/21 ................. 150,000 149,995,350
0.03% ,  10/06/21 ................. 160,000 159,974,018
0.03% ,  10/08/21 ................. 94,000 93,985,796
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.01%), 0.02% ,  05/03/21 ..... 394,830 394,830,000
(LIBOR USD 1 Month - 0.01%),
0.10% ,  05/03/21 ............... 492,730 492,730,000
(SOFR + 0.16%), 0.17% ,  05/07/21 ..... 326,305 326,305,000
(SOFR + 0.00%), 0.01% ,  05/12/21 ..... 206,005 206,005,000
(LIBOR USD 1 Month + 0.00%),
0.11% ,  05/14/21 ............... 85,000 85,000,000
(SOFR + 0.08%), 0.08% ,  06/11/21 ..... 245,000 245,000,000
(SOFR + 0.05%), 0.06% ,  06/15/21 ..... 473,895 473,895,000
(SOFR + 0.08%), 0.08% ,  07/08/21 ..... 413,655 413,655,000
(SOFR + 0.08%), 0.08% ,  07/23/21 ..... 225,670 225,670,000
(SOFR + 0.15%), 0.16% ,  09/03/21 ..... 120,000 120,000,000
(SOFR + 0.09%), 0.10% ,  09/10/21 ..... 11,100 11,100,000
(SOFR + 0.12%), 0.13% ,  10/13/21 ..... 75,000 75,000,000
(SOFR + 0.02%), 0.02% ,  12/10/21 ..... 240,000 240,000,000
(SOFR + 0.02%), 0.02% ,  01/12/22 ..... 352,000 352,000,000
(SOFR + 0.12%), 0.13% ,  02/28/22 ..... 487,000 487,000,000
(SOFR + 0.01%), 0.02% ,  03/25/22 ..... 200,000 200,000,000
(SOFR + 0.01%), 0.02% ,  03/28/22 ..... 132,055 132,055,000
(SOFR + 0.01%), 0.02% ,  03/30/22 ..... 223,095 223,095,000
(SOFR + 0.02%), 0.02% ,  04/12/22 ..... 235,380 235,380,000
(SOFR + 0.07%), 0.07% ,  04/28/22 ..... 255,915 255,915,000
(SOFR + 0.20%), 0.21% ,  05/13/22 ..... 150,000 150,000,000
(SOFR + 0.19%), 0.20% ,  05/26/22 ..... 75,000 75,000,000
(SOFR + 0.09%), 0.10% ,  09/08/22 ..... 91,000 91,000,000
(SOFR + 0.07%), 0.07% ,  11/09/22 ..... 99,000 99,000,000
(SOFR + 0.07%), 0.07% ,  11/10/22 ..... 536,480 536,480,000
(SOFR + 0.06%), 0.07% ,  11/23/22 ..... 250,000 250,000,000
(SOFR + 0.06%), 0.07% ,  02/03/23 ..... 259,200 259,200,000
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................ 223,875 224,498,196
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.12%), 0.13% ,  06/04/21 ..... 155,000 154,970,614
(SOFR + 0.32%), 0.33% ,  09/23/21 ..... 1,143,535 1,143,535,000
(SOFR + 0.32%), 0.33% ,  09/27/21 ..... 500,000 500,000,000
(SOFR + 0.32%), 0.33% ,  09/30/21 ..... 200,000 200,000,000
(SOFR + 0.30%), 0.31% ,  10/25/21 ..... 270,000 270,000,000
(SOFR + 0.18%), 0.19% ,  12/13/21 ..... 884,415 884,415,000
(SOFR + 0.31%), 0.32% ,  01/03/22 ..... 300,000 300,000,000
(SOFR + 0.20%), 0.21% ,  03/11/22 ..... 477,670 477,670,000

2021
BlackRock Semi-Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.19%), 0.20% ,  06/02/22 ..... USD 297,000 $ 297,000,000
(SOFR + 0.10%), 0.11% ,  07/29/22 ..... 375,000 375,000,000
(SOFR + 0.07%), 0.07% ,  11/10/22 ..... 191,555 191,555,000
(SOFR + 0.06%), 0.07% ,  11/17/22 ..... 350,000 350,000,000
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.29%), 0.30% ,  10/04/21 ..... 1,063,000 1,063,000,000
(SOFR + 0.28%), 0.29% ,  10/27/21 ..... 690,000 690,000,000
(SOFR + 0.20%), 0.21% ,  12/16/21 ..... 232,000 232,000,000
(SOFR + 0.36%), 0.37% ,  01/20/22 ..... 448,400 448,400,000
(SOFR + 0.30%), 0.31% ,  01/27/22 ..... 475,000 475,000,000
(SOFR + 0.35%), 0.36% ,  04/07/22 ..... 830,620 830,620,000
(SOFR + 0.39%), 0.40% ,  04/15/22 ..... 925,995 925,995,000
(SOFR + 0.32%), 0.33% ,  04/28/22 ..... 338,350 339,388,066
(SOFR + 0.18%), 0.19% ,  05/13/22 ..... 600,000 600,000,000
(SOFR + 0.19%), 0.20% ,  05/27/22 ..... 75,000 75,000,000
(SOFR + 0.12%), 0.13% ,  07/29/22 ..... 19,110 19,110,000
Total U.S. Government Sponsored Agency Obligations — 14.8%
(Cost: $28,580,923,765) ........................... 28,580,923,765
U.S. Treasury Obligations — 43.7%
U.S. Treasury Bills
(a)
:
0.00%, 05/04/21 ................. 2,456,804 2,456,796,835
0.00%, 05/06/21 ................. 7,985,475 7,985,415,305
0.01%, 05/11/21 ................. 3,940,435 3,940,372,809
0.00%, 05/13/21 ................. 2,471,015 2,470,986,046
0.01%, 05/18/21 ................. 220,000 219,998,442
0.01%, 05/20/21 ................. 4,469,170 4,468,988,309
0.00%, 05/25/21 ................. 1,751,188 1,751,173,466
0.00%, 05/27/21 ................. 2,805,315 2,805,265,053
0.01%, 06/01/21 ................. 6,250,960 6,250,815,524
0.01%, 06/03/21 ................. 1,809,025 1,809,009,265
0.01%, 06/08/21 ................. 1,470,600 1,470,584,477
0.01%, 06/10/21 ................. 3,790,450 3,790,378,915
0.01%, 06/17/21 ................. 3,846,950 3,846,759,431
0.01%, 06/24/21 ................. 1,445,775 1,445,743,413
0.01%, 06/29/21 ................. 1,499,000 1,498,963,613
0.01%, 07/01/21 ................. 1,752,300 1,752,240,611
0.01%, 07/06/21 ................. 1,500,310 1,500,115,225
0.01%, 07/08/21 ................. 3,050,000 3,049,884,768
0.01%, 07/13/21 ................. 3,328,010 3,327,656,986
0.01%, 07/15/21 ................. 440,790 440,647,661
0.02%, 07/22/21 ................. 2,400,000 2,399,863,343
0.02%, 07/27/21 ................. 3,078,935 3,078,711,777
0.02%, 08/05/21 ................. 3,365,937 3,365,319,102
0.01%, 08/10/21 ................. 664,785 664,740,959
0.01%, 08/12/21 ................. 546,640 546,421,040
0.02%, 08/19/21 ................. 974,160 973,981,404
0.02%, 09/02/21 ................. 283,085 283,026,496
0.02%, 09/09/21 ................. 341,350 341,275,472
0.02%, 10/07/21 ................. 721,500 721,388,471
0.03%, 11/04/21 ................. 1,338,548 1,337,614,043
0.03%, 12/02/21 ................. 2,654,650 2,652,906,046
0.03%, 12/30/21 ................. 375,735 375,472,363
0.04%, 01/27/22 ................. 2,014,130 2,012,765,427
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
2.13%, 05/31/21 ................. USD 292,045 $ 292,549,003
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.24%, 07/31/21
(b)
... 1,040,700 1,040,674,455
2.75%, 09/15/21 ................. 150,000 151,476,258
2.88%, 10/15/21 ................. 75,125 76,066,834
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.32%, 10/31/21
(b)
... 343,555 343,751,902
2.00%, 10/31/21 ................. 197,485 199,332,098
2.00%, 11/15/21 ................. 63,000 63,637,993
2.88%, 11/15/21 ................. 217,245 220,473,580
1.50%, 11/30/21 ................. 127,650 128,667,949
1.75%, 11/30/21 ................. 251,215 253,583,909
2.50%, 02/15/22 ................. 237,365 241,898,471
1.75%, 02/28/22 ................. 37,275 37,787,977
0.38%, 03/31/22 ................. 37,275 37,371,054
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.13%, 04/30/22
(b)
... 158,900 158,925,635
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.07%, 01/31/23
(b)
... 5,935,750 5,936,695,157
Total U.S. Treasury Obligations — 43.7%
(Cost: $84,218,174,372) ........................... 84,218,174,372
Total Repurchase Agreements — 40.5%
(Cost: $78,063,444,341) ........................... 78,063,444,341
Total Investments — 99.0%
(Cost: $190,862,542,478 )
(c)
......................... 190,862,542,478
Other Assets Less Liabilities — 1.0% ................... 2,013,059,711
Net Assets — 100.0% .............................. $ 192,875,602,189
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.01% 04/30/21 05/03/21 $ 402,000 $ 402,000 $ 402,000,335
U.S. Government
Sponsored Agency
Obligations, 2.00% to
20.37%, due 09/25/21
to 05/25/51 ....... $ 3,983,464,273 $ 422,100,000
0.01 04/30/21 05/03/21 25,000 25,000 25,000,021
U.S. Treasury
Obligations, 1.38% to
4.38%, due 11/15/39 to
11/15/48 ......... 22,078,128 25,500,000
0.01 04/30/21 05/03/21 70,000 70,000 70,000,058
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 97,703,155 71,400,000
0.01 04/30/21 05/03/21 159,000 159,000 159,000,132
U.S. Treasury
Obligation, 1.63%, due
10/31/26 ......... 156,888,400 162,180,089
$ – $ –
$ 656,000 $ 681,180,089
$ – $ –
Bank of Montreal ...... 0.01 04/30/21 05/03/21 625,000 625,000 625,000,521
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.00%, due 03/01/22 to
05/01/51 ......... 881,073,812 643,183,159
$ – $ –
Bank of Nova Scotia (The) 0.01 04/30/21 05/03/21 33,335 33,335 33,335,028
U.S. Treasury
Obligations, 0.38% to
1.88%, due 03/31/22 to
02/15/41 ......... 33,885,800 34,001,759
0.01 04/30/21 05/03/21 423,000 423,000 423,000,352
U.S. Treasury
Obligations, 0.13% to
8.00%, due 11/15/21 to
05/15/49 ......... 418,062,800 431,460,405
$ – $ –
$ 456,335 $ 465,462,164
$ – $ –
Barclays Bank plc ..... 0.01 04/30/21 05/03/21 4,500,000 4,500,000 4,500,003,750
U.S. Treasury
Obligations, 0.00% to
8.13%, due 05/04/21 to
02/15/51 ......... 4,396,424,300 4,590,000,002
0.01 04/30/21 05/03/21 275,000 275,000 275,000,229
U.S. Treasury
Obligations, 0.13% to
2.88%, due 07/15/23 to
08/15/45 ......... 273,890,600 280,500,108
0.01 04/30/21 05/03/21 1,700,000 1,700,000 1,700,001,417
U.S. Government
Sponsored Agency
Obligations, 0.00% to
10.61%, due 06/25/21
to 08/25/56 ....... 9,677,845,118 1,771,023,776
0.13
(a)
04/30/21 05/10/21 200,000 200,000 200,007,222
U.S. Government
Sponsored Agency
Obligations, 3.00% to
4.50%, due 05/01/35 to
06/01/49 ......... 414,735,769 206,000,000
$ – $ –
$ 6,675,000 $ 6,847,523,886
$ – $ –
Barclays Capital, Inc. ... 0.01 04/30/21 05/03/21 100,000 100,000 100,000,083
U.S. Treasury
Obligation, 0.25%, due
07/31/25 ......... 103,850,900 102,000,032
$ – $ –
BMO Capital Markets
Corp. ............ 0.01 04/30/21 05/03/21 130,000 130,000 130,000,108
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.25%, due
07/22/21 to 10/20/70 253,700,457 133,759,143
$ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
BNP Paribas SA ...... 0.01% 04/30/21 05/03/21 $ 552,000 $ 552,000 $ 552,000,460
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.27% to 8.64%, due
08/31/23 to 06/25/59 $ 6,448,388,330 $ 579,311,398
0.01 04/30/21 05/03/21 596,000 596,000 596,000,497
U.S. Treasury
Obligations, 0.00% to
3.13%, due 05/15/21 to
02/15/51 ......... 604,588,300 607,920,089
0.01 04/26/21 05/03/21 1,250,000 1,250,000 1,250,002,431
U.S. Treasury
Obligations, 0.00% to
8.13%, due 08/15/21 to
11/15/50 ......... 1,506,582,514 1,275,000,000
0.01 04/27/21 05/04/21 1,100,000 1,100,000 1,100,002,139
U.S. Treasury
Obligations, 0.00% to
6.00%, due 08/15/21 to
08/15/50 ......... 1,084,981,190 1,122,000,000
0.12
(a)
04/30/21 05/10/21 400,000 400,000 400,013,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 17.12%, due
08/31/21 to 01/25/61 7,521,475,457 418,808,211
0.26
(a)
04/30/21 06/08/21 300,000 300,000 300,083,606
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 53.73%, due
05/20/21 to 11/25/59 . 3,754,477,185 313,477,942
$ – $ –
$ 4,198,000 $ 4,316,517,640
$ – $ –
Citibank NA .......... 0.01 04/30/21 05/03/21 150,000 150,000 150,000,125
U.S. Treasury
Obligations, 0.00% to
5.00%, due 05/18/21 to
11/15/47 ......... 111,982,400 153,000,042
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.01 04/30/21 05/03/21 60,000 60,000 60,000,050
U.S. Treasury
Obligations, 0.38% to
6.38%, due 08/15/27 to
08/15/44 ......... 58,422,249 61,200,007
0.01 04/30/21 05/03/21 488,000 488,000 488,000,407
U.S. Treasury
Obligations, 0.13% to
2.75%, due 07/15/21 to
07/15/30 ......... 456,714,900 497,760,037
0.01 04/30/21 05/03/21 1,139,000 1,139,000 1,139,000,949
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
1.63% to 4.50%, due
08/15/22 to 03/20/51 1,112,305,940 1,161,780,096
0.01 04/27/21 05/04/21 500,000 500,000 500,000,972
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 5.81%, due
08/31/21 to 04/01/51 547,718,113 511,062,594
0.13
(a)
04/30/21 05/03/21 500,000 500,000 500,005,417
U.S. Government
Sponsored Agency
Obligations, 0.00% to
15.94%, due 05/01/36
to 08/20/64 ....... 3,377,706,478 522,570,342
$ – $ –
$ 2,687,000 $ 2,754,373,076
$ – $ –

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Credit Agricole Corporate
and Investment Bank
SA ............. 0.01% 04/30/21 05/03/21 $ 465,000 $ 465,000 $ 465,000,194
U.S. Treasury
Obligations, 0.13% to
2.88%, due 10/15/21 to
02/15/50 ......... $ 433,681,670 $ 474,300,025
0.01 04/30/21 05/03/21 2,535,000 2,535,000 2,535,002,112
U.S. Government
Sponsored Agency
Obligations, 2.00% to
5.00%, due 10/20/39 to
04/20/51 ......... 4,953,296,848 2,585,700,001
$ – $ –
$ 3,000,000 $ 3,060,000,026
$ – $ –
Credit Suisse AG ...... 0.01 04/30/21 05/03/21 512,000 512,000 512,000,427
U.S. Treasury
Obligations, 0.13% to
2.88%, due 06/30/21 to
02/15/30 ......... 502,395,500 522,240,001
0.18
(a)
04/30/21 06/07/21 900,000 900,000 900,168,387
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.59%, due 12/25/36 to
11/25/59 ......... 6,742,272,279 945,000,000
$ – $ –
$ 1,412,000 $ 1,467,240,001
$ – $ –
Deutsche Bank AG ..... 0.01 04/30/21 05/03/21 450,000 450,000 450,000,188
U.S. Treasury
Obligations, 0.50% to
2.88%, due 06/30/23 to
05/15/28 ......... 437,079,700 459,000,038
$ – $ –
Federal Reserve Bank of
New York ......... 0.00 04/30/21 05/03/21 15,300,000 15,300,000 15,300,000,000
U.S. Treasury
Obligations, 2.38% to
3.63%, due 08/15/23 to
08/15/43 ......... 13,294,709,200 15,300,000,092
$ – $ –
Fixed Income Clearing
Corporation ....... 0.01 04/30/21 05/03/21 6,924,000 6,924,000 6,924,005,770
U.S. Treasury
Obligations, 0.01%, due
05/03/21 ......... 6,640,506,800 7,062,480,038
0.01 04/30/21 05/03/21 3,000,000 3,000,000 3,000,002,500
U.S. Treasury
Obligations, 0.00% to
3.38%, due 09/30/21 to
02/15/50 ......... 2,664,562,600 3,060,000,073
0.01 04/30/21 05/03/21 1,000,000 1,000,000 1,000,000,833
U.S. Treasury
Obligations, 0.01%, due
05/03/21 ......... 902,061,700 1,020,000,088
0.01 04/30/21 05/03/21 10,497 10,497 10,497,068
U.S. Treasury
Obligation, 3.88%, due
08/15/40 ......... 8,300,000 10,707,009
0.01 04/30/21 05/03/21 212,511 212,511 212,510,714
U.S. Treasury
Obligation, 2.88%, due
05/15/43 ......... 192,249,000 216,760,925
0.01 04/30/21 05/03/21 314,716 314,716 314,715,870
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 286,616,000 321,010,182
0.01 04/30/21 05/03/21 542,583 542,583 542,583,448
U.S. Treasury
Obligation, 3.00%, due
11/15/44 ......... 480,725,000 553,435,108
0.01 04/30/21 05/03/21 1,743,909 1,743,909 1,743,910,767
U.S. Treasury
Obligation, 1.38%, due
11/15/40 ......... 2,030,000,000 1,778,788,953
0.01 04/30/21 05/03/21 491,176 491,176 491,176,880
U.S. Treasury
Obligation, 1.13%, due
08/15/40 ......... 600,000,000 501,000,409
0.01 04/30/21 05/03/21 79,869 79,869 79,869,243
U.S. Treasury
Obligation, 1.13%, due
05/15/40 ......... 96,984,000 81,466,627

2021
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.01% 04/30/21 05/03/21 $ 239,703 $ 239,703 $ 239,702,865
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... $ 212,375,000 $ 244,496,919
0.01 04/30/21 05/03/21 174,366 174,366 174,365,954
U.S. Treasury
Obligation, 3.13%, due
08/15/44 ......... 152,500,000 177,853,270
0.01 04/30/21 05/03/21 190,670 190,670 190,671,115
U.S. Treasury
Obligation, 3.00%, due
05/15/42 ......... 168,750,000 194,484,534
$ – $ –
$ 14,924,000 $ 15,222,484,135
$ – $ –
Goldman Sachs & Co. LLC 0.01 04/30/21 05/03/21 275,000 275,000 275,000,229
U.S. Treasury
Obligations, 0.00%, due
02/15/27 to 05/15/50 392,689,834 280,500,022
0.01 04/30/21 05/03/21 2,726,000 2,726,000 2,726,002,272
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.75% to 8.50%, due
04/30/26 to 02/15/61 4,738,878,100 2,780,520,000
0.33
(a)
04/30/21 06/07/21 1,114,500 1,114,500 1,114,888,219
U.S. Government
Sponsored Agency
Obligations, 1.50% to
7.50%, due 05/01/22 to
02/01/57 ......... 2,561,096,291 1,147,935,000
$ – $ –
$ 4,115,500 $ 4,208,955,022
$ – $ –
HSBC Securities USA, Inc. 0.01 04/30/21 05/03/21 75,000 75,000 75,000,062
U.S. Treasury
Obligation, 0.13%, due
01/15/24 ......... 76,800,500 76,500,023
0.01
(b)
04/30/21 05/03/21 110,000 110,000 110,000,092
U.S. Treasury
Obligations, 0.00% to
3.63%, due 09/30/25 to
05/15/50 ......... 61,563,300 112,200,011
0.01
(b)
04/30/21 05/03/21 286,000 286,000 286,000,238
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.50%, due 07/20/34 to
08/15/60 ......... 930,262,098 291,720,000
0.02
(a)
04/30/21 05/10/21 1,111,915 1,111,915 1,111,921,178
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/15/21 to
11/15/50 ......... 1,040,544,500 1,134,153,309
0.02
(a)
04/30/21 05/10/21 350,000 350,000 350,001,945
U.S. Government
Sponsored Agency
Obligations, 2.20% to
5.00%, due 01/15/40 to
10/15/55 ......... 745,675,103 357,000,000
0.02
(a)
04/30/21 05/10/21 1,028,000 1,028,000 1,028,005,712
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/15/21 to
02/15/50 ......... 1,009,210,800 1,048,560,051
$ – $ –
$ 2,960,915 $ 3,020,133,394
$ – $ –
ING Financial Markets LLC 0.01 04/28/21 05/05/21 200,000 200,000 200,000,389
U.S. Treasury
Obligations, 0.00% to
5.50%, due 05/31/21 to
08/15/50 ......... 198,208,500 204,000,006
$ – $ –
JP Morgan Securities LLC 0.01 04/30/21 05/03/21 25,000 25,000 25,000,021
U.S. Treasury
Obligation, 0.38%, due
04/30/25 ......... 25,742,100 25,500,099

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.01% 04/30/21 05/03/21 $ 193,000 $ 193,000 $ 193,000,161
U.S. Treasury
Obligations, 0.00% to
2.13%, due 05/27/21 to
09/30/21 ......... $ 196,190,500 $ 196,860,051
0.01 04/30/21 05/03/21 597,000 597,000 597,000,497
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.00%, due 09/20/29 to
09/15/62 ......... 852,684,094 608,940,000
0.01
(a)
04/30/21 05/10/21 3,250,000 3,250,000 3,250,009,029
U.S. Treasury
Obligations, 0.00% to
3.00%, due 05/20/21 to
10/31/25 ......... 3,299,531,700 3,315,000,078
0.04 04/30/21 05/03/21 250,000 250,000 250,000,833
U.S. Government
Sponsored Agency
Obligations, 0.41% to
6.00%, due 09/20/27 to
12/16/61 ......... 1,785,866,692 262,500,000
0.10
(b)
04/30/21 05/03/21 350,000 350,000 350,002,917
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.58%, due 09/25/26 to
06/16/63 ......... 6,479,562,764 367,500,000
0.11
(a)
04/30/21 05/11/21 442,000 442,000 442,014,485
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.48%, due 03/25/22 to
05/16/63 ......... 6,258,836,778 464,100,000
0.21
(a)
04/30/21 06/08/21 334,500 334,500 334,575,102
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.33%, due 04/25/25 to
02/16/62 ......... 4,643,064,672 351,225,000
$ – $ –
$ 5,441,500 $ 5,591,625,228
$ – $ –
Mizuho Securities USA
LLC ............. 0.01 04/30/21 05/03/21 115,000 115,000 115,000,096
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.58%, due 07/20/39 to
11/16/60 ......... 1,864,676,883 120,750,000
0.24
(a)
04/30/21 06/07/21 1,000,000 1,000,000 1,000,256,762
U.S. Government
Sponsored Agency
Obligations, 0.00% to
46.69%, due 10/27/25
to 03/25/60 ....... 8,420,402,986 1,040,498,074
$ – $ –
$ 1,115,000 $ 1,161,248,074
$ – $ –
Morgan Stanley & Co. LLC 0.01 04/30/21 05/03/21 2,000,000 2,000,000 2,000,001,667
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 05/18/22 to
05/01/51 ......... 2,167,678,892 2,059,999,894
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.01 04/30/21 05/03/21 125,000 125,000 125,000,104
U.S. Treasury
Obligations, 0.00% to
3.13%, due 07/15/23 to
08/15/44 ......... 166,349,400 127,500,056
0.01 04/30/21 05/03/21 700,000 700,000 700,000,583
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.25% to 6.39%, due
04/15/24 to 05/15/62 5,146,998,674 722,920,563

2021
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.06%
(a)
04/30/21 06/07/21 $ 500,000 $ 500,000 $ 500,031,667
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.50%, due 12/01/28 to
05/01/51 ......... $ 558,136,483 $ 515,000,000
$ – $ –
$ 1,325,000 $ 1,365,420,619
$ – $ –
Natixis SA ........... 0.01 04/30/21 05/03/21 595,000 595,000 595,000,496
U.S. Treasury
Obligations, 0.13% to
2.50%, due 02/15/22 to
02/15/42 ......... 586,854,700 606,900,091
0.01 04/30/21 05/03/21 656,000 656,000 656,000,547
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.88%, due
05/11/21 to 02/15/51 . 667,254,976 669,349,293
0.01
(b)
04/30/21 05/03/21 1,000 1,000 1,000,001
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.13% to 4.00%, due
02/28/23 to 07/20/50 1,093,852 1,020,613
$ – $ –
$ 1,252,000 $ 1,277,269,997
$ – $ –
Nomura Securities
International, Inc. .... 0.01 04/30/21 05/03/21 2,250,000 2,250,000 2,250,001,875
U.S. Treasury
Obligations, 0.00% to
6.13%, due 05/11/21 to
05/15/48 ......... 2,342,406,854 2,295,000,089
0.01 04/30/21 05/03/21 950,000 950,000 950,000,792
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.00%, due
07/29/21 to 07/20/69 2,684,566,039 972,443,441
$ – $ –
$ 3,200,000 $ 3,267,443,530
$ – $ –
Prudential Insurance Co.
of America ........ 0.03 04/30/21 05/03/21 31,812 31,812 31,812,580
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 32,448,580
0.03 04/30/21 05/03/21 24,825 24,825 24,825,062
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 25,321,562
0.03 04/30/21 05/03/21 44,400 44,400 44,400,111
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 45,288,111
0.03 04/30/21 05/03/21 32,750 32,750 32,750,082
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 33,405,082
0.03 04/30/21 05/03/21 50,375 50,375 50,375,126
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 50,000,000 51,382,626
0.03 04/30/21 05/03/21 26,125 26,125 26,125,065
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 26,647,565
0.03 04/30/21 05/03/21 6,525 6,525 6,525,016
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 6,655,516
0.03 04/30/21 05/03/21 42,875 42,875 42,875,107
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 43,732,607
0.03 04/30/21 05/03/21 24,926 24,926 24,926,312
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 25,424,952

FedFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.03% 04/30/21 05/03/21 $ 23,248 $ 23,248 $ 23,247,558
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... $ 34,000,000 $ 23,712,678
0.03 04/30/21 05/03/21 67,650 67,650 67,650,169
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 60,000,000 69,003,169
0.03 04/30/21 05/03/21 52,625 52,625 52,625,132
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 100,000,000 53,678,132
0.03 04/30/21 05/03/21 25,331 25,331 25,331,313
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 25,838,113
0.03 04/30/21 05/03/21 73,449 73,449 73,448,934
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 74,918,244
0.03 04/30/21 05/03/21 43,725 43,725 43,725,109
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... 60,000,000 44,599,309
0.03 04/30/21 05/03/21 143,781 143,781 143,781,609
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 146,658,309
0.03 04/30/21 05/03/21 48,813 48,813 48,812,622
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 50,000,000 49,789,122
0.03 04/30/21 05/03/21 65,025 65,025 65,025,163
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... 85,000,000 66,325,663
0.03 04/30/21 05/03/21 42,940 42,940 42,940,107
U.S. Treasury
Obligation, 3.00%, due
02/15/49 ......... 38,000,000 43,798,907
0.03 04/30/21 05/03/21 26,994 26,994 26,993,817
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 27,533,868
$ – $ –
$ 898,194 $ 916,162,115
$ – $ –
Royal Bank of Canada .. 0.01 04/30/21 05/03/21 1,500,000 1,500,000 1,500,001,250
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.18%, due
06/15/22 to 05/25/51 2,678,917,900 1,536,464,299
$ – $ –
Societe Generale SA ... 0.01 04/30/21 05/03/21 1,385,000 1,385,000 1,385,001,154
U.S. Treasury
Obligations, 0.00% to
8.13%, due 05/15/21 to
02/15/51 ......... 1,336,609,224 1,412,700,000
0.01 04/30/21 05/03/21 750,000 750,000 750,000,625
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.13%, due
06/17/21 to 02/20/51 2,608,140,918 766,734,222
0.01 04/27/21 05/04/21 200,000 200,000 200,000,389
U.S. Treasury
Obligations, 0.00% to
7.63%, due 05/13/21 to
05/15/50 ......... 239,526,352 204,000,000
0.01 04/28/21 05/05/21 400,000 400,000 400,000,778
U.S. Treasury
Obligations, 0.00% to
3.63%, due 05/20/21 to
08/15/48 ......... 392,336,426 408,000,000
$ – $ –
$ 2,735,000 $ 2,791,434,222
$ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
FedFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
TD Securities USA LLC .. 0.01% 04/30/21 05/03/21 $ 49,000 $ 49,000 $ 49,000,041
U.S. Treasury
Obligations, 1.38% to
1.63%, due 11/15/40 to
11/15/50 ......... $ 57,325,100 $ 49,980,050
0.01 04/30/21 05/03/21 451,000 451,000 451,000,376
U.S. Treasury
Obligations, 2.25%, due
04/30/24 to 02/15/27 431,958,400 460,020,030
$ – $ –
$ 500,000 $ 510,000,080
$ – $ –
Wells Fargo Securities
LLC ............. 0.01 04/30/21 05/03/21 57,000 57,000 57,000,047
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.00%, due 02/01/25 to
03/01/51 ......... 57,201,328 58,710,001
$ – $ –
$ 78,063,444 $ 79,574,590,004
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 190,862,542,478 $ — $ 190,862,542,478

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 25.5%
Domestic — 0.2%
Bank of America NA, (SOFR + 0.26%),
0.27%, 01/10/22
(a)
................ USD 10,500 $ 10,500,109
Euro — 1.4%
(b)
Bank of Montreal, 0.28%, 03/09/22 ....... 18,000 17,966,259
Credit Industriel et Commercial SA,
0.27%, 02/22/22 ................. 25,000 24,947,753
Sumitomo Mitsui Trust Bank Ltd.,
0.31%, 05/17/21 ................. 62,000 61,996,838
104,910,850
Yankee — 23.9%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.04%),
0.22%, 09/17/21 ............... 75,000 75,011,161
(LIBOR USD 3 Month + 0.04%),
0.23%, 10/06/21 - 02/23/22 ........ 70,000 70,011,723
Canadian Imperial Bank of Commerce, New
York:
0.60%, 05/04/21 ................. 50,000 50,002,886
(LIBOR USD 3 Month + 0.14%),
0.31%, 07/23/21
(a)
.............. 50,000 50,015,549
(LIBOR USD 3 Month + 0.16%),
0.35%, 08/06/21
(a)
.............. 29,000 29,011,852
(LIBOR USD 3 Month + 0.05%),
0.23%, 09/13/21 - 10/04/21
(a)
....... 109,000 109,014,664
(LIBOR USD 3 Month + 0.10%),
0.28%, 12/13/21
(a)
.............. 30,000 30,016,560
0.24%, 04/06/22 ................. 31,700 31,702,386
Credit Suisse AG, New York
(a)
:
(SOFR + 0.30%), 0.31%, 11/16/21 ..... 20,000 20,002,484
(SOFR + 0.22%), 0.23%, 04/08/22 ..... 41,000 40,957,091
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.20%), 0.40%, 05/05/21
(a)
.... 30,000 30,000,200
Mizuho Bank Ltd., New York:
0.28%, 05/10/21 ................. 50,000 50,002,484
0.25%, 08/10/21 ................. 30,000 30,006,955
0.21%, 08/26/21 ................. 50,000 50,005,062
0.24%, 11/03/21 ................. 30,000 30,005,742
MUFG Bank Ltd., New York:
0.24%, 10/19/21 - 01/13/22 .......... 105,000 105,020,838
0.23%, 01/28/22 ................. 40,000 39,997,023
Nordea Bank Abp , New York, (LIBOR USD 3
Month + 0.10%), 0.29%, 06/09/21
(a)
.... 51,000 51,008,156
Norinchukin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.03%),
0.23%, 09/27/21 ............... 45,000 44,999,998
(LIBOR USD 3 Month + 0.02%),
0.22%, 10/08/21 ............... 24,750 24,750,000
Royal Bank of Canada, New York:
0.65%, 05/03/21 ................. 25,000 25,001,209
0.43%, 07/26/21 ................. 35,000 35,034,676
(LIBOR USD 3 Month + 0.09%),
0.27%, 12/10/21
(a)
.............. 30,000 30,012,647
Skandinaviska Enskilda Banken AB, New York,
0.25%, 06/01/21 ................. 25,000 25,003,731
Standard Chartered Bank, New York:
(LIBOR USD 3 Month + 0.02%),
0.21%, 09/03/21
(a)
.............. 45,000 44,998,499
(LIBOR USD 3 Month + 0.03%),
0.22%, 10/01/21
(a)
.............. 40,000 39,999,997
0.24%, 02/01/22 ................. 30,000 29,997,235
Sumitomo Mitsui Banking Corp., New York:
0.27%, 05/10/21 - 06/01/21 .......... 108,000 108,013,135
Security
Par (000)
Par (000) Value
Yankee (continued)
0.28%, 06/01/21 ................. USD 50,000 $ 50,007,949
0.26%, 07/06/21 ................. 46,000 46,011,546
(LIBOR USD 3 Month + 0.04%),
0.22%, 09/13/21
(a)
.............. 43,000 43,003,150
(LIBOR USD 3 Month + 0.04%),
0.24%, 01/20/22
(a)
.............. 10,750 10,750,766
Svenska Handelsbanken AB, New York,
(LIBOR USD 3 Month + 0.11%),
0.30%, 06/16/21
(a)
................ 35,000 35,006,267
SwedBank , Inc., New York, 0.25%, 07/26/21 30,000 30,011,081
Toronto-Dominion Bank, New York:
0.50%, 05/13/21 ................. 40,000 40,005,843
(LIBOR USD 3 Month + 0.14%),
0.33%, 07/19/21
(a)
.............. 35,000 35,011,078
0.43%, 07/28/21 ................. 50,000 50,038,300
0.40%, 08/16/21 ................. 35,000 35,028,123
(LIBOR USD 3 Month + 0.10%),
0.28%, 08/24/21
(a)
.............. 91,000 91,030,570
(SOFR + 0.20%), 0.21%, 02/18/22
(a)
.... 15,000 14,999,649
1,780,508,265
Total Certificates of Deposit — 25.5%
(Cost: $1,895,591,364) ........................... 1,895,919,224
Commercial Paper — 28.0%
Alinghi Funding Co. LLC, 0.19%
,
12/07/21
(b)
. 34,000 33,962,012
Alpine Securitization Ltd.
(d)
:
0.26%, 06/04/21
(b)
................ 25,000 25,005,924
0.20%, 07/30/21 ................. 20,000 20,001,512
Antalis SA, 0.08%
,
05/04/21
(b)
.......... 43,000 42,999,637
ANZ New Zealand Int'l Ltd., 0.22%
,
04/26/22
(b)
20,000 19,956,279
ASB Finance Ltd.
(b)
:
0.09%, 06/28/21 ................. 45,000 44,993,436
0.10%, 07/22/21 ................. 30,000 29,993,222
0.13%, 09/13/21 ................. 38,000 37,981,625
Australia & New Zealand Banking Group Ltd.
(a)
:
(LIBOR USD 3 Month + 0.03%), 0.21%,
03/02/22 .................... 15,000 15,000,000
(LIBOR USD 3 Month + 0.03%), 0.22%,
03/09/22 .................... 25,000 24,999,999
Bank of Nova Scotia (The), (LIBOR USD 3
Month + 0.03%), 0.23%
,
08/10/21
(a)
.... 50,000 50,005,331
Barclays Bank plc, 0.10%
,
05/03/21
(b)
..... 130,000 129,998,982
Barton Capital LLC, 0.12%
,
05/19/21
(b)
.... 20,000 19,998,807
Bedford Row Funding Corp.:
0.11%, 05/05/21
(b)
................ 50,000 49,999,284
(LIBOR USD 3 Month + 0.05%), 0.25%,
08/12/21
(a)
................... 40,000 40,005,442
(LIBOR USD 3 Month + 0.08%), 0.27%,
11/04/21
(a)
................... 30,000 30,007,577
Bennington Stark Capital Co. LLC
(b)(d)
:
0.08%, 05/04/21 ................. 28,000 27,999,764
0.08%, 05/05/21 ................. 65,000 64,999,305
BNZ International Funding Ltd.
(b)
:
0.13%, 09/10/21 ................. 20,250 20,240,499
0.15%, 10/18/21 ................. 46,800 46,767,544
0.16%, 11/16/21 ................. 35,500 35,469,036
0.17%, 01/21/22 ................. 45,000 44,943,808
BPCE SA
(b)
:
0.08%, 05/13/21 ................. 39,000 38,998,873
0.21%, 12/01/21 ................. 30,000 29,963,809
Citigroup Global Markets, Inc., 0.09%
,
06/04/21
(b)
..................... 57,000 56,995,290

2021
BlackRock Semi-Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.28%
,
05/28/21
(a)
... USD 23,000 $ 23,001,992
Concord Minutemen Capital Co. LLC, 0.14%
,
06/14/21
(b)(d)
.................... 10,500 10,498,163
Crown Point Capital Co. LLC:
0.17%, 10/05/21
(b)(d)
............... 56,500 56,457,845
0.18%, 10/29/21
(b)(d)
............... 45,000 44,960,642
0.34%, 04/25/22 ................. 15,000 15,000,000
DNB Bank ASA, (LIBOR USD 3 Month +
0.10%), 0.30%
,
06/25/21
(a)
.......... 55,000 55,011,911
HSBC Bank plc
(a)
:
(LIBOR USD 3 Month + 0.19%), 0.39%,
08/11/21 .................... 40,000 40,018,312
(LIBOR USD 3 Month + 0.14%), 0.33%,
08/31/21 .................... 30,000 30,011,693
ING US Funding LLC, 0.18%
,
12/14/21
(b)
... 30,000 29,967,130
Mitsubishi UFJ Trust & Banking Corp., 0.16%
,
08/20/21
(b)
..................... 20,000 19,989,920
National Australia Bank Ltd.
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.32%,
07/08/21 .................... 14,000 14,005,536
(LIBOR USD 3 Month + 0.04%), 0.23%,
03/29/22 .................... 20,000 19,999,999
(SOFR + 0.20%), 0.21%, 04/14/22 ..... 15,000 15,000,768
Natixis SA, 0.09%
,
05/18/21
(b)
.......... 20,000 19,999,160
NRW Bank, 0.05%
,
05/06/21
(b)
.......... 50,000 49,999,584
Ontario Teachers' Finance Trust, 0.06%
,
07/06/21
(b)(d)
.................... 50,000 49,994,230
Ridgefield Funding Co. LLC
(b)(d)
:
0.09%, 05/10/21 ................. 30,000 29,999,267
0.16%, 08/12/21 ................. 45,000 44,978,940
0.20%, 11/01/21 ................. 35,000 34,964,028
0.20%, 11/02/21 ................. 62,000 61,935,933
Societe Generale SA, 0.09%
,
06/02/21
(b)
... 20,000 19,998,313
Svenska Handelsbanken AB, (LIBOR USD 3
Month + 0.02%), 0.21%
,
09/02/21
(a)
.... 41,000 41,002,708
Toronto-Dominion Bank (The), 0.08%
,
05/06/21
(b)
..................... 20,000 19,999,733
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.17%), 0.36%,
07/09/21 .................... 50,000 50,004,943
(LIBOR USD 3 Month + 0.12%), 0.31%,
10/14/21 .................... 50,000 50,017,873
(LIBOR USD 3 Month + 0.17%), 0.36%,
12/02/21 .................... 20,000 20,009,277
(SOFR + 0.24%), 0.25%, 04/05/22 ..... 20,000 20,000,513
United Overseas Bank Ltd., 0.17%
,
09/03/21
(b)
20,250 20,238,447
Westpac Banking Corp.
(a)
:
(LIBOR USD 3 Month + 0.09%), 0.28%,
05/28/21 .................... 30,000 30,002,798
(LIBOR USD 3 Month + 0.12%), 0.31%,
07/02/21 .................... 49,000 49,011,237
(LIBOR USD 3 Month + 0.01%), 0.20%,
08/31/21 .................... 30,000 29,999,999
(LIBOR USD 3 Month + 0.00%), 0.19%,
09/01/21 .................... 40,000 39,998,689
(LIBOR USD 3 Month + 0.01%), 0.21%,
02/04/22 .................... 23,500 23,496,453
Westpac Securities NZ Ltd., 0.16%
,
08/19/21
(b)
25,000 24,987,898
Total Commercial Paper — 28.0%
(Cost: $2,085,453,374) ........................... 2,085,850,931
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 0.3%
Consumer Finance — 0.3%
Toyota Motor Credit Corp., (SOFR + 0.23%),
0.24%, 12/13/21
(a)
............... USD 18,000 $ 18,008,911
Total Corporate Bonds — 0.3%
(Cost: $18,000,000) .............................. 18,008,911
Municipal Bonds — 2.4%
Arizona — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9028, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 06/04/21 ................. 5,290 5,290,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.47%, 05/07/21 ................. 5,000 5,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-004, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 1,000 1,000,000
11,290,000
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-001, VRDP (Barclays
Bank plc LOC), 0.36%, 06/04/21
(d)(e)(f)
... 950 950,000
Other — 1.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 06/04/21 ................. 13,325 13,325,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 06/04/21 ................. 15,500 15,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.31%, 05/07/21 31,095 31,095,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/07/21 8,200 8,200,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-007, VRDN (Barclays
Bank plc SBPA), 0.36%, 05/07/21 ...... 600 600,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-013, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/07/21 15,600 15,600,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 15,890 15,890,000

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Other (continued)
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-002, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 USD 10,500 $ 10,500,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-003, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/07/21 13,870 13,870,000
124,580,000
Texas — 0.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/07/21 ................. 500 500,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.31%, 05/07/21 ................. 35,925 35,925,000
Taxable Series 2021-XFT1216, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1216, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.21%, 05/07/21 ................. 2,605 2,605,000
39,030,000
Total Municipal Bonds — 2.4%
(Cost: $175,850,000) ............................. 175,850,000
Time Deposits — 24.7%
ABN AMRO Bank NV:
0.08%, 05/03/21 ................. 53,000 53,000,000
0.08%, 05/04/21 ................. 26,000 26,000,000
0.08%, 05/05/21 ................. 85,000 85,000,000
0.08%, 05/06/21 ................. 84,000 84,000,000
0.08%, 05/07/21 ................. 42,000 42,000,000
Banque Nationale du Canada, 0.07%, 05/04/21 48,000 48,000,000
Credit Agricole Corporate and Investment Bank
SA:
0.03%, 05/03/21 ................. 169,939 169,939,000
0.10%, 05/04/21 ................. 48,000 48,000,000
0.10%, 05/05/21 ................. 35,000 35,000,000
KBC Bank NV, 0.03%, 05/03/21 ......... 300,000 300,000,000
Landesbank Hessen- Thuringen Girozentrale :
Security
Par (000)
Par (000) Value
Time Deposits (continued)
0.09%, 05/04/21 ................. USD 85,000 $ 85,000,000
0.12%, 05/04/21 ................. 71,000 71,000,000
0.12%, 05/05/21 ................. 70,000 70,000,000
0.12%, 05/06/21 ................. 46,000 46,000,000
0.12%, 05/07/21 ................. 51,000 51,000,000
Mizuho Bank Ltd., 0.05%, 05/03/21 ....... 100,000 100,000,000
Royal Bank of Canada, 0.02%, 05/03/21 ... 150,000 150,000,000
Skandinaviska Enskilda Banken AB,
0.02%, 05/03/21 ................. 150,000 150,000,000
Svenska Handelsbanken AB, 0.02%, 05/03/21 220,000 220,000,000
Total Time Deposits — 24.7%
(Cost: $1,833,939,000) ........................... 1,833,939,000
U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.09%, 05/07/21
(a)
............... 7,500 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $7,500,000) .............................. 7,500,000
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 0.03%, 12/30/21
(b)
..... 39,047 39,038,505
Total U.S. Treasury Obligations — 0.5%
(Cost: $39,018,008) .............................. 39,038,505
Total Repurchase Agreements — 14.8%
(Cost: $1,104,500,000) ........................... 1,104,500,000
Closed-End Investment Companies — 0.4%
California — 0.4%
Nuveen California Quality Municipal Income
Fund, VRDP, (JP Morgan Chase Bank NA
LOC), 0.15%, 05/07/21
(f)
............ 31,900 31,900,000
Total Closed-End Investment Companies — 0.4%
(Cost: $31,900,000) .............................. 31,900,000
Total Investments — 96.7%
(Cost: $7,191,751,746 )
(g)
.......................... 7,192,506,571
Other Assets Less Liabilities — 3.3% ................... 246,005,243
Net Assets — 100.0% .............................. $ 7,438,511,814
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2021
BlackRock Semi-Annual Report to Shareholders
TempCash

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.37%
(a)
04/30/21 06/07/21 $ 23,000 $ 23,000 $ 23,008,983
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.13% to
7.88%, due 02/08/22 to
02/15/61 ......... $ 21,829,872 $ 24,150,001
0.65
(a)
04/30/21 07/07/21 38,000 38,000 38,046,656
U.S. Government
Sponsored Agency
Obligations, 6.35% to
6.75%, due 01/23/27 to
02/12/48 ......... 44,241,000 41,800,476
$ – $ –
$ 61,000 $ 65,950,477
$ – $ –
Bank of Montreal ...... 0.18 04/26/21 05/03/21 23,000 23,000 23,000,805
U.S. Government
Sponsored Agency
Obl igations, 1.50% to
3.00%, due 04 /01/36 to
04/20/51 ......... 22,160,875 23,460,173
$ – $ –
Barclays Bank plc ..... 0.15
(b)
04/30/21 05/03/21 85,000 85,000 85,001,063
U.S. Government
Sponsored Agency
Obligations, 2.80% to
4.60%, due 04/01/22 to
04/01/41 ......... 85,723,000 89,250,191
0.35
(b)
04/30/21 05/03/21 15,000 15,000 15,000,437
Corporate/Debt
Obligations, 4.25% to
4.63%, due 04/15/29 to
08/01/31 ......... 16,186,508 16,500,001
0.55
(a)
04/30/21 08/06/21 13,000 13,000 13,019,464
Corporate/Debt
Obligations, 5.00% to
7.60%, due 11/01/40 to
12/31/56 ......... 9,570,000 13,912,423
$ – $ –
$ 113,000 $ 119,662,615
$ – $ –
Barclays Capital, Inc. ... 0.55
(a)
04/30/21 08/06/21 13,000 13,000 13,019,464
Corporate/Debt
Obligations, 0.00% to
8.68%, due 02/18/25 to
07/20/47 ......... 26,895,481 16,250,001
$ – $ –
BNP Paribas SA ...... 0.15
(b)
04/30/21 05/03/21 11,000 11,000 11,000,138
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.31% to
4.85%, due 08/26/30 to
04/22/52 ......... 11,562,949 11,768,477
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.01 04/30/21 05/03/21 1,000 1,000 1,000,001
U.S. Treasury
Obligation, 1.00%, due
02/15/48 ......... 752,400 1,020,099
0.01 04/30/21 05/03/21 90,000 90,000 90,000,075
U.S. Treasury
Obligations, 0.38% to
6.38%, due 08/15/27 to
08/15/44 ......... 87,633,375 91,800,010
0.10
(b)
04/30/21 05/03/21 12,000 12,000 12,000,100
U.S. Treasury
Obligations, 0.63% to
3.88%, due 11/30/27 to
05/15/30 ......... 13,129,300 12,240,078

TempCash
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.50%
(a)
04/30/21 07/04/21 $ 5,000 $ 5,000 $ 5,004,490
U.S. Government
Sponsored Agency
Obligations, 1.65% to
6.03%, due 08/20/43 to
06/20/69 ......... $ 139,816,035 $ 5,484,618
$ – $ –
$ 108,000 $ 110,544,805
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.01 04/30/21 05/03/21 5,000 5,000 5,000,004
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
02/20/51 ......... 4,954,121 5,100,000
0.14 04/28/21 05/05/21 42,000 42,000 42,001,143
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
5.88%, due 07/20/21 to
06/15/28 ......... 40,775,945 44,790,022
0.14 04/30/21 05/07/21 29,000 29,000 29,000,789
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
10.25%, due 11/15/21
to 09/16/62 ....... 29,025,258 30,610,210
$ – $ –
$ 76,000 $ 80,500,232
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.73
(a)
04/30/21 08/07/21 75,000 75,000 75,149,816
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.24% to
37.76%, due 05/15/22
to 07/25/47 ....... 509,264,311 86,216,012
$ – $ –
Fixed Income Clearing
Corporation ....... 0.01 04/30/21 05/03/21 32,000 32,000 32,000,027
U.S. Treasury
Obligation, 0.01%, due
05/03/21 ......... 23,322,100 32,640,002
$ – $ –
HSBC Securities USA, Inc. 0.17
(b)
04/30/21 05/03/21 6,000 6,000 6,000,085
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.15% to
5.80%, due 01/09/23 to
04/01/50 ......... 5,586,000 6,300,808
0.25
(b)
04/30/21 05/03/21 4,500 4,500 4,500,094
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.38% to
7.63%, due 11/21/22 to
02/01/61 ......... 4,749,000 4,875,078
$ – $ –
$ 10,500 $ 11,175,886
$ – $ –
JP Morgan Securities LLC 0.01 04/30/21 05/03/21 50,000 50,000 50,000,042
U.S. Government
Sponsored Agency
Obligations, 2.23% to
8.00%, due 07/20/26 to
07/15/62 ......... 66,298,342 51,000,000

2021
BlackRock Semi-Annual Report to Shareholders
TempCash

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.01% 04/30/21 05/03/21 $ 93,000 $ 93,000 $ 93,000,077
U.S. Treasury
Obligations, 0.00% to
2.88%, due 05/31/21 to
03/15/22 ......... $ 94,257,313 $ 94,860,000
0.17
(b)
04/30/21 05/03/21 8,000 8,000 8,000,113
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.04%, due 06/03/21 to
08/15/47 ......... 21,844,480 8,312,871
0.23
(b)
04/30/21 05/03/21 1,000 1,000 1,000,019
Corporate/Debt
Obligation, 4.13%, due
11/15/26 ......... 1,589,000 1,070,404
0.35
(a)
04/30/21 05/10/21 100,000 100,000 100,009,722
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.65% to
11.50%, due 10/03/21
to 02/15/43 ....... 117,954,000 113,123,099
0.40
(a)
04/30/21 05/10/21 50,000 50,000 50,005,556
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.19% to
7.88%, due 11/10/21 to
01/15/77 ......... 713,608,422 54,626,475
0.53
(a)
04/30/21 08/02/21 30,000 30,000 30,041,233
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.50% to
6.38%, due 02/15/26 to
08/17/57 ......... 119,014,494 32,432,461
$ – $ –
$ 332,000 $ 355,425,310
$ – $ –
Mizuho Securities USA
LLC ............. 0.59
(a)
04/30/21 06/07/21 50,000 50,000 50,031,310
Corporate/Debt
Obligations, 4.00% to
5.00%, due 03/01/31 to
02/01/49 ......... 40,655,000 53,506,542
$ – $ –
TD Securities USA LLC .. 0.15
(b)
04/30/21 05/03/21 14,000 14,000 14,000,175
Corporate/Debt
Obligations, 1.35% to
1.94%, due 04/20/24 to
05/25/33 ......... 14,715,000 14,980,882
$ – $ –
Wells Fargo Securities
LLC ............. 0.17
(b)
04/30/21 05/03/21 97,000 97,000 97,001,374
Corporate/Debt
Obligations, 1.03% to
6.11%, due 03/18/25 to
02/25/66 ......... 103,703,131 103,790,001
0.20 04/30/21 05/07/21 10,000 10,000 10,000,389
Corporate/Debt
Obligations, 0.00%, due
01/18/22 to 04/26/22 10,531,558 10,500,000
0.33 02/17/21 05/18/21 40,000 40,000 40,033,000
Corporate/Debt
Obligations, 0.00%, due
11/29/21 to 12/01/21 . 41,242,651 41,200,000
0.35 02/12/21 05/13/21 24,000 24,000 24,021,000
Corporate/Debt
Obligations, 1.37% to
4.63%, due 11/15/34 to
04/25/60 ......... 88,011,325 25,680,001

TempCash
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.54% 02/26/21 05/27/21 $ 15,000 $ 15,000 $ 15,020,250
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.13% to
6.75%, due 11/15/22 to
06/15/47 ......... $ 16,055,000 $ 17,052,897
$ – $ –
$ 186,000 $ 198,222,899
$ – $ –
$ 1,104,500 $ 1,180,304,313
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 7,192,506,571 $ — $ 7,192,506,571

2021
BlackRock Semi-Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 28.9%
Domestic — 0.1%
Bank of America NA, (SOFR + 0.26%),
0.27%, 01/10/22
(a)
................ USD 13,200 $ 13,200,137
Euro — 2.3%
(b)
Bank of Montreal, 0.28%, 03/09/22 ....... 21,000 20,960,636
Credit Industriel et Commercial SA,
0.27%, 02/22/22 ................. 30,000 29,937,303
Mitsubishi UFJ Trust International Ltd.,
0.22%, 07/08/21 ................. 50,000 49,985,150
Sumitomo Mitsui Trust Bank Ltd.,
0.31%, 05/17/21 ................. 73,000 72,996,277
Sumitomo Mitsui Trust International Ltd.,
0.30%, 05/12/21 ................. 30,000 29,998,920
203,878,286
Yankee — 26.5%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.05%),
0.24%, 08/06/21 - 04/06/22 ........ 86,500 86,513,890
(LIBOR USD 3 Month + 0.04%),
0.22%, 09/17/21 ............... 75,000 75,011,161
(LIBOR USD 3 Month + 0.04%),
0.23%, 10/06/21 ............... 50,000 50,008,494
(LIBOR USD 3 Month + 0.11%),
0.29%, 12/13/21 ............... 35,000 35,019,147
Bank of Nova Scotia Trust Co., New York,
0.23%, 04/07/22 ................. 13,700 13,702,204
Canadian Imperial Bank of Commerce, New
York:
0.60%, 05/04/21 ................. 50,000 50,002,886
(LIBOR USD 3 Month + 0.14%),
0.31%, 07/23/21
(a)
.............. 51,000 51,015,860
(LIBOR USD 3 Month + 0.16%),
0.35%, 08/06/21
(a)
.............. 29,500 29,512,057
(LIBOR USD 3 Month + 0.05%),
0.23%, 09/13/21 - 10/04/21
(a)
....... 108,000 108,014,520
(LIBOR USD 3 Month + 0.10%),
0.28%, 12/13/21
(a)
.............. 30,000 30,016,560
(LIBOR USD 3 Month + 0.11%),
0.30%, 01/14/22
(a)
.............. 30,000 30,018,806
0.24%, 04/06/22 ................. 45,500 45,503,424
Credit Suisse AG, New York:
0.30%, 08/23/21 ................. 40,000 40,009,157
(SOFR + 0.30%), 0.31%, 11/16/21
(a)
.... 20,000 20,002,484
(SOFR + 0.22%), 0.23%, 04/08/22
(a)
.... 50,000 49,947,672
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.20%), 0.40%, 05/05/21
(a)
.... 30,000 30,000,200
Mizuho Bank Ltd., New York:
0.28%, 05/10/21 ................. 52,000 52,002,583
0.21%, 08/26/21 ................. 50,000 50,005,062
0.24%, 11/03/21 ................. 35,000 35,006,699
MUFG Bank Ltd., New York:
0.24%, 10/19/21 - 01/13/22 .......... 75,000 75,013,147
0.23%, 01/28/22 ................. 50,000 49,996,278
Nordea Bank Abp , New York, (LIBOR USD 3
Month + 0.10%), 0.29%, 06/09/21
(a)
.... 50,000 50,007,996
Norinchukin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.03%),
0.23%, 09/27/21 ............... 50,000 49,999,998
(LIBOR USD 3 Month + 0.02%),
0.22%, 10/08/21 ............... 30,000 29,999,999
Oversea-Chinese Banking Corp. Ltd., New
York, 0.29%, 06/21/21 ............. 50,000 50,013,204
Security
Par (000)
Par (000) Value
Yankee (continued)
Royal Bank of Canada, New York:
0.65%, 05/03/21 ................. USD 25,000 $ 25,001,210
0.43%, 07/26/21 ................. 35,000 35,034,676
(LIBOR USD 3 Month + 0.09%),
0.27%, 12/10/21
(a)
.............. 40,000 40,016,862
Skandinaviska Enskilda Banken AB, New York:
0.25%, 05/13/21 - 06/01/21 .......... 92,500 92,510,948
Societe Generale , New York, 0.25%, 05/10/21 63,820 63,823,118
Standard Chartered Bank, New York:
(LIBOR USD 3 Month + 0.02%),
0.21%, 09/03/21
(a)
.............. 50,000 49,998,333
(LIBOR USD 3 Month + 0.03%),
0.22%, 10/01/21
(a)
.............. 42,000 41,999,997
0.24%, 02/01/22 ................. 35,000 34,996,774
Sumitomo Mitsui Banking Corp., New York:
0.27%, 05/10/21 - 06/01/21 .......... 124,715 124,729,662
0.28%, 06/01/21 ................. 79,500 79,512,639
0.26%, 07/06/21 ................. 49,500 49,512,424
(LIBOR USD 3 Month + 0.04%),
0.22%, 09/13/21
(a)
.............. 51,000 51,003,736
(LIBOR USD 3 Month + 0.04%),
0.24%, 01/20/22
(a)
.............. 17,000 17,001,212
Sumitomo Mitsui Trust Bank Ltd., New York:
0.05%, 05/06/21 ................. 73,000 72,999,878
0.27%, 05/17/21 ................. 30,000 30,002,733
Svenska Handelsbanken AB, New York:
(LIBOR USD 3 Month + 0.11%),
0.30%, 06/16/21
(a)
.............. 35,000 35,006,267
0.24%, 04/06/22 ................. 17,530 17,532,480
SwedBank , Inc., New York, 0.25%, 07/26/21 35,000 35,012,928
Toronto-Dominion Bank, New York:
0.50%, 05/13/21 ................. 55,000 55,008,034
(LIBOR USD 3 Month + 0.14%),
0.33%, 07/19/21
(a)
.............. 35,000 35,011,078
0.43%, 07/28/21 ................. 50,000 50,038,300
0.40%, 08/16/21 ................. 35,000 35,028,123
(LIBOR USD 3 Month + 0.10%),
0.28%, 08/24/21
(a)
.............. 36,000 36,012,094
(SOFR + 0.20%), 0.21%, 02/18/22
(a)
.... 15,000 14,999,649
2,308,136,643
Total Certificates of Deposit — 28.9%
(Cost: $2,524,813,511) ........................... 2,525,215,066
Commercial Paper — 27.0%
Alinghi Funding Co. LLC
(b)
:
0.17%, 09/16/21 ................. 20,800 20,786,508
0.19%, 12/07/21 ................. 42,000 41,953,074
Alpine Securitization Ltd.
(d)
:
0.26%, 06/04/21
(b)
................ 25,000 25,005,924
0.20%, 07/30/21 ................. 21,000 21,001,588
Antalis SA, 0.08%
,
05/04/21
(b)
.......... 66,000 65,999,443
ANZ New Zealand Int'l Ltd., 0.22%
,
04/26/22
(b)
20,000 19,956,279
ASB Finance Ltd.
(b)
:
0.07%, 06/11/21 ................. 17,900 17,898,496
0.09%, 06/28/21 ................. 59,000 58,991,394
0.10%, 07/22/21 ................. 30,000 29,993,222
Australia & New Zealand Banking Group Ltd.:
0.11%, 06/10/21
(b)
................ 50,000 49,994,078
(LIBOR USD 3 Month + 0.03%), 0.21%,
03/02/22
(a)
................... 15,000 15,000,000
(LIBOR USD 3 Month + 0.03%), 0.22%,
03/09/22
(a)
................... 32,500 32,499,999
Barclays Bank plc, 0.10%
,
05/03/21
(b)
..... 70,000 69,999,452

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Barton Capital LLC
(b)
:
0.09%, 05/10/21 ................. USD 45,100 $ 45,098,898
0.12%, 05/19/21 ................. 30,000 29,998,211
Bedford Row Funding Corp.:
0.11%, 05/05/21
(b)
................ 50,000 49,999,285
(LIBOR USD 3 Month + 0.05%), 0.25%,
08/12/21
(a)
................... 30,000 30,004,081
(LIBOR USD 3 Month + 0.08%), 0.27%,
11/04/21
(a)
................... 31,000 31,007,830
Bennington Stark Capital Co. LLC
(b)(d)
:
0.08%, 05/04/21 ................. 33,000 32,999,721
0.08%, 05/05/21 ................. 77,000 76,999,177
BNZ International Funding Ltd.
(b)
:
0.13%, 09/10/21 ................. 20,250 20,240,499
0.16%, 11/16/21 ................. 49,000 48,957,261
0.17%, 01/21/22 ................. 50,000 49,937,564
BPCE SA
(b)
:
0.08%, 05/13/21 ................. 39,000 38,998,873
0.21%, 12/01/21 ................. 40,000 39,951,745
Citigroup Global Markets, Inc., 0.09%
,
06/04/21
(b)
..................... 58,000 57,995,207
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.09%), 0.28%
,
05/28/21
(a)
... 22,000 22,001,905
Concord Minutemen Capital Co. LLC, 0.14%
,
06/14/21
(b)(d)
.................... 14,000 13,997,550
Crown Point Capital Co. LLC:
0.17%, 10/05/21
(b)(d)
............... 60,000 59,955,234
0.18%, 10/29/21
(b)(d)
............... 49,750 49,706,488
0.34%, 04/25/22 ................. 20,000 20,000,000
DNB Bank ASA, (LIBOR USD 3 Month +
0.10%), 0.30%
,
06/25/21
(a)
.......... 55,000 55,011,911
HSBC Bank plc
(a)
:
(LIBOR USD 3 Month + 0.22%), 0.41%,
07/20/21 .................... 53,500 53,522,873
(LIBOR USD 3 Month + 0.19%), 0.39%,
08/11/21 .................... 40,000 40,018,312
(LIBOR USD 3 Month + 0.14%), 0.33%,
08/31/21 .................... 30,000 30,011,693
ING US Funding LLC, 0.18%
,
12/14/21
(b)
... 40,000 39,956,173
Matchpoint Finance plc, 0.12%
,
05/19/21
(b)
.. 50,000 49,997,018
Mitsubishi UFJ Trust & Banking Corp., 0.16%
,
08/20/21
(b)
..................... 20,000 19,989,920
National Australia Bank Ltd.
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.32%,
07/08/21 .................... 14,000 14,005,536
(LIBOR USD 3 Month + 0.04%), 0.23%,
03/29/22 .................... 25,000 24,999,999
(SOFR + 0.20%), 0.21%, 04/14/22 ..... 17,000 17,000,870
Natixis SA, 0.09%
,
05/18/21
(b)
.......... 44,500 44,498,131
NRW Bank, 0.05%
,
05/06/21
(b)
.......... 60,000 59,999,500
Ontario Teachers' Finance Trust, 0.06%
,
07/06/21
(b)(d)
.................... 50,000 49,994,231
Ridgefield Funding Co. LLC
(b)(d)
:
0.09%, 05/10/21 ................. 54,500 54,498,668
0.20%, 11/02/21 ................. 52,500 52,445,750
Societe Generale SA, 0.09%
,
06/02/21
(b)
... 30,000 29,997,470
Svenska Handelsbanken AB
(a)
:
(LIBOR USD 3 Month + 0.02%), 0.21%,
09/02/21 .................... 42,650 42,652,817
(LIBOR USD 3 Month + 0.01%), 0.21%,
09/23/21 .................... 32,000 32,001,243
Toronto-Dominion Bank (The), 0.08%
,
05/06/21
(b)
..................... 100,000 99,998,667
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.17%), 0.36%,
07/09/21 .................... USD 50,000 $ 50,004,943
(LIBOR USD 3 Month + 0.12%), 0.31%,
10/14/21 .................... 50,000 50,017,873
(LIBOR USD 3 Month + 0.12%), 0.32%,
11/12/21 .................... 30,000 30,010,957
(LIBOR USD 3 Month + 0.17%), 0.36%,
12/02/21 .................... 30,000 30,013,916
(SOFR + 0.24%), 0.25%, 04/05/22 ..... 24,000 24,000,615
United Overseas Bank Ltd., 0.17%
,
09/03/21
(b)
20,250 20,238,447
Westpac Banking Corp.
(a)
:
(LIBOR USD 3 Month + 0.12%), 0.31%,
07/02/21 .................... 50,000 50,011,466
(LIBOR USD 3 Month + 0.01%), 0.20%,
08/31/21 .................... 34,000 33,999,999
(LIBOR USD 3 Month + 0.00%), 0.19%,
09/01/21 .................... 42,900 42,898,594
(LIBOR USD 3 Month + 0.01%), 0.21%,
02/04/22 .................... 25,000 24,996,226
Total Commercial Paper — 27.0%
(Cost: $2,353,276,526) ........................... 2,353,722,804
Corporate Bonds — 0.2%
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (SOFR + 0.23%),
0.24%, 12/13/21
(a)
............... 22,500 22,511,139
Total Corporate Bonds — 0.2%
(Cost: $22,500,000) .............................. 22,511,139
Municipal Bonds — 2.4%
Arizona — 0.2%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/07/21 ................. 10,000 10,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.47%, 05/07/21 ................. 6,000 6,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-004, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 1,000 1,000,000
17,000,000
California — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-001, VRDP (Barclays
Bank plc LOC), 0.36%, 06/04/21
(d)(e)(f)
... 1,000 1,000,000
Louisiana — 0.0%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9054, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.47%, 06/04/21
(d)(e)(f)
.............. 3,915 3,915,000

2021
BlackRock Semi-Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Ohio — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9067TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.47%, 06/04/21
(d)(e)(f)
.............. USD 5,370 $ 5,370,000
Other — 1.6%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 06/04/21 ................. 18,000 18,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.31%, 05/07/21 31,095 31,095,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9065TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.47%, 06/04/21 ................. 2,750 2,750,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9066TX, RB,
VRDN (Mizuho Capital Markets LLC SBPA),
0.47%, 05/07/21 ................. 2,340 2,340,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XF2926T, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.31%, 05/07/21 .... 17,680 17,680,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/07/21 8,940 8,940,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-007, VRDN (Barclays
Bank plc SBPA), 0.36%, 05/07/21 ...... 700 700,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-012, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/22/21 10,300 10,300,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 15,970 15,970,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-002, RB, VRDN
(Barclays Bank plc LOC), 0.36%, 06/04/21 12,000 12,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-003, RB, VRDN
(Barclays Bank plc LOC), 0.15%, 05/07/21 16,000 16,000,000
Taxable Series 2020-XF2908, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2908, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.31%, 05/07/21 ................. 4,790 4,790,000
140,565,000
Security
Par (000)
Par (000) Value
Texas — 0.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/07/21 ................. USD 500 $ 500,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.31%, 05/07/21 ................. 39,750 39,750,000
Taxable Series 2021-XFT1216, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1216, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.21%, 05/07/21 ................. 2,905 2,905,000
43,155,000
Total Municipal Bonds — 2.4%
(Cost: $211,005,000) ............................. 211,005,000
Time Deposits — 17.8%
ABN AMRO Bank NV:
0.08%, 05/03/21 ................. 62,000 62,000,000
0.08%, 05/04/21 ................. 30,000 30,000,000
0.08%, 05/05/21 ................. 99,000 99,000,000
0.08%, 05/06/21 ................. 99,000 99,000,000
0.08%, 05/07/21 ................. 49,000 49,000,000
Banque Nationale du Canada, 0.07%, 05/04/21 56,000 56,000,000
Credit Agricole Corporate and Investment Bank
SA:
0.03%, 05/03/21 ................. 34,409 34,409,000
0.10%, 05/04/21 ................. 56,000 56,000,000
0.10%, 05/05/21 ................. 41,000 41,000,000
KBC Bank NV, 0.03%, 05/03/21 ......... 200,000 200,000,000
Landesbank Hessen- Thuringen Girozentrale :
0.09%, 05/04/21 ................. 100,000 100,000,000
0.12%, 05/04/21 ................. 84,000 84,000,000
0.12%, 05/05/21 ................. 82,000 82,000,000
0.12%, 05/06/21 ................. 55,000 55,000,000
0.12%, 05/07/21 ................. 60,000 60,000,000
Mizuho Bank Ltd., 0.05%, 05/03/21 ....... 75,000 75,000,000
Royal Bank of Canada, 0.02%, 05/03/21 ... 25,000 25,000,000
Skandinaviska Enskilda Banken AB,
0.02%, 05/03/21 ................. 125,000 125,000,000
Svenska Handelsbanken AB, 0.02%, 05/03/21 220,000 220,000,000
Total Time Deposits — 17.8%
(Cost: $1,552,409,000) ........................... 1,552,409,000
U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.09%, 05/07/21
(a)
............... 5,500 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $5,500,000) .............................. 5,500,000

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills, 0.03%, 12/30/21
(b)
..... USD 50,000 $ 49,989,121
Total U.S. Treasury Obligations — 0.6%
(Cost: $49,962,875) .............................. 49,989,121
Total Repurchase Agreements — 18.9%
(Cost: $1,652,000,000) ........................... 1,652,000,000
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 0.5%
California — 0.5%
Nuveen California Quality Municipal Income
Fund, VRDP, (JP Morgan Chase Bank NA
LOC), 0.15%, 05/07/21
(f)
............ USD 40,800 $ 40,800,000
Total Closed-End Investment Companies — 0.5%
(Cost: $40,800,000) .............................. 40,800,000
Total Investments — 96.4%
(Cost: $8,412,266,912 )
(g)
.......................... 8,413,152,130
Other Assets Less Liabilities — 3.6% ................... 310,678,886
Net Assets — 100.0% .............................. $ 8,723,831,016
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.01% 04/30/21 05/03/21 $ 150,000 $ 150,000 $ 150,000,125
U.S. Treasury
Obligations, 1.38% to
4.38%, due 11/15/39 to
11/15/48 ......... $ 132,468,765 $ 153,000,003
0.37
(a)
04/30/21 06/07/21 48,000 48,000 48,018,747
Corporate/Debt
Obligations, 0.45% to
4.71%, due 02/15/39 to
08/25/49 ......... 53,509,258 51,360,000
$ – $ –
$ 198,000 $ 204,360,003
$ – $ –
Bank of Montreal ...... 0.18 04/26/21 05/03/21 27,000 27,000 27,000,945
U.S. Government
Sponsored Agency
Obligations, 1.50% to
3.00%, due 04/01/36 to
04/20/51 ......... 26,014,940 27,540,202
$ – $ –
Barclays Bank plc ..... 0.15
(b)
04/30/21 05/03/21 84,000 84,000 84,001,050
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.76% to
3.60%, due 04/08/22 to
10/24/31 ......... 87,606,000 88,200,911
0.35
(b)
04/30/21 05/03/21 42,000 42,000 42,001,225
Corporate/Debt
Obligations, 4.25%, due
02/01/31 to 08/01/31 46,905,000 47,440,077
0.55
(a)
04/30/21 08/06/21 13,000 13,000 13,019,464
Corporate/Debt
Obligations, 3.12% to
7.60%, due 06/01/38 to
11/01/40 ......... 8,735,000 13,911,409
$ – $ –
$ 139,000 $ 149,552,397
$ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
TempFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Barclays Capital, Inc. ... 0.28%
(a)
04/30/21 06/07/21 $ 51,000 $ 51,000 $ 51,015,073
U.S. Treasury
Obligation, 1.88%, due
02/15/41 ......... $ 54,591,700 $ 52,020,042
0.55
(a)
04/30/21 08/06/21 13,000 13,000 13,019,464
Corporate/Debt
Obligations, 0.00% to
7.09%, due 12/16/24 to
11/19/37 ......... 21,992,478 16,250,000
$ – $ –
$ 64,000 $ 68,270,042
$ – $ –
BNP Paribas SA ...... 0.15
(b)
04/30/21 05/03/21 30,000 30,000 30,000,375
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.69% to
6.88%, due 10/14/21 to
04/22/42 ......... 28,807,230 31,500,000
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.01 04/30/21 05/03/21 90,000 90,000 90,000,075
U.S. Treasury
Obligations, 0.38% to
6.38%, due 08/15/27 to
08/15/44 ......... 87,633,375 91,800,010
0.10
(b)
04/30/21 05/03/21 86,000 86,000 86,000,717
U.S. Treasury
Obligation, 0.63%, due
05/15/30 ......... 95,184,800 87,720,029
0.50
(a)
04/30/21 07/04/21 5,000 5,000 5,004,490
U.S. Government
Sponsored Agency
Obligations, 1.26% to
5.99%, due 09/25/49 to
02/25/50 ......... 7,890,713 5,362,404
$ – $ –
$ 181,000 $ 184,882,443
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.01 04/30/21 05/03/21 145,000 145,000 145,000,060
U.S. Treasury
Obligations, 0.13% to
2.88%, due 10/15/21 to
02/15/50 ......... 135,234,075 147,900,016
0.01 04/30/21 05/03/21 50,000 50,000 50,000,042
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
02/20/51 ......... 49,541,208 51,000,000
0.14 04/28/21 05/05/21 49,000 49,000 49,001,334
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
3.60%, due 07/07/21 to
02/15/48 ......... 46,732,634 50,874,113
0.14 04/30/21 05/07/21 34,000 34,000 34,000,926
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 0.93%, due
04/15/22 to 11/15/27 . 31,255,053 34,680,058
$ – $ –
$ 278,000 $ 284,454,187
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.73
(a)
04/30/21 08/07/21 80,000 80,000 80,159,803
Corporate/Debt
Obligations, 0.49% to
7.47%, due 07/15/26 to
09/25/59 ......... 385,418,415 91,250,028
$ – $ –
Fixed Income Clearing
Corporation ....... 0.01 04/30/21 05/03/21 36,000 36,000 36,000,030
U.S. Treasury
Obligation, 0.01%, due
05/03/21 ......... 34,733,900 36,720,002
$ – $ –

TempFund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
HSBC Securities USA, Inc. 0.17%
(b)
04/30/21 05/03/21 $ 8,000 $ 8,000 $ 8,000,113
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.05% to
5.00%, due 10/02/24 to
04/20/51 ......... $ 16,461,628 $ 8,318,355
0.25
(b)
04/30/21 05/03/21 9,500 9,500 9,500,198
Corporate/Debt
Obligations, 0.51% to
8.63%, due 06/15/39 to
02/01/61 ......... 15,289,000 10,183,681
$ – $ –
$ 17,500 $ 18,502,036
$ – $ –
JP Morgan Securities LLC 0.01 04/30/21 05/03/21 1,000 1,000 1,000,001
U.S. Government
Sponsored Agency
Obligation, 4.50%, due
11/20/48 ......... 3,672,960 1,020,015
0.11
(a)
04/30/21 05/11/21 59,000 59,000 59,001,933
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.73%, due 03/16/30 to
12/16/62 ......... 1,827,745,501 61,950,000
0.23
(b)
04/30/21 05/03/21 2,500 2,500 2,500,048
Corporate/Debt
Obligations, 0.08% to
3.41%, due 06/15/26 to
07/12/52 ......... 889,594,200 2,675,000
0.35
(a)
04/30/21 05/10/21 100,000 100,000 100,009,722
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 3.15% to
10.50%, due 10/20/21
to 07/15/47 ....... 115,914,400 114,189,573
0.40
(a)
04/30/21 05/10/21 50,000 50,000 50,005,556
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.23% to
7.75%, due 04/01/25 to
07/25/59 ......... 259,303,499 53,966,596
0.53
(a)
04/30/21 08/02/21 65,000 65,000 65,089,339
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.15% to
8.38%, due 08/01/23 to
07/15/77 ......... 475,324,098 70,223,368
$ – $ –
$ 277,500 $ 304,024,552
$ – $ –
Mizuho Securities USA
LLC ............. 0.20
(b)
04/30/21 05/03/21 71,000 71,000 71,001,183
Corporate/Debt
Obligations, 4.00% to
5.25%, due 11/15/21 to
02/01/49 ......... 62,420,000 75,970,845
0.59
(a)
04/30/21 06/07/21 8,000 8,000 8,005,010
U.S. Treasury
Obligation, 2.88%, due
10/15/21 ......... 8,045,700 8,160,064
$ – $ –
$ 79,000 $ 84,130,909
$ – $ –
TD Securities USA LLC .. 0.15
(b)
04/30/21 05/03/21 25,000 25,000 25,000,312
Corporate/Debt
Obligations, 1.94% to
2.95%, due 04/20/24 to
03/15/25 ......... 26,242,000 26,750,713
$ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
TempFund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Wells Fargo Securities
LLC ............. 0.17%
(b)
04/30/21 05/03/21 $ 144,000 $ 144,000 $ 144,002,040
Corporate/Debt
Obligations, 0.35% to
6.25%, due 01/17/23 to
05/25/65 ......... $ 154,865,481 $ 154,080,000
0.20 04/30/21 05/07/21 12,000 12,000 12,000,467
Corporate/Debt
Obligation, 0.00%, due
12/01/21 ......... 12,383,107 12,360,000
0.33 02/17/21 05/18/21 40,000 40,000 40,033,000
Corporate/Debt
Obligation, 0.00%, due
01/18/22 ......... 42,104,040 42,000,001
0.35 02/12/21 05/13/21 24,000 24,000 24,021,000
Corporate/Debt
Obligations, 0.86% to
5.27%, due 12/15/36 to
02/18/53 ......... 185,818,498 25,680,001
$ – $ –
$ 220,000 $ 234,120,002
$ – $ –
$ 1,652,000 $ 1,746,057,516
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 8,413,152,130 $ — $ 8,413,152,130

T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 69.1%
U.S. Treasury Bills
(a)
:
0.00%, 05/04/21 ................. USD 2,643,230 $ 2,643,222,158
0.00%, 05/06/21 ................. 5,600,190 5,600,147,965
0.01%, 05/11/21 ................. 7,989,202 7,989,116,247
0.00%, 05/13/21 ................. 3,907,575 3,907,531,948
0.01%, 05/18/21 ................. 166,000 165,998,824
0.01%, 05/20/21 ................. 3,402,780 3,402,645,012
0.00%, 05/25/21 ................. 2,063,690 2,063,644,141
0.00%, 05/27/21 ................. 2,736,585 2,736,528,344
0.01%, 06/01/21 ................. 8,769,950 8,769,547,907
0.01%, 06/03/21 ................. 2,720,256 2,720,232,067
0.01%, 06/08/21 ................. 1,960,800 1,960,779,303
0.01%, 06/10/21 ................. 3,278,985 3,278,901,344
0.01%, 06/17/21 ................. 2,769,375 2,769,250,956
0.01%, 06/24/21 ................. 2,567,203 2,566,987,488
0.01%, 06/29/21 ................. 1,176,000 1,175,971,674
0.01%, 07/06/21 ................. 1,038,650 1,038,517,045
0.01%, 07/08/21 ................. 2,200,000 2,199,916,882
0.01%, 07/13/21 ................. 3,793,545 3,793,154,194
0.02%, 07/22/21 ................. 1,565,000 1,564,910,888
0.02%, 07/27/21 ................. 2,130,420 2,130,265,545
0.02%, 08/05/21 ................. 3,375,945 3,375,323,307
0.01%, 08/10/21 ................. 526,990 526,955,031
0.01%, 08/12/21 ................. 349,500 349,360,005
0.02%, 08/19/21 ................. 760,180 760,040,634
0.02%, 09/02/21 ................. 491,915 491,813,338
0.02%, 09/09/21 ................. 755,800 755,488,519
0.02%, 10/07/21 ................. 537,000 536,916,991
0.03%, 11/04/21 ................. 838,349 837,763,700
0.03%, 12/02/21 ................. 1,501,470 1,500,483,620
0.03%, 12/30/21 ................. 295,450 295,243,032
0.04%, 01/27/22 ................. 1,512,121 1,511,096,738
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
2.13%, 05/31/21 ................. USD 207,955 $ 208,313,883
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.24%, 07/31/21
(b)
... 3,674,300 3,674,184,527
2.88%, 10/15/21 ................. 48,480 49,087,788
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.32%, 10/31/21
(b)
... 3,110,345 3,111,107,220
2.00%, 10/31/21 ................. 324,955 328,002,499
2.00%, 11/15/21 ................. 39,945 40,349,518
2.88%, 11/15/21 ................. 136,730 138,761,998
1.50%, 11/30/21 ................. 229,730 231,570,820
1.75%, 11/30/21 ................. 160,685 162,200,229
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.17%, 01/31/22
(b)
... 1,131,945 1,131,766,894
2.50%, 02/15/22 ................. 28,315 28,855,756
1.75%, 02/28/22 ................. 28,555 28,947,973
0.38%, 03/31/22 ................. 28,555 28,628,583
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.13%, 04/30/22
(b)
... 1,757,085 1,757,280,799
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.08%, 07/31/22
(b)
... 2,062,049 2,062,036,885
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.08%, 10/31/22
(b)
... 3,270,000 3,269,964,512
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.07%, 01/31/23
(b)
... 3,853,068 3,853,629,210
Total U.S. Treasury Obligations — 69.1%
(Cost: $93,522,443,941) ........................... 93,522,443,941
Total Repurchase Agreements — 29.8%
(Cost: $40,356,958,792) ........................... 40,356,958,792
Total Investments — 98.9%
(Cost: $133,879,402,733 )
(c)
......................... 133,879,402,733
Other Assets Less Liabilities — 1.1% ................... 1,428,807,580
Net Assets — 100.0% .............................. $ 135,308,210,313
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.01% 04/30/21 05/03/21 $ 825,000 $ 825,000 $ 825,000,688
U.S. Treasury
Obligations, 1.38% to
4.38%, due 11/15/39 to
11/15/48 ......... $ 728,578,208 $ 841,500,015
0.01 04/30/21 05/03/21 30,000 30,000 30,000,025
U.S. Treasury
Obligations, 0.00% to
1.25%, due 03/31/28 to
11/15/35 ......... 41,344,775 30,600,000
0.01 04/30/21 05/03/21 275,000 275,000 275,000,229
U.S. Treasury
Obligation, 2.75%, due
02/15/24 ......... 261,224,700 280,500,091
$ – $ –
$ 1,130,000 $ 1,152,600,106
$ – $ –

2021
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of Nova Scotia (The) 0.01% 04/30/21 05/03/21 $ 66,665 $ 66,665 $ 66,665,056
U.S. Treasury
Obligations, 0.00% to
3.13%, due 06/10/21 to
08/15/42 ......... $ 71,447,500 $ 67,998,401
0.01 04/30/21 05/03/21 25,000 25,000 25,000,021
U.S. Treasury
Obligation, 2.38%, due
01/15/27 ......... 15,734,800 25,500,095
$ – $ –
$ 91,665 $ 93,498,496
$ – $ –
Barclays Bank plc ..... 0.01 04/30/21 05/03/21 2,550,000 2,550,000 2,550,002,125
U.S. Treasury
Obligations, 0.00% to
6.63%, due 07/22/21 to
05/15/49 ......... 2,429,309,000 2,601,000,029
0.01 04/30/21 05/03/21 690,000 690,000 690,000,575
U.S. Treasury
Obligations, 2.38% to
5.00%, due 05/15/37 to
11/15/49 ......... 553,930,500 703,800,025
$ – $ –
$ 3,240,000 $ 3,304,800,054
$ – $ –
Barclays Capital, Inc. ... 0.01 04/30/21 05/03/21 150,000 150,000 150,000,125
U.S. Treasury
Obligation, 2.25%, due
04/30/24 ......... 144,803,600 153,000,063
$ – $ –
BNP Paribas SA ...... 0.01 04/30/21 05/03/21 100,000 100,000 100,000,083
U.S. Treasury
Obligations, 0.13% to
2.88%, due 05/31/21 to
04/15/22 ......... 96,894,200 102,000,026
0.01 04/30/21 05/03/21 306,000 306,000 306,000,255
U.S. Treasury
Obligations, 0.13% to
2.50%, due 07/15/22 to
07/15/29 ......... 296,939,000 312,120,004
0.01 04/26/21 05/03/21 750,000 750,000 750,001,458
U.S. Treasury
Obligations, 0.00% to
8.00%, due 05/20/21 to
02/15/51 ......... 743,144,214 765,000,000
0.01 04/27/21 05/04/21 850,000 850,000 850,001,653
U.S. Treasury
Obligations, 0.00% to
4.50%, due 05/20/21 to
08/15/48 ......... 792,298,430 867,000,000
$ – $ –
$ 2,006,000 $ 2,046,120,030
$ – $ –
Citibank NA .......... 0.01 04/30/21 05/03/21 100,000 100,000 100,000,083
U.S. Treasury
Obligations, 0.00% to
8.13%, due 05/13/21 to
08/15/49 ......... 89,925,708 102,000,015
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.01 04/30/21 05/03/21 385,000 385,000 385,000,321
U.S. Treasury
Obligations, 0.38% to
6.38%, due 08/15/27 to
08/15/44 ......... 374,876,101 392,700,045
0.01 04/30/21 05/03/21 20,000 20,000 20,000,017
U.S. Treasury
Obligations, 0.13% to
3.00%, due 08/31/25 to
02/15/41 ......... 18,346,200 20,400,134
0.01 04/30/21 05/03/21 127,000 127,000 127,000,106
U.S. Treasury
Obligations, 1.13% to
4.63%, due 08/15/39 to
02/15/41 ......... 95,028,041 129,540,138
0.03 04/16/21 05/17/21 1,000,000 1,000,000 1,000,025,833
U.S. Treasury
Obligations, 0.13% to
6.13%, due 07/31/21 to
01/15/30 ......... 924,308,600 1,020,000,045
$ – $ –
$ 1,532,000 $ 1,562,640,362
$ – $ –

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Credit Agricole Corporate
and Investment Bank
SA ............. 0.01% 04/30/21 05/03/21 $ 1,790,000 $ 1,790,000 $ 1,790,000,746
U.S. Treasury
Obligations, 0.13% to
2.88%, due 10/15/21 to
02/15/50 ......... $ 1,669,441,254 $ 1,825,800,089
0.01 04/30/21 05/03/21 50,000 50,000 50,000,021
U.S. Treasury
Obligation, 0.63%, due
02/15/43 ......... 38,735,000 51,000,040
$ – $ –
$ 1,840,000 $ 1,876,800,129
$ – $ –
Credit Suisse AG ...... 0.01 04/30/21 05/03/21 113,000 113,000 113,000,094
U.S. Treasury
Obligations, 0.00% to
3.13%, due 06/17/21 to
02/15/43 ......... 113,981,700 115,260,040
$ – $ –
Deutsche Bank AG ..... 0.01 04/30/21 05/03/21 250,000 250,000 250,000,104
U.S. Treasury
Obligations, 0.13% to
2.25%, due 12/31/22 to
01/15/30 ......... 238,867,700 255,000,079
$ – $ –
Federal Reserve Bank of
New York ......... 0.00 04/30/21 05/03/21 11,250,000 11,250,000 11,250,000,000
U.S. Treasury
Obligations, 0.13% to
3.63%, due 08/15/23 to
08/15/43 ......... 10,739,360,300 11,250,000,046
$ – $ –
Fixed Income Clearing
Corporation ....... 0.01 04/30/21 05/03/21 3,000,000 3,000,000 3,000,002,500
U.S. Treasury
Obligations, 0.01%, due
05/03/21 ......... 2,499,214,400 3,060,000,009
0.01 04/30/21 05/03/21 1,000,000 1,000,000 1,000,000,833
U.S. Treasury
Obligations, 0.00% to
2.25%, due 07/13/21 to
04/30/28 ......... 993,007,900 1,020,000,064
0.01 04/30/21 05/03/21 98,381 98,381 98,381,455
U.S. Treasury
Obligation, 3.00%, due
02/15/48 ......... 87,260,000 100,349,082
0.01 04/30/21 05/03/21 466,011 466,011 466,011,418
U.S. Treasury
Obligation, 2.00%, due
02/15/50 ......... 505,000,000 475,331,638
0.01 04/30/21 05/03/21 318,740 318,740 318,739,849
U.S. Treasury
Obligation, 3.00%, due
05/15/47 ......... 281,180,000 325,114,641
0.01 04/30/21 05/03/21 376,978 376,978 376,978,255
U.S. Treasury
Obligation, 3.00%, due
08/15/48 ......... 334,000,000 384,517,814
0.01 04/30/21 05/03/21 234,304 234,304 234,304,195
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 213,384,000 238,990,275
0.01 04/30/21 05/03/21 107,230 107,230 107,230,482
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... 140,000,000 109,375,089
0.01 04/30/21 05/03/21 235,241 235,241 235,241,029
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 233,240,000 239,945,846
0.01 04/30/21 05/03/21 413,115 413,115 413,115,234
U.S. Treasury
Obligation, 2.50%, due
02/15/46 ......... 402,750,000 421,377,532
$ – $ –
$ 6,250,000 $ 6,375,001,990
$ – $ –
Goldman Sachs & Co. LLC 0.01 04/30/21 05/03/21 200,000 200,000 200,000,167
U.S. Treasury
Obligations, 0.00% to
0.75%, due 11/04/21 to
11/15/50 ......... 207,978,895 204,000,000
$ – $ –
HSBC Securities USA, Inc. 0.01 04/30/21 05/03/21 123,000 123,000 123,000,103
U.S. Treasury
Obligations, 0.00% to
3.00%, due 05/01/21 to
02/15/51 ......... 125,268,859 125,227,229

2021
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.01% 04/30/21 05/03/21 $ 175,000 $ 175,000 $ 175,000,146
U.S. Treasury
Obligations, 0.00% to
6.00%, due 05/15/23 to
11/15/49 ......... $ 203,238,914 $ 178,500,000
0.01
(a)
04/30/21 05/03/21 355,000 355,000 355,000,296
U.S. Treasury
Obligations, 0.00% to
3.00%, due 11/30/21 to
02/15/49 ......... 375,210,422 362,100,000
0.02
(b)
04/30/21 05/10/21 888,085 888,085 888,089,934
U.S. Treasury
Obligations, 0.00% to
3.13%, due 06/15/21 to
11/15/50 ......... 980,912,924 905,846,700
0.02
(b)
04/30/21 05/10/21 722,000 722,000 722,004,011
U.S. Treasury
Obligations, 0.00% to
4.25%, due 05/06/21 to
08/15/49 ......... 735,993,412 736,440,000
$ – $ –
$ 2,263,085 $ 2,308,113,929
$ – $ –
ING Financial Markets LLC 0.01 04/28/21 05/05/21 100,000 100,000 100,000,194
U.S. Treasury
Obligations, 0.00% to
4.63%, due 07/31/21 to
02/15/50 ......... 80,927,400 102,000,071
0.01 04/29/21 05/06/21 100,000 100,000 100,000,194
U.S. Treasury
Obligations, 0.00% to
2.38%, due 08/12/21 to
11/15/49 ......... 81,142,500 102,000,049
$ – $ –
$ 200,000 $ 204,000,120
$ – $ –
JP Morgan Securities LLC 0.01 04/30/21 05/03/21 25,000 25,000 25,000,021
U.S. Treasury
Obligations, 0.00% to
2.75%, due 10/07/21 to
02/28/25 ......... 25,503,000 25,500,001
0.01 04/30/21 05/03/21 150,000 150,000 150,000,125
U.S. Treasury
Obligations, 1.75% to
2.88%, due 10/15/21 to
02/28/22 ......... 150,533,400 153,000,019
0.01
(a)
04/30/21 05/03/21 250,000 250,000 250,000,208
U.S. Treasury
Obligation, 0.00%, due
08/12/21 ......... 255,014,400 255,000,119
0.01
(b)
04/30/21 05/10/21 2,250,000 2,250,000 2,250,006,251
U.S. Treasury
Obligations, 0.00% to
2.25%, due 04/21/22 to
01/31/25 ......... 2,243,800,400 2,295,000,328
$ – $ –
$ 2,675,000 $ 2,728,500,467
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.01 04/30/21 05/03/21 100,000 100,000 100,000,083
U.S. Treasury
Obligations, 0.00% to
2.75%, due 01/15/22 to
11/15/42 ......... 98,098,432 102,000,000
$ – $ –
Natixis SA ........... 0.01 04/30/21 05/03/21 739,000 739,000 739,000,616
U.S. Treasury
Obligations, 0.00% to
5.38%, due 05/11/21 to
05/15/50 ......... 710,772,300 753,780,013
0.01
(a)
04/30/21 05/03/21 753,000 753,000 753,000,628
U.S. Treasury
Obligations, 0.00% to
6.38%, due 05/20/21 to
05/15/50 ......... 742,887,100 768,060,081
0.01
(b)
04/30/21 05/10/21 500,000 500,000 500,001,389
U.S. Treasury
Obligations, 0.00% to
5.38%, due 05/11/21 to
05/15/50 ......... 482,672,600 510,000,026
$ – $ –
$ 1,992,000 $ 2,031,840,120
$ – $ –

T-Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Nomura Securities
International, Inc. .... 0.01% 04/30/21 05/03/21 $ 1,750,000 $ 1,750,000 $ 1,750,001,458
U.S. Treasury
Obligations, 0.13% to
2.50%, due 01/31/23 to
08/15/23 ......... $ 1,709,435,100 $ 1,785,000,088
$ – $ –
Prudential Insurance Co.
of America ........ 0.03 04/30/21 05/03/21 64,000 64,000 64,000,160
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 100,000,000 65,280,160
0.03 04/30/21 05/03/21 51,750 51,750 51,750,129
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 52,785,489
0.03 04/30/21 05/03/21 50,375 50,375 50,375,126
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 50,000,000 51,382,626
0.03 04/30/21 05/03/21 44,538 44,538 44,537,611
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 45,428,011
0.03 04/30/21 05/03/21 7,770 7,770 7,770,019
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 12,000,000 7,925,419
0.03 04/30/21 05/03/21 26,819 26,819 26,818,817
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 35,000,000 27,355,017
0.03 04/30/21 05/03/21 16,110 16,110 16,110,040
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 16,432,360
0.03 04/30/21 05/03/21 26,125 26,125 26,125,065
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 26,647,565
0.03 04/30/21 05/03/21 73,563 73,563 73,562,684
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 75,034,484
0.03 04/30/21 05/03/21 24,200 24,200 24,200,061
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 24,684,061
0.03 04/30/21 05/03/21 49,725 49,725 49,725,124
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 50,719,624
0.03 04/30/21 05/03/21 78,938 78,938 78,937,697
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 150,000,000 80,517,197
0.03 04/30/21 05/03/21 15,025 15,025 15,025,038
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 15,325,438
0.03 04/30/21 05/03/21 21,555 21,555 21,555,054
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 21,986,154
0.03 04/30/21 05/03/21 18,480 18,480 18,480,046
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 28,000,000 18,849,646
0.03 04/30/21 05/03/21 55,400 55,400 55,400,139
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 56,508,139
0.03 04/30/21 05/03/21 83,875 83,875 83,875,210
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 85,552,210
0.03 04/30/21 05/03/21 9,375 9,375 9,375,023
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 9,562,523
0.03 04/30/21 05/03/21 72,262 72,262 72,262,681
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 123,000,000 73,707,931
0.03 04/30/21 05/03/21 15,437 15,437 15,437,539
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 15,746,289

2021
BlackRock Semi-Annual Report to Shareholders
T-Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
0.03% 04/30/21 05/03/21 $ 13,887 $ 13,887 $ 13,887,535
U.S. Treasury
Obligation, 0.00%, due
05/15/40 ......... $ 22,000,000 $ 14,165,395
$ – $ –
$ 819,209 $ 835,595,738
$ – $ –
Societe Generale SA ... 0.01 04/30/21 05/03/21 350,000 350,000 350,000,292
U.S. Treasury
Obligations, 0.00% to
6.63%, due 05/15/21 to
02/15/49 ......... 369,767,650 357,000,000
0.01 04/26/21 05/03/21 1,000,000 1,000,000 1,000,001,944
U.S. Treasury
Obligations, 0.00% to
8.13%, due 05/06/21 to
02/15/49 ......... 961,290,080 1,020,000,000
0.01 04/27/21 05/04/21 300,000 300,000 300,000,583
U.S. Treasury
Obligations, 0.00% to
8.00%, due 08/31/21 to
02/15/50 ......... 291,991,000 306,000,000
0.01 04/28/21 05/05/21 600,000 600,000 600,001,167
U.S. Treasury
Obligations, 0.00% to
8.00%, due 05/20/21 to
08/15/48 ......... 594,543,627 612,000,000
$ – $ –
$ 2,250,000 $ 2,295,000,000
$ – $ –
TD Securities USA LLC .. 0.01 04/30/21 05/03/21 155,000 155,000 155,000,129
U.S. Treasury
Obligations, 0.25% to
1.88%, due 04/30/22 to
02/15/30 ......... 154,765,400 158,100,101
$ – $ –
$ 40,356,959 $ 40,938,871,973
$ – $ –
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 133,879,402,733 $ — $ 133,879,402,733

Treasury Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 103.8%
U.S. Treasury Bills
(a)
:
0.00%, 05/04/21 ................. USD 6,091,885 $ 6,091,876,764
0.00%, 05/06/21 ................. 3,341,270 3,341,251,145
0.01%, 05/11/21 ................. 4,388,495 4,388,439,226
0.00%, 05/13/21 ................. 3,613,410 3,613,386,031
0.01%, 05/18/21 ................. 6,233,265 6,233,235,699
0.01%, 05/20/21 ................. 5,843,232 5,843,114,216
0.00%, 05/25/21 ................. 5,300,000 5,299,962,565
0.00%, 05/27/21 ................. 5,456,000 5,455,946,252
0.01%, 06/01/21 ................. 7,467,675 7,467,564,468
0.01%, 06/03/21 ................. 3,365,740 3,365,706,879
0.01%, 06/08/21 ................. 2,661,780 2,661,749,133
0.01%, 06/10/21 ................. 9,417,845 9,417,550,603
0.01%, 06/15/21 ................. 1,100,000 1,099,979,375
0.01%, 06/17/21 ................. 2,140,000 2,139,893,600
0.01%, 06/22/21 ................. 1,150,000 1,149,984,472
0.01%, 06/24/21 ................. 6,154,539 6,154,271,261
0.01%, 06/29/21 ................. 2,710,000 2,709,957,832
0.01%, 07/01/21 ................. 2,100,000 2,099,915,272
0.01%, 07/06/21 ................. 651,235 651,151,638
0.01%, 07/08/21 ................. 7,487,378 7,486,987,113
0.01%, 07/13/21 ................. 534,640 534,585,793
0.01%, 07/15/21 ................. 188,240 188,179,214
0.02%, 07/22/21 ................. 1,100,000 1,099,937,366
0.02%, 07/27/21 ................. 1,393,395 1,393,293,979
0.02%, 07/29/21 ................. 700,000 699,980,531
0.02%, 08/05/21 ................. 160,280 160,254,355
0.01%, 08/10/21 ................. 338,365 338,342,588
0.02%, 09/09/21 ................. 152,850 152,816,628
0.01%, 09/16/21 ................. 250,000 249,947,292
0.02%, 10/07/21 ................. 1,000,000 999,845,421
0.03%, 11/04/21 ................. 208,914 208,767,799
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.03%, 12/02/21 ................. USD 772,625 $ 772,116,139
0.03%, 12/30/21 ................. 316,070 315,848,923
0.04%, 01/27/22 ................. 653,942 653,499,054
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.24%, 07/31/21
(b)
... 1,590,000 1,589,915,337
2.75%, 08/15/21 ................. 150,000 151,179,726
2.88%, 10/15/21 ................. 26,395 26,725,911
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.32%, 10/31/21
(b)
... 723,530 723,708,955
2.00%, 10/31/21 ................. 24,610 24,840,188
2.00%, 11/15/21 ................. 22,055 22,278,348
2.88%, 11/15/21 ................. 76,025 77,154,842
1.50%, 11/30/21 ................. 44,620 44,975,824
1.75%, 11/30/21 ................. 88,100 88,930,766
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.17%, 01/31/22
(b)
... 990,080 989,745,530
2.50%, 02/15/22 ................. 16,520 16,835,496
1.75%, 02/28/22 ................. 16,515 16,742,279
0.38%, 03/31/22 ................. 16,515 16,557,557
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.13%, 04/30/22
(b)
... 2,028,185 2,028,208,653
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.08%, 07/31/22
(b)
... 737,705 737,704,900
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.08%, 10/31/22
(b)
... 1,549,000 1,548,935,702
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.07%, 01/31/23
(b)
... 2,554,640 2,554,965,161
Total U.S. Treasury Obligations — 103.8%
(Cost: $105,098,743,801) .......................... 105,098,743,801
Total Investments — 103.8%
(Cost: $105,098,743,801 )
(c)
......................... 105,098,743,801
Liabilities in Excess of Other Assets — (3.8)% ............ (3,854,662,753)
Net Assets — 100.0% .............................. $ 101,244,081,048
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 105,098,743,801 $ — $ 105,098,743,801

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 94.3%
Alabama — 0.5%
(a)(b)
Alabama Federal Aid Highway Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2016-XF2373, RB,
VRDN (Citibank NA LIQ), 0.08%, 05/07/21
(c)
USD 5,000 $ 5,000,000
Homewood Alabama, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018G-37, GO, VRDN (Royal Bank
of Canada LOC), 0.09%, 05/07/21
(c)
.... 4,000 4,000,000
Mobile Downtown Redevelopment Authority,
Series 2011A, RB, VRDN (Bank of America
NA LOC), 0.08%, 05/07/21 .......... 17,860 17,860,000
26,860,000
Alaska — 2.3%
(b)
Alaska Housing Finance Corp., Series 2001A,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.06%, 05/07/21 ............ 14,765 14,765,000
Alaska Housing Finance Corp., Series 2009A,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.06%, 05/07/21 ................. 470 470,000
Alaska Housing Finance Corp., Series 2009B,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.06%, 05/07/21 ................. 71,235 71,235,000
Alaska Housing Finance Corp., Series 2009B,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.06%, 05/07/21 ............ 29,150 29,150,000
Alaska Housing Finance Corp., Series 2009D,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.06%, 05/07/21 ............ 15,285 15,285,000
130,905,000
Arizona — 0.1%
Industrial Development Authority of the
County of Yavapai (The), Series 2010, RB,
VRDN (Bank of Nova Scotia (The) LOC),
0.10%, 05/07/21
(b)
................ 5,000 5,000,000
California — 10.3%
Abag Finance Authority for Nonprofit Corp.,
Series 2009A, RB, VRDN (Bank of America
NA LOC), 0.05%, 05/07/21
(b)
......... 4,175 4,175,000
California Educational Facilities
Authority, Series 2006B, RB, VRDN,
0.05%, 05/07/21
(b)
................ 16,130 16,130,000
California Health Facilities Financing Authority,
Series 2011C, RB, VRDN (Bank of Montreal
LOC), 0.06%, 05/07/21
(b)
............ 8,200 8,200,000
California Statewide Communities Development
Authority, Series 2017BB, RB, VRDN (East
West Bank LOC), 0.11%, 05/07/21
(b)
.... 30,000 30,000,000
City of Los Angeles Department of Airports,
Series 2021A-3 (Bank of America NA LOC),
0.12%, 05/05/21 ................. 7,250 7,250,073
City of Los Angeles Wastewater System,
Series 2021 (Toronto-Dominion Bank LOC),
0.11%, 05/04/21 ................. 35,000 35,000,175
County of Los Angeles, Series 2021B (US Bank
NA LOC), 0.11%, 05/04/21 .......... 2,750 2,750,014
County of Los Angeles, Series 2021B (US Bank
NA LOC), 0.11%, 05/06/21 .......... 8,400 8,400,067
East Bay Municipal Utility District Water
System, Series 2008A-1, RB, VRDN (Wells
Fargo Bank NA SBPA), 0.04%, 05/07/21
(b)
10,005 10,005,000
Elsinore Valley Municipal Water District, Series
2008B, COP, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(b)
............ 500 500,000
Security
Par (000)
Par (000) Value
California (continued)
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States (AGM), Series
2020-XF2895, GO, VRDN (Barclays Bank
plc LIQ), 0.08%, 05/07/21
(a)(b)(c)
........ USD 5,800 $ 5,800,000
Golden Gate Bridge Highway & Transportation
District, Series 2021B (JP Morgan Chase
Bank NA SBPA), 0.10%, 05/19/21 ..... 2,925 2,925,073
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XM0488,
RB, VRDN (Royal Bank of Canada LIQ),
0.12%, 05/07/21
(a)(b)(c)
.............. 7,500 7,500,000
Irvine Ranch Water District, Series 2011A-1,
VRDN, 0.09%, 03/02/22
(b)
........... 2,250 2,250,022
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0780, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 7,700 7,700,000
Los Angeles Community Facilities District,
Series 2021 (Bank of America NA LOC),
0.11%, 06/02/21 ................. 12,659 12,659,836
Los Angeles County Capital Asset Leasing
Corp., Series 2021C (Wells Fargo Bank NA
LOC), 0.11%, 05/04/21 ............. 5,000 5,000,025
Los Angeles County Schools, Series 2020-
21B3, COP, 2.00%, 12/30/21 ......... 6,000 6,074,604
Los Angeles Department of Water, Series 2021,
Sub-Series A-2, RB, VRDN (TD Bank NA
SBPA), 0.02%, 05/03/21
(b)
........... 17,500 17,500,000
Metropolitan Water District of Southern
California, Series 2017C, RB, VRDN,
0.31%, 06/21/21
(b)
................ 11,000 11,000,000
Metropolitan Water District of Southern
California, Series 2017D, RB, FRN ,
0.31%, 06/21/21
(b)
................ 26,000 26,000,000
Metropolitan Water District of Southern
California, Series 2017E, R B, VRDN,
0.31%, 06/21/21
(b)
................ 16,375 16,375,000
Metropolitan Water District of Southern
California, Series 2018A-2, RB, VRDN
(Toronto-Dominion Bank SBPA),
0.02%, 05/03/21
(b)
................ 1,560 1,560,000
Mount San Antonio California Community
College District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XF0753, GO, VRDN (Royal Bank of
Canada LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 5,600 5,600,000
Municipal Improvement Corp. of Los Angeles,
Series 2021, Sub-Series A-1 (US Bank NA
LOC), 0.13%, 09/14/21 ............. 11,250 11,249,471
Municipal Improvement Corp. of Los Angeles,
Series 2021A-2 (Bank of America NA LOC),
0.11%, 05/19/21 ................. 10,500 10,500,263
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates
Various States (AGM), Series 2019-XG0250,
GO, VRDN (Bank of America NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 6,580 6,580,000
Riverside County Asset Leasing Corp. (AGC),
Series 2008A, RB, VRDN (Wells Fargo Bank
NA LOC), 0.06%, 05/07/21
(b)
......... 2,145 2,145,000
Riverside County Office of Education
Pooled Notes, Series 2020-21A, TAN,
2.00%, 12/01/21 ................. 16,000 16,174,611

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
California (continued)
Sacramento Transportation Authority, Series
2014A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.04%, 05/07/21
(b)
...... USD 10,040 $ 10,040,000
San Diego County Regional Transportation
Commission, Series 2008A, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.04%, 05/07/21
(b)
................ 10,970 10,970,000
San Francisco City & County Airport
Commission-San Francisco International
Airport, Series 2018B, RB, VRDN (Barclays
Bank plc LOC), 0.05%, 05/07/21
(b)
..... 3,650 3,650,000
San Francisco City & County Public Utilities
Commission, Series 2021, 0.13%, 05/05/21 30,000 30,000,330
San Francisco City & County Public Utilities
Commission Wastewater, Series 2021 (Bank
of America NA LOC), 0.14%, 05/12/21 ... 23,000 23,000,621
San Francisco City & County Public Utilities
Commission Wastewater (State Street),
Series 2021 (State Street Bank Guaranty),
0.12%, 06/16/21 ................. 61,000 61,005,734
San Mateo California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0925, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 4,357 4,357,000
State of California, Series 2003C-1, GO, VRDN
(TD Bank NA LOC), 0.03%, 05/07/21
(b)
.. 1,400 1,400,000
State of California, Series 2021A-2 (Royal Bank
of Canada LOC), 0.10%, 05/26/21 ..... 20,355 20,356,058
State of California, Series 2021A-2 (Royal Bank
of Canada LOC), 0.11%, 06/04/21 ..... 47,915 47,917,204
State of California Department of Water
Resources, Series 2021-1 (Bank of America
NA SBPA), 0.10%, 05/25/21 ......... 15,497 15,497,511
University of California, Series 2013AL-3, RB,
VRDN, 0.02%, 05/03/21
(b)
........... 10,000 10,000,000
University of California, Series 2013AL-4, RB,
VRDN, 0.02%, 05/03/21
(b)
........... 39,335 39,335,000
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 8,150 8,150,000
582,683,692
Colorado — 1.8%
(b)
Boulder Larimer & Weld County, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-57, GO,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(c)
............... 5,670 5,670,000
Boulder Valley Colony School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-16, GO,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(c)
............... 5,000 5,000,000
City of Colorado Springs Utilities System,
Series 2005A, RB, VRDN (Bank of America
NA SBPA), 0.06%, 05/07/21 ......... 45,340 45,340,000
City of Colorado Springs Utilities System,
Series 2006B, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale SBPA),
0.11%, 05/07/21 ................. 2,110 2,110,000
City of Colorado Springs Utilities System,
Series 2010C, RB, VRDN (Barclays Bank
plc SBPA), 0.06%, 05/07/21 ......... 9,075 9,075,000
Security
Par (000)
Par (000) Value
Colorado (continued)
Colorado Health Facilities Authority, Series
2020B, RB, VRDN (TD Bank NA LOC),
0.07%, 05/07/21 ................. USD 5,900 $ 5,900,000
Colorado Health Facilities Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0667, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(a)(c)
............... 5,345 5,345,000
County of Arapahoe, Series 2001, RB, VRDN
(Freddie Mac LOC), 0.10%, 05/07/21 ... 9,135 9,135,000
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XF2686, RB, VRDN
(Citibank NA LIQ), 0.09%, 05/07/21
(a)(c)
.. 8,000 8,000,000
Sheridan Redevelopment Agency, Series
2011A-1, VRDN (JP Morgan Chase Bank
NA LOC), 0.08%, 05/07/21 .......... 4,720 4,720,000
100,295,000
Connecticut — 1.5%
(b)
Connecticut Housing Finance Authority, Series
2016F, Sub-Series F-5, RB, VRDN ( Helaba
SBPA), 0.07%, 05/07/21 ............ 48,200 48,200,000
Connecticut Housing Finance Authority, Series
2017F, Sub-Series F-3, RB, VRDN (Barclays
Bank plc SBPA), 0.06%, 05/07/21 ...... 30,835 30,835,000
Connecticut State Health & Educational
Facilities Authority, Series 2000A, RB, VRDN
(TD Bank NA SBPA), 0.05%, 05/07/21 .. 3,700 3,700,000
Connecticut State, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-3, GO, VRDN (Royal Bank of
Canada LOC), 0.09%, 05/07/21
(a)(c)
..... 4,000 4,000,000
86,735,000
Delaware — 0.0%
Delaware State Economic Development
Authority, Series 1997, RB, VRDN (M&T
Bank LOC), 0.11%, 05/07/21
(b)
........ 400 400,000
District of Columbia — 0.4%
(b)
District of Columbia, Series 2004, RB, VRDN
(Bank of America NA LOC), 0.09%, 05/07/21 5,110 5,110,000
District of Columbia Water & Sewer Authority,
Series 2014B-1, RB, VRDN (TD Bank NA
SBPA), 0.08%, 05/07/21 ............ 4,980 4,980,000
Metropolitan Washington Airports Authority,
Series 2009D, Sub-Series D-2, RB, VRDN
(TD Bank NA LOC), 0.04%, 05/03/21 ... 14,715 14,715,000
24,805,000
Florida — 4.0%
(b)
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-YX1071, RB, VRDN
(Barclays Bank plc LOC), 0.10%, 05/07/21
(a)
(c)
........................... 10,480 10,480,000
County of Palm Beach, Series 2002, RB, VRDN
(Northern Trust Co. LOC), 0.06%, 05/07/21 7,200 7,200,000
Escambia County Health Facilities Authority
(AGC), Series 2003B, RB, VRDN (TD Bank
NA SBPA), 0.13%, 05/03/21 ......... 17,795 17,795,000
Florida Housing Finance Corp., Series
2004M, RB, VRDN (Freddie Mac LIQ),
0.13%, 05/07/21 ................. 9,675 9,675,000

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Florida (continued)
Gainesville Florida Utilities, Tender Option Bond
Trust Receipts/Certificates, Series 2020-
YX1118, RB, VRDN (Barclays Bank plc LIQ),
0.09%, 05/07/21
(a)(c)
............... USD 15,435 $ 15,435,000
Halifax Hospital Medical Center, Series 2008,
RB, VRDN (JP Morgan Chase Bank NA
LOC), 0.07%, 05/07/21 ............. 2,500 2,500,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.05%, 05/07/21 28,910 28,910,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.06%, 05/07/21 14,750 14,750,000
Hillsborough County Industrial Development
Authority, Series 2020B, RB, VRDN (TD
Bank NA LOC), 0.04%, 05/03/21 ...... 8,685 8,685,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates,
Series 2019-XX1109, RB, VRDN (Barclays
Bank plc LIQ), 0.09%, 05/07/21
(a)(c)
..... 8,750 8,750,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1110,
RB, VRDN (Barclays Bank plc LIQ),
0.09%, 05/07/21
(a)(c)
............... 60,000 60,000,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0901,
RB, VRDN (Bank of America NA LIQ),
0.10%, 05/07/21
(a)(c)
............... 2,000 2,000,000
Orlando Utilities Commission, Series
2008-2, RB, VRDN (TD Bank NA SBPA),
0.08%, 05/07/21 ................. 16,750 16,750,000
Orlando Utilities Commission, Series
2015B, RB, VRDN (TD Bank NA SBPA),
0.06%, 05/07/21 ................. 18,065 18,065,000
Sunshine State Governmental Financing
Commission, Series 2010A, RB,
VRDN (MUFG Union Bank NA LOC),
0.06%, 05/07/21 ................. 7,500 7,500,000
228,495,000
Georgia — 1.4%
Atlanta Water & Waste Water, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2649, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 13,000 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0244,
RB, VRDN (Bank of America NA LIQ),
0.11%, 05/07/21
(a)(b)(c)
.............. 2,450 2,450,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0751,
RB, VRDN (Bank of America NA LIQ),
0.11%, 05/07/21
(a)(b)(c)
.............. 3,000 3,000,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-107, RB,
VRDN (Royal Bank of Canada LOC),
0.12%, 05/07/21
(a)(b)(c)
.............. 5,000 5,000,000
City of Canton, Series 2021, RB,
4.00%, 05/03/21 ................. 725 725,000
Gainesville & Hall County Development
Authority (AGC), Series 2003B, RB, VRDN
(TD Bank NA SBPA), 0.13%, 05/03/21
(b)
. 27,505 27,505,000
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia Municipal Electric Authority, Tender
Option Bond Trust Receipts/Certificates
Various States (AGM), Series 2019-XG0257,
RB, VRDN (Bank of America NA LOC),
0.11%, 05/07/21
(a)(b)(c)
.............. USD 2,230 $ 2,230,000
Heard County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-105, RB,
VRDN (Royal Bank of Canada LOC),
0.12%, 05/07/21
(a)(b)(c)
.............. 2,075 2,075,000
Monroe County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-106, RB,
VRDN (Royal Bank of Canada LOC),
0.12%, 05/07/21
(a)(b)(c)
.............. 5,000 5,000,000
Municipal Electric Authority of Georgia, Series
2008B, RB, VRDN (PNC Bank NA LOC),
0.07%, 05/07/21
(b)
................ 4,010 4,010,000
Municipal Electric Authority, Tender Option
Bond Trust Receipts/Certificates
Various States, Series 2019-XG0256,
RB, VRDN (Bank of America NA LOC),
0.11%, 05/07/21
(a)(b)(c)
.............. 15,820 15,820,000
80,815,000
Hawaii — 0.3%
State of Hawaii, Series 2020GA, GO,
5.00%, 10/01/21 ................. 16,175 16,497,120
Idaho — 0.2%
Idaho Housing & Finance Association, Series
2011A, RB, VRDN (FHLMC Guaranty),
0.06%, 05/07/21
(b)
................ 9,150 9,150,000
Illinois — 2.8%
(b)
City of Galesburg, Series 1999, RB, VRDN
(PNC Bank NA LOC), 0.30%, 05/07/21 .. 2,550 2,550,000
Illinois Development Finance Authority, Series
1998, RB, VRDN (Northern Trust Co. LOC),
0.08%, 05/07/21 ................. 8,000 8,000,000
Illinois Development Finance Authority, Series
2001, RB, VRDN (BMO Harris Bank NA
LOC), 0.08%, 05/07/21 ............. 2,200 2,200,000
Illinois Finance Authority, Series 2004, RB,
VRDN (BMO Harris Bank NA LOC),
0.08%, 05/07/21 ................. 11,225 11,225,000
Illinois Finance Authority, Series 2007A, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.07%, 05/07/21 ................. 4,100 4,100,000
Illinois Finance Authority, Series 2008C, Sub-
Series 3-A, RB, VRDN (Northern Trust Co.
SBPA), 0.07%, 05/07/21 ............ 7,055 7,055,000
Illinois Finance Authority, Series 2008D,
RB, VRDN (Bank of America NA LOC),
0.07%, 05/07/21 ................. 7,000 7,000,000
Illinois Finance Authority, Series 2009E, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.06%, 05/07/21 ................. 15,965 15,965,000
Illinois Finance Authority, Series 2020B, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.02%, 05/03/21 ................. 35,685 35,685,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0072, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(a)(c)
............... 7,500 7,500,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0086, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(a)(c)
............... USD 16,150 $ 16,150,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0781, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.09%, 05/07/21
(a)(c)
23,420 23,420,000
Illinois Housing Development Authority (GNMA/
FNMA/FHLMC), Series 2018, Sub-Series
A-2, RB, VRDN (Federal Home Loan Bank
SBPA), 0.05%, 05/07/21 ............ 13,500 13,500,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2202,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.09%, 05/07/21
(a)(c)
............... 1,140 1,140,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0801, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.10%, 05/07/21
(a)(c)
............... 3,340 3,340,000
158,830,000
Indiana — 1.4%
County of Elkhart, Series 2008A, RB,
VRDN (Federal Home Loan Bank LOC),
0.06%, 05/07/21
(b)
................ 7,005 7,005,000
Indiana Finance Authority, Series 2005A-1,
RB, VRDN (Bank of America NA SBPA),
0.09%, 05/07/21
(b)
................ 33,175 33,175,000
Indiana Finance Authority, Series 2009B,
RB, VRDN (Wells Fargo Bank NA LOC),
0.04%, 05/04/21
(b)
................ 6,000 6,000,000
Indiana Finance Authority, Series 2009D,
RB, VRDN (Wells Fargo Bank NA LOC),
0.04%, 05/04/21
(b)
................ 8,750 8,750,000
Indiana Housing & Community Development
Authority, Series 2017C-3, RB, VRDN (TD
Bank NA LIQ), 0.04%, 05/03/21
(b)
...... 12,440 12,440,000
Indiana University, Series 2021,
0.16%, 09/21/21 ................. 10,000 9,999,520
77,369,520
Iowa — 3.7%
(b)
Iowa Finance Authority, Series 2003B,
RB, VRDN (Bank of America NA LOC),
0.06%, 05/07/21 ................. 20,780 20,780,000
Iowa Finance Authority, Series 2008B,
RB, VRDN (MidAmerican Energy Corp.
Guaranty), 0.07%, 05/07/21 .......... 53,625 53,625,000
Iowa Finance Authority, Series 2012, RB,
VRDN (Korea Development Bank LOC),
0.12%, 05/07/21
(a)
................ 94,625 94,625,000
Iowa Finance Authority, Series 2016A,
RB, VRDN (MidAmerican Energy Corp.
Guaranty), 0.07%, 05/07/21 .......... 30,100 30,100,000
Iowa Finance Authority (GNMA/FNMA/FHLMC),
Series 2017D, RB, VRDN (Federal Home
Loan Bank SBPA), 0.05%, 05/07/21 .... 8,400 8,400,000
207,530,000
Security
Par (000)
Par (000) Value
Kansas — 0.3%
(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates Various
States, Series 2018-XF0696, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.11%, 05/07/21 ................. USD 8,580 $ 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada LOC), 0.09%, 05/07/21 . 6,500 6,500,000
15,080,000
Kentucky — 1.5%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates Various States (AGM),
Series 2018-XG0161, RB, VRDN (Bank of
America NA LOC), 0.09%, 05/07/21
(a)(b)(c)
. 4,960 4,960,000
Louisville and Jefferson County Metropolitan
Sewer District, Series 2020, BAN,
5.00%, 10/20/21 ................. 52,340 53,526,637
Louisville and Jefferson County Metropolitan
Sewer District (JPMC), Series 2021
(JP Morgan Chase Bank Guaranty),
0.15%, 06/01/21 ................. 15,000 15,000,780
Louisville and Jefferson County Metropolitan
Sewer District (JPMC), Series 2021
(JP Morgan Chase Bank Guaranty),
0.13%, 07/01/21 ................. 10,000 10,001,240
University of Louisville, Tender Option
Bond Trust Receipts/Certificates Various
States (AGM), Series 2020-XM0881,
RB, VRDN (Royal Bank of Canada LIQ),
0.10%, 05/07/21
(a)(b)(c)
.............. 2,730 2,730,000
86,218,657
Louisiana — 2.2%
East Baton Rouge Parish Industrial
Development Board, Inc., Series 2010B,
RB, VRDN (Exxon Mobil Corp. Guaranty),
0.04%, 05/03/21
(b)
................ 14,100 14,100,000
Livingston Parish School Board, Series 2021A,
RB, 3.00%, 05/03/21 .............. 1,700 1,700,000
Louisiana Public Facilities Authority, Series
200 4, RB, VRDN (Air Products & Che micals,
Inc. Guaranty), 0.07%, 05/07/21
(b)
...... 23,000 23,000,000
Louisiana Public Facilities Authority,
Series 2008 B, RB, VRDN (Air
Products & Che micals, Inc. Guaranty),
0.08%, 05/07/21
(b)
................ 11,400 11,400,000
Louisiana Public Facilities Authority, Series
2010, RB, VRDN (Air Products & Che micals,
Inc. Guaranty), 0.08%, 05/07/21
(b)
...... 66,700 66,700,000
Parish of St Charles, Series 1992B, RB,
VRDN (Shell Oil Corp. Guaranty),
0.05%, 05/03/21
(b)
................ 8,600 8,600,000
125,500,000
Maryland — 0.7%
(b)
Baltimore County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0642, BAN, GO, VRDN (JP Morgan
Chase Bank NA LIQ), 0.09%, 05/07/21
(a)(c)
1,900 1,900,000
Maryland Economic Development Corp., Series
2008A, RB, VRDN, 0.06%, 05/07/21 .... 6,750 6,750,000
Maryland Health & Higher Educational
Facilities Authority, Series 2000, RB, VRDN
(Manufacturers & Traders Trust Co. LOC),
0.11%, 05/07/21 ................. 14,340 14,340,000

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority, Series 2009B, RB, VRDN (Bank of
America NA LOC), 0.06%, 05/07/21 .... USD 12,320 $ 12,320,000
Washington Suburban Sanitary District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0816,
RB, VRDN (Barclays Bank plc LIQ),
0.09%, 05/07/21
(a)(c)
............... 2,285 2,285,000
37,595,000
Massachusetts — 1.1%
Attleboro, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XM0915, GO, VRDN (Wells Fargo Bank NA
LIQ), 0.09%, 05/07/21
(a)(b)(c)
.......... 6,750 6,750,000
City of Quincy, Series 2020, BAN, GO,
2.00%, 06/11/21 ................. 16,614 16,648,485
Commonwealth of Massachusetts, Tender
Option Bond Trust Receipts/Certificates,
Series 2021 E-148, GO, VRDN (Royal Bank
of Canada LOC), 0.09%, 05/07/21
(a)(b)(c)
.. 20,000 20,000,000
Massachusetts Development Finance Agency,
Series 2008-U6E, RB, VRDN (TD Bank NA
LOC), 0.02%, 05/03/21
(b)
............ 12,205 12,205,000
Massachusetts Development Finance Agency,
Series 2011K-1, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.05%, 05/07/21
(b)
.... 4,640 4,640,000
Massachusetts State Transporting Fund,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0610, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.09%, 05/07/21
(a)(b)(c)
.... 4,500 4,500,000
64,743,485
Michigan — 3.8%
Board of Trustees Michigan State University,
Series 2021G, 0.11%, 05/06/21 ....... 22,090 22,090,177
Board of Trustees Michigan State University,
Series 2021G, 0.11%, 05/07/21 ....... 9,935 9,935,099
Kent Hospital Finance Authority, Series 2008C,
RB, VRDN (Bank of New York Mellon LOC),
0.05%, 05/07/21
(b)
................ 4,075 4,075,000
Michigan Building Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-XM0743, RB,
VRDN (Wells Fargo Bank NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 4,000 4,000,000
Michigan State Housing Development Authority,
Series 2006C, RB, VRDN (US Bank NA
SBPA), 0.06%, 05/07/21
(b)
........... 14,790 14,790,000
Michigan State Housing Development Authority,
Series 2009D, RB, VRDN (Industrial and
Commercial Bank of China Ltd. SBPA),
0.10%, 05/07/21
(b)
................ 14,705 14,705,000
Michigan State University, Series 2000A-
1, RB, VRDN (PNC Bank NA SBPA),
0.08%, 05/07/21
(b)
................ 44,925 44,925,000
Michigan State University, Series 2003A,
RB, VRDN (Northern Trust Co. SBPA),
0.08%, 05/07/21
(b)
................ 38,005 38,005,000
Michigan State University, Series 2005,
RB, VRDN (PNC Bank NA SBPA),
0.08%, 05/07/21
(b)
................ 51,090 51,090,000
University of Michigan, Series 2012D-1, RB,
VRDN, 0.02%, 05/03/21
(b)
........... 10,915 10,915,000
214,530,276
Security
Par (000)
Par (000) Value
Minnesota — 1.9%
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.07%, 05/07/21
(b)
................ USD 3,250 $ 3,250,000
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.06%, 05/07/21
(b)
................ 8,800 8,800,000
City of Rochester, Series 2008A, RB, VRDN,
0.05%, 05/07/21
(b)
................ 10,200 10,200,000
City of Rochester, Series 2019A, RB,
VRDN (United Fidelity Bank LOC),
0.06%, 05/07/21
(b)
................ 15,000 15,000,000
City of Rochester, Series 2019C, RB,
VRDN (United Fidelity Bank LOC),
0.06%, 05/07/21
(b)
................ 4,800 4,800,000
Housing & Redevelopment Authority of The
City of St. Paul Minnesota, Series 2009C,
RB, VRDN (Wells Fargo Bank NA LOC),
0.05%, 05/07/21
(b)
................ 5,320 5,320,000
Minnesota Housing Finance Agency, Series
2015G, RB, VRDN (Royal Bank of Canada
SBPA), 0.06%, 05/07/21
(b)
........... 4,575 4,575,000
University of Minnesota, Series 2021C,
0.11%, 05/20/21 ................. 15,000 15,000,600
University of Minnesota, Series 2021F,
0.14%, 05/10/21 ................. 42,100 42,100,589
109,046,189
Mississippi — 3.3%
(b)
County of Jackson, Series 1993, RB, VRDN
(Chevron Corp. Guaranty), 0.03%, 05/03/21 9,870 9,870,000
Mississippi Business Finance Corp., Series
2007D, RB, VRDN (Chevron Corp.
Guaranty), 0.04%, 05/03/21 .......... 10,950 10,950,000
Mississippi Business Finance Corp., Series
2009E, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 19,350 19,350,000
Mississippi Business Finance Corp., Series
2009F, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 5,350 5,350,000
Mississippi Business Finance Corp., Series
2010G, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 3,950 3,950,000
Mississippi Business Finance Corp., Series
2010H, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 30,420 30,420,000
Mississippi Business Finance Corp., Series
2010K, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 22,000 22,000,000
Mississippi Business Finance Corp., Series
2010L, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 38,160 38,160,000
Mississippi Business Finance Corp., Series
2011C, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 14,525 14,525,000
Mississippi Business Finance Corp., Series
2011F, RB, VRDN (Chevron Corp.
Guaranty), 0.04%, 05/03/21 .......... 10,265 10,265,000
Mississippi Business Finance Corp., Series
2011G, RB, VRDN (Chevron Corp.
Guaranty), 0.03%, 05/03/21 .......... 20,300 20,300,000
185,140,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Missouri — 1.9%
(b)
City of Kansas City, Series 2008E, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.07%, 05/07/21 ................. USD 7,765 $ 7,765,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0678, RB, VRDN (Royal Bank of
Canada LIQ), 0.09%, 05/07/21
(a)(c)
..... 18,800 18,800,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0184, RB, VRDN (Citibank NA
LOC), 0.11%, 05/07/21
(a)(c)
........... 5,000 5,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019C-17, RB, VRDN (Royal Bank of
Canada LOC), 0.11%, 05/07/21
(a)(c)
..... 14,000 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2020-XG0300, RB, VRDN (Bank of America
NA LOC), 0.10%, 05/07/21
(a)(c)
........ 7,500 7,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
C-16, RB, VRDN (Royal Bank of Canada
LOC), 0.12%, 05/07/21
(a)(c)
........... 52,600 52,600,000
105,665,000
Nebraska — 2.2%
Lincoln Nebraska Electric (JPMC), Series
1995 (JP Morgan Chase Bank NA LOC),
0.13%, 08/03/21 ................. 40,000 40,000,640
Nebraska Investment Finance Authority
(GNMA/FNMA/FHLMC), Series 2017C, RB,
VRDN (Federal Home Loan Bank SBPA),
0.06%, 05/07/21
(b)
................ 15,195 15,195,000
Omaha Public Power District, Series
2021A (Bank of America NA SBPA),
0.13%, 05/04/21 ................. 10,050 10,050,081
Omaha Public Power District, Series
2021A (Bank of America NA SBPA),
0.13%, 05/05/21 ................. 14,000 14,000,140
Omaha Public Power District, Series
2021A (Bank of America NA SBPA),
0.13%, 05/06/21 ................. 8,950 8,950,107
Omaha Public Power District, Series
2021A (Bank of America NA SBPA),
0.14%, 09/01/21 ................. 14,370 14,369,253
Omaha Public Power District, Series
2021A (Bank of America NA SBPA),
0.14%, 09/02/21 ................. 14,000 13,999,258
Omaha Public Power District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2685, RB,
VRDN (Citibank NA LIQ), 0.09%, 05/07/21
(a)
(b)(c)
.......................... 5,400 5,400,000
121,964,479
Nevada — 0.1%
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc LIQ),
0.11%, 05/07/21
(a)(b)(c)
.............. 5,475 5,475,000
Security
Par (000)
Par (000) Value
New Hampshire — 0.3%
New Hampshire Health and Education Facilities
Authority Act, Series 2005A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.02%, 05/03/21
(b)
................ USD 14,400 $ 14,400,000
New Jersey — 1.5%
County of Mercer, Series 2020A, BAN, GO,
2.00%, 06/10/21 ................. 49,544 49,638,413
County of Middlesex, Series 2020, BAN, GO,
2.00%, 06/03/21 ................. 6,000 6,009,293
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2853, RB, VRDN (Barclays Bank plc
LOC), 0.09%, 05/07/21
(a)(b)(c)
......... 2,740 2,740,000
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States (NATL-RE),
Series 2018-XX1091, RB, VRDN (Barclays
Bank plc LOC), 0.09%, 05/07/21
(a)(b)(c)
... 11,545 11,545,000
New Jersey State Appropriation, Tender Option
Bond Trust Receipts/Certificates, Series
2018-XG0168, RB, VRDN (Barclays Bank
plc LOC), 0.09%, 05/07/21
(a)(b)(c)
....... 7,725 7,725,000
New Jersey State Housing & Mortgage Finance
Agency, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0228, RB, VRDN (Royal Bank of Canada
LIQ), 0.09%, 05/07/21
(a)(b)(c)
.......... 2,775 2,775,000
New Jersey Transportation Trust Fund
Authority, Series 2020-XM0926,
VRDN (Royal Bank of Canada SBPA),
0.09%, 05/07/21
(b)
................ 4,250 4,250,000
84,682,706
New York — 15.0%
Amherst Development Corp., Series 2011A,
RB, VRDN (Manufacturers & Traders Trust
Co. LOC), 0.11%, 05/07/21
(b)
......... 4,100 4,100,000
Battery Park City Authority, Series 2019D-
1, RB, VRDN (TD Bank NA SBPA),
0.05%, 05/07/21
(b)
................ 700 700,000
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019, VRDN (Royal Bank of Canada
SBPA), 0.09%, 05/07/21
(b)(c)
.......... 2,645 2,645,000
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 6,000 6,011,462
City of New York, Series 2005F, Sub-Series
F-3, GO, VRDN (Sumitomo Mitsui Banking
LOC), 0.08%, 05/07/21
(b)
............ 2,500 2,500,000
City of New York, Series 2006I, Sub-Series
I-4, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 26,305 26,305,000
City of New York, Series 2012A, Sub-Series
A-4, GO, VRDN (Bank of Tokyo-Mitsubishi
UFJ Ltd. LOC), 0.06%, 05/07/21
(b)
..... 4,505 4,505,000
City of New York, Series 2012G, Sub-Series
G-6, GO, VRDN (Mizuho Bank Ltd. LOC),
0.03%, 05/03/21
(b)
................ 5,420 5,420,000
City of New York, Series 2014D, Sub-Series
D-4, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 44,690 44,690,000
City of New York, Series 2014I, Sub-Series
I-3, GO, VRDN (Citibank NA LOC),
0.06%, 05/07/21
(b)
................ 29,890 29,890,000

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
New York (continued)
City of New York, Series 2018E, Sub-Series
E-5, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ USD 24,375 $ 24,375,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.15%, 05/07/21
(a)(b)(c)
.............. 10,050 10,050,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0677,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.10%, 05/07/21
(a)(b)(c)
.............. 4,595 4,595,000
Metropolitan Transportation Authority, Series
2008A-1, RB, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 8,895 8,895,000
Metropolitan Transportation Authority, Series
2012A-2, RB, VRDN (Bank of Montreal
LOC), 0.07%, 05/07/21
(b)
............ 17,700 17,700,000
Metropolitan Transportation Authority, Series
2015, Sub-Series E-3, RB, VRDN (Bank of
America NA LOC), 0.03%, 05/03/21
(b)
... 9,400 9,400,000
Metropolitan Transportation Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series E-126,
RB, VRDN (Royal Bank of Canada LOC),
0.11%, 05/07/21
(a)(b)(c)
.............. 30,500 30,500,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.08%, 05/07/21
(a)(b)(c)
...... 5,150 5,150,000
New York City Health & Hospital Corp., Series
2008C, RB, VRDN (TD Bank NA LOC),
0.06%, 05/07/21
(b)
................ 1,000 1,000,000
New York City Housing Development Corp.,
Series 2017C-4, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.06%, 05/07/21
(b)
.... 22,020 22,020,000
New York City Housing Development Corp.,
Series 2017G-3, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.05%, 05/07/21
(b)
.... 4,000 4,000,000
New York City Housing Development Corp.,
Series 2019A-4, RB, VRDN (Royal Bank of
Canada SBPA), 0.07%, 05/07/21
(b)
..... 2,950 2,950,000
New York City Industrial Development Agency,
Series 2004B, RB, VRDN (Bank of America
NA LOC), 0.03%, 05/03/21
(b)
......... 2,700 2,700,000
New York City Municipal Water Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0731,
RB, VRDN (Bank of America NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 2,800 2,800,000
New York City Transitional Finance Authority,
Series 2003, Sub-Series A-4, RB, VRDN
(TD Bank NA SBPA), 0.04%, 05/03/21
(b)
. 33,805 33,805,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2010, Sub-
Series G-6, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 16,770 16,770,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2011, Sub-
Series A-4, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 8,920 8,920,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured, Series 2014, Sub-
Series D-3, RB, VRDN (Mizuho Bank Ltd.
SBPA), 0.05%, 05/03/21
(b)
........... USD 24,565 $ 24,565,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2019, Sub-
Series C-4, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 22,700 22,700,000
New York City Transitional Finance Authority
Future Tax Secured Revenue, Series 2019,
Sub-Series B-4, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.02%, 05/03/21
(b)
22,355 22,355,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2529, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.09%, 05/07/21
(a)(b)(c)
.... 4,625 4,625,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0992, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.08%, 05/07/21
(a)(b)(c)
...... 3,080 3,080,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XL0164, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.08%, 05/07/21
(a)(b)(c)
......... 9,330 9,330,000
New York City Trust for Cultural Resources,
Series 2009A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.05%, 05/07/21
(b)
7,745 7,745,000
New York City Water & Sewer System,
Series 2009, Sub-Series BB-1, RB,
VRDN ( Landesbank Hessen- Thuringen
Girozentrale SBPA), 0.05%, 05/03/21
(b)
.. 14,100 14,100,000
New York City Water & Sewer System,
Series 2011, Sub-Series FF-2, RB,
VRDN ( Landesbank Hessen- Thuringen
Girozentrale SBPA), 0.02%, 05/03/21
(b)
.. 10,500 10,500,000
New York City Water & Sewer System, Series
2011DD-1, RB, VRDN (TD Bank NA SBPA),
0.04%, 05/03/21
(b)
................ 32,140 32,140,000
New York City Water & Sewer System, Series
2012, Sub-Series A-2, RB, VRDN (Mizuho
Bank Ltd. SBPA), 0.03%, 05/03/21
(b)
.... 11,400 11,400,000
New York City Water & Sewer System, Series
2013, Sub-Series AA2, RB, VRDN (PNC
Bank NA SBPA), 0.07%, 05/07/21
(b)
.... 6,300 6,300,000
New York City Water & Sewer System, Series
2013, Sub-Series AA-2, RB, VRDN (Bank
of Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.06%, 05/07/21
(b)
................ 5,400 5,400,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-3, RB, VRDN (TD
Bank NA SBPA), 0.04%, 05/03/21
(b)
.... 57,815 57,815,000
New York City Water & Sewer System,
Series 2014AA, Sub-Series AA-5,
RB, VRDN (Mizuho Bank Ltd. SBPA),
0.04%, 05/03/21
(b)
................ 23,920 23,920,000
New York City Water & Sewer System,
Series 2015BB, Sub-Series BB-2,
RB, VRDN (Mizuho Bank Ltd. SBPA),
0.04%, 05/03/21
(b)
................ 16,900 16,900,000
New York City Water & Sewer System, Series
2016BB-1A, RB, VRDN (State Street Bank
& Trust Co. SBPA), 0.04%, 05/03/21
(b)
... 9,570 9,570,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
New York (continued)
New York City Water & Sewer System, Series
2016BB-1B, RB, VRDN (State Street Bank
& Trust Co. SBPA), 0.04%, 05/03/21
(b)
... USD 10,215 $ 10,215,000
New York City Water & Sewer System, Series
2017BB, RB, VRDN (Bank of Montreal
SBPA), 0.04%, 05/03/21
(b)
........... 22,115 22,115,000
New York Power Authority, Series 2021-2 (TD
Bank NA SBPA), 0.14%, 08/17/21 ..... 11,500 11,501,472
New York Power Authority (JPMC), Series
2020 (Toronto-Dominion Bank SBPA),
0.29%, 07/13/21 ................. 9,900 9,901,960
New York Power Authority (JPMC), Series
2020 (JP Morgan Chase Bank NA SBPA),
0.29%, 08/03/21 ................. 38,522 38,532,285
New York Power Authority (JPMC), Series 2020
(JP Morgan Chase Bank, State Street Bank,
Toronto-Dominion (The) and Wells Fargo
Bank Guaranty), 0.23%, 08/17/21 ...... 13,577 13,579,716
New York Power Authority (JPMC), Series 2021
(JP Morgan Chase Bank, State Street Bank,
Toronto-Dominion (The) and Wells Fargo
Bank Guaranty), 0.15%, 09/13/21 ...... 21,800 21,803,401
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0829,
RB, VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 2,000 2,000,000
New York State Dormitory Authority, Series
2008D, RB, VRDN (TD Bank NA LOC),
0.06%, 05/07/21
(b)
................ 3,040 3,040,000
New York State Dormitory Authority, Series
2020E-146, VRDN (Royal Bank of Canada
SBPA), 0.09%, 05/07/21
(b)
........... 7,000 7,000,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2647, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 3,000 3,000,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-1, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.06%, 05/07/21
(b)
............ 27,800 27,800,000
New York State Housing Finance Agency,
Series 2004A, RB, VRDN (Fannie Mae
LOC), 0.05%, 05/07/21
(b)
............ 5,400 5,400,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 05/07/21
(b)
................ 7,900 7,900,000
New York State Urban Development Corp.,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0580, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.09%, 05/07/21
(a)(b)(c)
.... 3,750 3,750,000
New York, Tender Option Bond Trust Receipts/
Certificates Various States, Series G-55,
GO, VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 7,865 7,865,000
Port Authority of New York & New Jersey,
Series 2010B (JP Morgan Chase Bank
Guaranty), 0.12%, 06/09/21 .......... 1,500 1,500,078
Syracuse Industrial Development Agency,
Series 2021A, RB, 5.00%, 05/03/21 .... 250 250,000
Triborough Bridge & Tunnel Authority, Series
2001C, RB, VRDN (State Street Bank &
Trust Co. LOC), 0.02%, 05/03/21
(b)
..... 24,850 24,850,000
Security
Par (000)
Par (000) Value
New York (continued)
Triborough Bridge & Tunnel Authority, Series
2005A, RB, VRDN (Barclays Bank plc LOC),
0.06%, 05/07/21
(b)
................ USD 12,125 $ 12,125,000
848,970,374
North Carolina — 1.0%
(b)
City of Charlotte, Series 2003F, COP,
VRDN (Bank of America NA SBPA),
0.07%, 05/07/21 ................. 5,000 5,000,000
City of Charlotte, Series 2013G, COP,
VRDN (Wells Fargo Bank NA LIQ),
0.05%, 05/07/21 ................. 14,225 14,225,000
City of Raleigh, Series 2005B-1, COP, VRDN
(PNC Bank NA SBPA), 0.08%, 05/07/21 . 28,040 28,040,000
University of Chapel Hill Union, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0262,
RB, VRDN (Bank of America NA LIQ),
0.13%, 05/07/21
(a)(c)
............... 640 640,000
University of North Carolina at Chapel Hill,
Series 2001A, RB, VRDN (TD Bank NA
SBPA), 0.04%, 05/03/21 ............ 8,630 8,630,000
56,535,000
North Dakota — 0.1%
North Dakota Housing Finance Agency, Series
2017H, RB, VRDN (Federal Home Loan
Bank SBPA), 0.06%, 05/07/21
(b)
....... 7,395 7,395,000
Ohio — 1.2%
Akron Bath Copley Joint Township Hospital
District, Series 2017B, RB, VRDN (BMO
Harris Bank NA LOC), 0.06%, 05/07/21
(b)
. 2,475 2,475,000
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019E, RB,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 11,395 11,395,000
Berea Ohio City School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-54, GO,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 4,050 4,050,000
City of Avon, Series 2020, BAN, GO,
1.50%, 06/10/21 ................. 525 525,635
City of Kirtland, Series 2020, BAN, GO,
1.50%, 06/17/21 ................. 2,405 2,408,758
City of Parma, Series 2020, BAN, GO,
1.00%, 07/22/21 ................. 3,000 3,005,261
County of Franklin, Series 2011D-1, RB, VRDN,
0.05%, 05/07/21
(b)
................ 5,240 5,240,000
County of Franklin, Series 2018C, RB, VRDN,
0.05%, 05/07/21
(b)
................ 21,600 21,600,000
Forest Hills Ohio Local School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-30, GO,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 4,600 4,600,000
Miami County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0225,
RB, VRDN (Royal Bank of Canada LOC),
0.10%, 05/07/21
(a)(b)(c)
.............. 3,000 3,000,000
State of Ohio, Series 2021B, RB, VRDN,
0.05%, 05/07/21
(b)
................ 10,000 10,000,000
68,299,654

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Oregon — 0.9%
(b)
Oregon State Facilities Authority, Series
2005A, RB, VRDN (Fannie Mae LOC),
0.10%, 05/07/21 ................. USD 7,975 $ 7,975,000
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.04%, 05/03/21 ................. 40,380 40,380,000
48,355,000
Pennsylvania — 6.4%
Allegheny County Hospital Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-111, RB,
VRDN (Royal Bank of Canada LOC),
0.06%, 05/03/21
(a)(b)(c)
.............. 34,970 34,970,000
Cheltenham Township School District, Series
2021A, GO, 1.00%, 09/15/21 ......... 625 626,749
City of Philadelphia, Series 2020-2021A, TAN,
4.00%, 06/30/21 ................. 31,900 32,096,884
Cumberland County Municipal Authority, Series
2019, RB, VRDN (Manufacturers & Traders
Trust Co. LOC), 0.11%, 05/07/21
(b)
..... 16,700 16,700,000
Emmaus General Authority (AGM), Series
1996, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.06%, 05/07/21
(b)
........... 40,700 40,700,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2017-
XF0543, RB, VRDN (Royal Bank of Canada
LIQ), 0.13%, 05/07/21
(a)(b)(c)
.......... 4,000 4,000,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0613, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.13%, 05/07/21
(a)(b)(c)
.... 4,325 4,325,000
General Authority of Southcentral Pennsylvania,
Series 2019C, RB, VRDN (Bank of America
NA LIQ), 0.10%, 05/07/21
(b)
.......... 10,500 10,500,000
General Authority of Southcentral Pennsylvania,
Series 2019D, RB, VRDN (Bank of America
NA LIQ), 0.10%, 05/07/21
(b)
.......... 18,500 18,500,000
Lancaster Industrial Development Authority,
Series 2009C, VRDN (PNC Bank NA LOC),
0.07%, 05/07/21
(b)
................ 10,970 10,970,000
Lycoming County Authority, Series 2013-S1,
RB, VRDN (Manufacturers & Traders Trust
Co. LOC), 0.10%, 05/07/21
(b)
......... 2,770 2,770,000
Montgomery County Industrial Development
Authority (AGC), Series 2002, RB, VRDN
(TD Bank NA SBPA), 0.13%, 05/03/21
(b)
. 8,845 8,845,000
Oklahoma Development Finance Authority,
Series 2020E-140, VRDN (Royal Bank of
Canada SBPA), 0.09%, 05/07/21
(b)
..... 12,500 12,500,000
Pennsylvania Economic Development
Financing Authority, Series 2009C,
RB, VRDN (MUFG Bank Ltd. LOC),
0.10%, 05/07/21
(b)
................ 12,000 12,000,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0721, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.09%, 05/07/21
(a)(b)(c)
.... 2,060 2,060,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0140, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.09%, 05/07/21
(a)(b)(c)
.......... 1,625 1,625,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series
2020A, RB, VRDN (Barclays Bank plc LOC),
0.05%, 05/07/21
(b)
................ USD 18,000 $ 18,000,000
Philadelphia Authority for Industrial
Development, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XF2836, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.26%, 05/07/21
(a)(b)(c)
3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh
and Allegheny County (AGM), Series
2007A, RB, VRDN (PNC Bank NA SBPA),
0.08%, 05/07/21
(b)
................ 108,295 108,295,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-YX1075,
RB, VRDN (Barclays Bank plc LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 14,190 14,190,000
Wilkes-Barre Area School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0777,
GO, VRDN (Bank of America NA LOC),
0.10%, 05/07/21
(a)(b)(c)
.............. 2,280 2,280,000
359,883,633
Rhode Island — 0.4%
City of East Providence, Series 2021-1, BAN,
GO, 2.00%, 06/17/21 .............. 7,250 7,266,648
City of East Providence, Series 2021-1, GO,
TAN, 2.00%, 07/29/21 ............. 5,500 5,524,951
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XM0721, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.09%, 05/07/21
(a)(b)(c)
.......... 8,250 8,250,000
21,041,599
South Carolina — 1.3%
City of Columbia Waterworks & Sewer System,
Series 2009, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.06%, 05/07/21
(b)
...... 23,100 23,100,000
South Carolina Public Service Authority, Series
2019A, RB, VRDN (Bank of America NA
LOC), 0.12%, 05/07/21
(b)
............ 25,460 25,460,000
South Carolina Public Service Authority,
Series 2021B (Barclays Bank plc LOC),
0.15%, 07/20/21 ................. 4,800 4,800,480
South Carolina Public Service Authority
(Barclays Bank), Series 2021,
0.13%, 06/02/21 ................. 5,600 5,600,319
South Carolina State Housing Finance
& Development Authority, Series
2008, RB, VRDN (Freddie Mac LOC),
0.09%, 05/07/21
(b)
................ 1,780 1,780,000
South Carolina State Housing Finance &
Development Authority, Series 2020, RB,
VRDN (Federal Home Loan Bank LOC),
0.06%, 05/07/21
(b)
................ 10,925 10,925,000
71,665,799
South Dakota — 0.5%
(b)
South Dakota Housing Development Authority,
Series 2015E, RB, VRDN (Federal Home
Loan Bank SBPA), 0.05%, 05/07/21 .... 8,300 8,300,000
South Dakota Housing Development Authority,
Series 2020B, RB, VRDN (South Dakota
Housing Development Authority SBPA),
0.05%, 05/07/21 ................. 14,400 14,400,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
South Dakota (continued)
South Dakota Housing Development Authority,
Series 2020D, RB, VRDN (Federal Home
Loan Bank SBPA), 0.09%, 05/07/21 .... USD 7,600 $ 7,600,000
30,300,000
Tennessee — 1.4%
City of Memphis, Series 2012A (State Street
Bank & Trust Co. SBPA), 0.10%, 05/06/21 20,000 20,000,160
City of Memphis (State Street), Series 2012A
(State Street Bank & Trust Co. SBPA),
0.14%, 06/02/21 ................. 25,000 25,001,600
City of Memphis (State Street), Series 2012A
(State Street Bank & Trust Co. SBPA),
0.12%, 07/07/21 ................. 6,000 6,000,492
Clarksville Public Building Authority, Series
1999, RB, VRDN (Bank of America NA
LOC), 0.10%, 05/07/21
(b)
............ 2,620 2,620,000
Memphis Sanitary Sewer System, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0994,
RB, VRDN (Royal Bank of Canada LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 4,340 4,340,000
Public Building Authority of Sevier County
(The), Series 2008VII-B-1, RB, VRDN (Bank
of America NA LOC), 0.07%, 05/07/21
(b)
. 13,140 13,140,000
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-YX1087, RB, VRDN (Barclays Bank
plc LIQ), 0.09%, 05/07/21
(a)(b)(c)
........ 9,780 9,780,000
80,882,252
Texas — 9.4%
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2015-XF0220, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.13%, 05/07/21
(a)(b)(c)
.............. 27,745 27,745,000
Bexar County Housing Finance Corp., Series
2000, RB, VRDN (Fannie Mae LOC),
0.09%, 05/07/21
(b)
................ 2,520 2,520,000
Board of Regents of the University of Texas
System, Series 2021, 0.12%, 05/06/21 .. 25,000 25,000,325
Board of Regents of the University of Texas
System, Series 2021A, 0.12%, 05/19/21 . 23,100 23,100,577
Board of Regents of the University of Texas
System, Series 2021A, 0.10%, 05/20/21 . 15,500 15,500,419
Brownsville Texas Utilities System (Bank of
America), Series 2021A (Bank of America
NA LOC), 0.22%, 12/16/21 .......... 10,000 9,999,610
City of Austin, Series 2017A, RB, VRDN
(Citibank NA LOC), 0.06%, 05/07/21
(b)
... 14,425 14,425,000
City of Austin Water & Wastewater System,
Series 2008, RB, VRDN (Barclays Bank plc
LOC), 0.07%, 05/07/21
(b)
............ 7,960 7,960,000
City of Garland, Series 2021 (Sumitomo Mitsui
Banking Corp. LOC), 0.15%, 05/25/21 ... 8,500 8,500,425
City of Garland, Series 2021 (Sumitomo Mitsui
Banking Corp. LOC), 0.10%, 07/22/21 ... 18,000 18,001,836
City of Houston Combined Utility System,
Series 2004B-2, RB, VRDN (Citibank NA
LOC), 0.06%, 05/07/21
(b)
............ 1,130 1,130,000
City of Houston Combined Utility System,
Series 2004B-3, RB, VRDN (Sumitomo
Mitsui Banking LOC), 0.06%, 05/07/21
(b)
. 4,105 4,105,000
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Independent School District (JPMC),
Series 2020A (JP Morgan Chase Bank NA
LOC), 0.28%, 07/02/21 ............. USD 10,000 $ 10,001,280
Dallas Texas Water Works & Swear System,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2697, RB, VRDN (Citibank NA LIQ),
0.08%, 05/07/21
(a)(b)(c)
.............. 6,000 6,000,000
Fort Bend Independent School District, Series
2021A (JP Morgan Chase Bank NA SBPA),
0.13%, 06/28/21 ................. 35,000 35,002,625
Harris County Flood Control District, Series
2021H (JP Morgan Chase Bank NA SBPA),
0.12%, 05/06/21 ................. 28,000 28,000,224
Harris County Flood Control District, Series
2021H (JP Morgan Chase Bank NA SBPA),
0.13%, 06/17/21 ................. 3,750 3,750,233
Lamar Texas Cons Independent School
District, Tender Option Bond Trust Receipts/
Certificates Various States (PSF-GTD),
Series G-18, GO, VRDN (Royal Bank of
Canada LOC), 0.09%, 05/07/21
(a)(b)(c)
.... 7,740 7,740,000
Laredo Texas, Tender Option Bond Trust
Receipts/Certificates Various States, Series
G-60, GO, VRDN (Royal Bank of Canada
LOC), 0.09%, 05/07/21
(a)(b)(c)
......... 10,520 10,520,000
Leander Texas Independent School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series G-62,
GO, VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 2,000 2,000,000
Lower Neches Valley Authority Industrial
Development Corp., Series 2002A, RB,
VRDN, 0.03%, 05/03/21
(b)
........... 14,140 14,140,000
Lower Neches Valley Authority Industrial
Development Corp., Series 2010, RB,
VRDN, 0.03%, 05/03/21
(b)
........... 20,625 20,625,000
North Bend Water Authority Texas Water,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0816, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.16%, 05/07/21
(a)(b)(c)
.... 16,520 16,520,000
North Texas Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2020E-145, VRDN (Royal Bank of
Canada LOC), 0.09%, 05/07/21
(a)(b)(c)
.... 11,000 11,000,000
Pasadena Independent School District (AGM),
Series 2005-B, GO, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 05/07/21
(b)
26,915 26,915,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2002C, RB,
VRDN, 0.09%, 05/07/21
(b)
........... 1,500 1,500,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.09%, 05/07/21
(b)
........... 3,000 3,000,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2012, RB,
VRDN, 0.09%, 05/07/21
(b)
........... 9,500 9,500,000
Red River Education Finance Corp., Series
2006, RB, VRDN (TD Bank NA SBPA),
0.06%, 05/07/21
(b)
................ 20,500 20,500,000
San Antonio Housing Trust Finance Corp.,
Series 2020A, RB, VRDN (United Fidelity
Bank LOC), 0.06%, 05/07/21
(b)
........ 17,250 17,250,000

2021
BlackRock Semi-Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Texas (continued)
San Antonio Housing Trust Finance Corp.,
Series 2020B, RB, VRDN (United Fidelity
Bank LOC), 0.06%, 05/07/21
(b)
........ USD 4,000 $ 4,000,000
South Texas Community College District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
35, GO, VRDN (Royal Bank of Canada
LOC), 0.09%, 05/07/21
(a)(b)(c)
......... 7,135 7,135,000
State of Texas, Series 2012B, GO, VRDN
(State Street Bank & Trust Co. SBPA),
0.08%, 05/07/21
(b)
................ 1,040 1,040,000
State of Texas, Series 2015B, GO, VRDN
(Federal Home Loan Bank SBPA),
0.06%, 05/07/21
(b)
................ 61,930 61,930,000
State of Texas, Series 2018, GO, VRDN
(Federal Home Loan Bank LIQ),
0.09%, 05/07/21
(b)
................ 1,215 1,215,000
State of Texas, Series 2020, TAN,
4.00%, 08/26/21 ................. 50,000 50,614,975
Tarrant County Cultural Education Facilities
Finance Corp., Series 2008A, RB, VRDN
(TD Bank NA LOC), 0.04%, 05/03/21
(b)
.. 6,230 6,230,000
Texas Water Development Board, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2201,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 300 300,000
534,417,529
Utah — 0.8%
(b)
City of Murray, Series 2003B, RB, VRDN,
0.05%, 05/07/21 ................. 4,400 4,400,000
County of Utah, Series 2016E, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.07%, 05/07/21 ................. 9,805 9,805,000
County of Utah, Series 2018C, RB, VRDN (TD
Bank NA SBPA), 0.02%, 05/03/21 ..... 27,035 27,035,000
Intermountain Power Agency Utah Power,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
E142, RB, VRDN (Royal Bank of Canada
LOC), 0.09%, 05/07/21
(a)(c)
........... 4,255 4,255,000
Utah County Hospital, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0732, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.09%, 05/07/21
(a)(c)
1,910 1,910,000
47,405,000
Virginia — 0.7%
(b)
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.06%, 05/07/21 ................. 5,265 5,265,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.10%, 05/07/21
(a)(c)
............... 4,400 4,400,000
Loudoun County Economic Development
Authority, Series 2003F, RB, VRDN,
0.06%, 05/07/21 ................. 12,745 12,745,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XG0183, RB, VRDN (Barclays Bank plc
LIQ), 0.09%, 05/07/21
(a)(c)
........... 12,860 12,860,000
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0659, RB, VRDN (Royal Bank of Canada
LIQ), 0.09%, 05/07/21
(a)(c)
........... USD 6,000 $ 6,000,000
41,270,000
Washington — 1.4%
County of King, Series 2019B, GO, VRDN (TD
Bank NA SBPA), 0.06%, 05/07/21
(b)
.... 10,000 10,000,000
King County Housing Authority, Series 2021A,
0.13%, 05/19/21 ................. 5,500 5,500,225
King County Housing Authority, Series 2021A,
0.10%, 06/03/21 ................. 4,500 4,500,203
King County Washington Housing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0141, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.09%, 05/07/21
(a)(b)(c)
.......... 5,300 5,300,000
University of Washington, Series 2021A,
0.15%, 07/07/21 ................. 3,000 3,000,135
Washington Higher Education Facilities
Authority, Series 2004, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.08%, 05/07/21
(b)
................ 19,535 19,535,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF2527, RB, VRDN (Citibank NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 1,875 1,875,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc LOC), 0.10%, 05/07/21
(a)(b)(c)
....... 6,240 6,240,000
Washington State Housing Finance
Commission, Series 2014, RB, VRDN (East
West Bank LOC), 0.05%, 05/07/21
(b)
.... 21,430 21,430,000
Washington State Housing Finance
Commission, Series 2016VR-1N, RB,
VRDN (Royal Bank of Canada SBPA),
0.06%, 05/07/21
(b)
................ 3,300 3,300,000
80,680,563
Wisconsin — 1.9%
(b)
Public Finance Authority, Series 2019B,
RB, VRDN (Barclays Bank plc LOC),
0.06%, 05/07/21 ................. 3,175 3,175,000
Public Finance Authority, Series 2019C,
RB, VRDN (Barclays Bank plc LOC),
0.04%, 05/03/21 ................. 14,325 14,325,000
University of Wisconsin Hospitals & Clinics,
Series 2009B, RB, VRDN (US Bank NA
LOC), 0.06%, 05/07/21 ............. 26,680 26,680,000
University of Wisconsin Hospitals & Clinics,
Series 2018C, RB, VRDN (BMO Harris Bank
NA SBPA), 0.03%, 05/03/21 ......... 19,200 19,200,000
Wisconsin Housing & Economic Development
Authority, Series 2018C, RB, VRDN (Royal
Bank of Canada SBPA), 0.06%, 05/07/21 17,865 17,865,000
Wisconsin Housing & Economic Development
Authority (FNMA), Series 2019B, RB,
VRDN (Federal Home Loan Bank SBPA),
0.06%, 05/07/21 ................. 17,400 17,400,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Housing & Economic Development
Authority (FNMA, FNMA COLL), Series
2017D, RB, VRDN (Royal Bank of Canada
SBPA), 0.06%, 05/07/21 ............ USD 11,600 $ 11,600,000
110,245,000
Wyoming — 0.4%
(b)
Wyoming Community Development Authority,
Series 2018-2, RB, VRDN (Royal Bank of
Canada SBPA), 0.06%, 05/07/21 ...... 12,600 12,600,000
Wyoming Community Development Authority,
Series 2021-2, RB, VRDN (Royal Bank of
Canada LIQ), 0.06%, 05/07/21 ........ 9,500 9,500,000
22,100,000
Total Municipal Bonds — 94.3%
(Cost: $5,335,776,673) ........................... 5,335,857,527
Closed-End Investment Companies — 3.8%
California — 0.9%
(a)(b)
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.09%, 05/07/21 .. 25,000 25,000,000
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP,
(Sumitomo Mitsui Banking Corp. LIQ),
0.09%, 05/07/21 ................. 25,000 25,000,000
50,000,000
New York — 1.9%
(b)
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2016, VRDP, (Sumitomo Mitsui
Banking Corp. LOC), 0.11%, 05/07/21 ... 14,300 14,300,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, ( Societe
Generale SA LOC), 0.11%, 05/07/21 .... 63,000 63,000,000
Security
Par (000)
Par (000) Value
New York (continued)
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP, (Toronto-
Dominion Bank LIQ), 0.11%, 05/07/21
(a)
.. USD 30,000 $ 30,000,000
107,300,000
Other — 1.0%
Nuveen AMT-Free Municipal Credit Income
Fund, Series 2013, VRDP, (JP Morgan
Chase Bank NA LIQ), 0.12%, 05/07/21
(b)
. 58,400 58,400,000
Total Closed-End Investment Companies — 3.8%
(Cost: $215,700,000) ............................. 215,700,000
Total Investments — 98.1%
(Cost: $5,551,476,673 )
(d)
.......................... 5,551,557,527
Other Assets Less Liabilities — 1.9% ................... 109,039,764
Net Assets — 100.0% .............................. $ 5,660,597,291
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 5,551,557,527 $ — $ 5,551,557,527

2021
BlackRock Semi-Annual Report to Shareholders
MuniFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 96.7%
Alaska — 0.6%
Alaska Housing Finance Corp., Series 2009A,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.06%, 05/07/21
(a)
................ USD 465 $ 465,000
Arizona — 3.8%
(a)
Arizona Health Facilities Authority, Series
2015C, RB, VRDN (Bank of America NA
LOC), 0.02%, 05/03/21 ............. 2,300 2,300,000
Arizona Industrial Development Authority,
Series 2019A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.02%, 05/03/21 . 400 400,000
2,700,000
California — 1.4%
University of California, Series 2013AL-3, RB,
VRDN, 0.02%, 05/03/21
(a)
........... 1,000 1,000,000
Colorado — 2.1%
(a)
City of Colorado Springs Utilities System,
Series 2006B, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale SBPA),
0.11%, 05/07/21 ................. 475 475,000
Colorado Health Facilities Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0667, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.09%, 05/07/21
(b)(c)
............... 1,000 1,000,000
1,475,000
Connecticut — 3.1%
(a)
Connecticut Housing Finance Authority, Series
2015C, Sub-Series C-3, RB, VRDN (Royal
Bank of Canada SBPA), 0.06%, 05/07/21 400 400,000
Connecticut Housing Finance Authority, Series
2016F, Sub-Series F-5, RB, VRDN ( Helaba
SBPA SBPA), 0.07%, 05/07/21 ........ 300 300,000
Connecticut State Health & Educational
Facilities Authority, Series 2001V-1, RB,
VRDN, 0.01%, 05/03/21 ............ 1,500 1,500,000
2,200,000
District of Columbia — 1.3%
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0267, RB, VRDN (Bank of America NA
LOC), 0.11%, 05/07/21
(a)(b)(c)
.......... 950 950,000
Florida — 1.3%
City of Gainesville Utilities System, Series
2007A, RB, VRDN (State Street Bank &
Trust Co. SBPA), 0.08%, 05/07/21
(a)
.... 900 900,000
Illinois — 1.2%
(a)
Illinois Finance Authority, Series 2008C, Sub-
Series 2-B, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.08%, 05/07/21 ..... 565 565,000
Illinois Finance Authority, Series 2018B, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.02%, 05/03/21 ................. 300 300,000
865,000
Indiana — 0.9%
Indiana Housing & Community Development
Authority, Series 2017C-3, RB, VRDN (TD
Bank NA LIQ), 0.04%, 05/03/21
(a)
...... 650 650,000
Security
Par (000)
Par (000) Value
Iowa — 4.4%
(a)
Iowa Finance Authority, Series 2015B, RB,
VRDN (Federal Home Loan Bank SBPA),
0.04%, 05/07/21 ................. USD 475 $ 475,000
Iowa Finance Authority, Series 2016A, RB,
VRDN, 0.07%, 05/07/21 ............ 1,700 1,700,000
Iowa Finance Authority, Series 2018B,
RB, VRDN (TD Bank NA SBPA),
0.06%, 05/07/21 ................. 1,000 1,000,000
3,175,000
Kansas — 1.4%
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada LOC), 0.09%, 05/07/21
(a)(b)(c)
1,000 1,000,000
Maryland — 4.4%
(a)
Maryland Health & Higher Educational Facilities
Authority, Series 2008D, RB, VRDN (TD
Bank NA LOC), 0.04%, 05/03/21 ...... 1,435 1,435,000
Maryland Health & Higher Educational Facilities
Authority, Series 2018, RB, VRDN (M&T
Bank LOC), 0.11%, 05/07/21
(c)
........ 1,725 1,725,000
3,160,000
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority,
Series 2018A, Sub-Series A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.06%, 05/07/21
(a)
................ 1,100 1,100,000
Michigan — 3.0%
University of Michigan, Series 2012B, RB,
VRDN, 0.03%, 05/03/21
(a)
........... 2,125 2,125,000
Minnesota — 6.6%
(a)
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.07%, 05/07/21 ................. 2,500 2,500,000
City of Rochester, Series 2008A, RB, VRDN,
0.05%, 05/07/21 ................. 2,250 2,250,000
4,750,000
Mississippi — 4.1%
(a)
County of Jackson, Series 1993, RB, VRDN,
0.03%, 05/03/21 ................. 100 100,000
Mississippi Business Finance Corp., Series
2009B, RB, VRDN, 0.03%, 05/03/21 .... 1,550 1,550,000
Mississippi Business Finance Corp., Series
2009F, RB, VRDN, 0.03%, 05/03/21 .... 1,000 1,000,000
Mississippi Business Finance Corp., Series
2010I, RB, VRDN, 0.03%, 05/03/21 .... 300 300,000
2,950,000
Missouri — 2.6%
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
C-16, RB, VRDN (Royal Bank of Canada
LOC), 0.12%, 05/07/21
(a)(b)(c)
......... 1,900 1,900,000
Nevada — 0.8%
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc LIQ),
0.11%, 05/07/21
(a)(b)(c)
.............. 600 600,000

MuniFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
New Hampshire — 4.2%
New Hampshire Health and Education Facilities
Authority Act, Series 2005A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.02%, 05/03/21
(a)
................ USD 3,000 $ 3,000,000
New York — 8.8%
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 1,000 1,001,770
City of New York, Series 2014D, Sub- S eries
D-4, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(a)
................ 300 300,000
Metropolitan Transportation Authority, Series
2012G-1, RB, VRDN (Barclays Bank plc
LOC), 0.04%, 05/03/21
(a)
............ 1,100 1,100,000
New York City Water & Sewer System, Series
2012, Sub-Series A-2, RB, VRDN (Mizuho
Bank Ltd. SBPA), 0.03%, 05/03/21
(a)
.... 1,000 1,000,000
New York City Water & Sewer System,
Series 2014AA, Sub-Series AA-5,
RB, VRDN (Mizuho Bank Ltd. SBPA),
0.04%, 05/03/21
(a)
................ 800 800,000
New York City Water & Sewer System, Series
2016BB-1A, RB, VRDN (State Street Bank
& Trust Co. SBPA), 0.04%, 05/03/21
(a)
... 1,100 1,100,000
New York State Urban Development Corp.,
Series 2004A-3-C, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 05/07/21
(a)
1,035 1,035,000
6,336,770
North Carolina — 4.0%
(a)
City of Charlotte, Series 2013G, COP,
VRDN (Wells Fargo Bank NA LIQ),
0.05%, 05/07/21 ................. 2,050 2,050,000
North Carolina Medical Care Commission,
Series 2001A, RB, VRDN (BMO Harris Bank
NA SBPA), 0.06%, 05/07/21 ......... 800 800,000
2,850,000
Ohio — 4.2%
(a)
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019E, RB,
VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(b)(c)
............... 965 965,000
County of Franklin, Series 2018D, RB, VRDN,
0.06%, 05/07/21 ................. 1,500 1,500,000
Ohio State Hospital Facility, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-XF0573, RB,
VRDN (Toronto-Dominion Bank LIQ),
0.10%, 05/07/21
(b)(c)
............... 525 525,000
2,990,000
Oregon — 2.6%
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(a)
................ 1,900 1,900,000
Pennsylvania — 4.7%
City of Philadelphia, Series 2020-2021A, TAN,
4.00%, 06/30/21 ................. 1,500 1,509,200
Sports & Exhibition Authority of Pittsburgh and
Allegheny County, Series 2007A, RB, VRDN
(PNC Bank NA SBPA), 0.08%, 05/07/21
(a)
1,840 1,840,000
3,349,200
Rhode Island — 1.1%
Rhode Island Industrial Facilities Corp., Series
2001, RB, VRDN, 0.03%, 05/03/21
(a)
.... 800 800,000
Security
Par (000)
Par (000) Value
Texas — 9.6%
(a)
Bexar County Housing Finance Corp., Series
2000, RB, VRDN (Fannie Mae LOC),
0.09%, 05/07/21 ................. USD 485 $ 485,000
Gulf Coast Industrial Development Authority,
Series 2012, RB, VRDN, 0.02%, 05/03/21 2,470 2,470,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.09%, 05/07/21 ............ 1,000 1,000,000
Tarrant County Cultural Education Facilities
Finance Corp., Series 2008A, RB, VRDN
(TD Bank NA LOC), 0.04%, 05/03/21 ... 2,895 2,895,000
6,850,000
Utah — 2.9%
County of Weber, Series 2000A, RB, VRDN
(Bank of New York Mellon SBPA),
0.02%, 05/03/21
(a)
................ 2,100 2,100,000
Virginia — 2.9%
(a)
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.06%, 05/07/21 ................. 1,410 1,410,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.10%, 05/07/21
(b)(c)
............... 700 700,000
2,110,000
Washington — 4.4%
(a)
County of King, Series 2019A, GO, VRDN (TD
Bank NA SBPA), 0.02%, 05/03/21 ..... 1,650 1,650,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc LOC), 0.10%, 05/07/21
(b)(c)
........ 1,000 1,000,000
Washington State Housing Finance
Commission, Series 2000, RB, VRDN (Wells
Fargo Bank NA LOC), 0.07%, 05/07/21 .. 475 475,000
3,125,000
Wisconsin — 2.8%
Public Finance Authority, Series 2019B,
RB, VRDN (Barclays Bank plc LOC),
0.06%, 05/07/21
(a)
................ 1,980 1,980,000
Total Municipal Bonds — 96.7%
(Cost: $69,355,970) .............................. 69,355,970

2021
BlackRock Semi-Annual Report to Shareholders
MuniFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 3.1%
New York — 3.1%
(a)
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2016, VRDP, (Sumitomo Mitsui
Banking Corp. LOC), 0.11%, 05/07/21 ... USD 700 $ 700,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, ( Societe
Generale SA LOC), 0.11%, 05/07/21 .... 1,500 1,500,000
2,200,000
Total Closed-End Investment Companies — 3.1%
(Cost: $2,200,000) .............................. 2,200,000
Total Investments — 99.8%
(Cost: $71,555,970 )
(d)
............................ 71,555,970
Other Assets Less Liabilities — 0.2% ................... 163,814
Net Assets — 100.0% .............................. $ 71,719,784
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 71,555,970 $ — $ 71,555,970

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 95.8%
California — 95.8%
Abag Finance Authority for Nonprofit Corp.,
Series 2009A, RB, VRDN (Bank of America
NA LOC), 0.05%, 05/07/21
(a)
......... USD 540 $ 540,000
Abag Finance Authority for Nonprofit Corp.,
Series 2009C, RB, VRDN (Citibank NA
LOC), 0.05%, 05/07/21
(a)
............ 3,050 3,050,000
California Educational Facilities
Authority, Series 2006B, RB, VRDN,
0.05%, 05/07/21
(a)
................ 7,000 7,000,000
California Health Facilities Financing
Authority, Series 2008-B1, RB, VRDN,
0.04%, 05/07/21
(a)
................ 2,550 2,550,000
California Health Facilities Financing Authority,
Series 2011C, RB, VRDN (Bank of Montreal
LOC), 0.06%, 05/07/21
(a)
............ 3,575 3,575,000
California Municipal Finance Authority, Series
2010A, RB, VRDN, 0.02%, 05/03/21
(a)
... 3,950 3,950,000
California Pollution Control Financing
Authority, Series 1997B, RB, VRDN,
0.03%, 05/03/21
(a)
................ 8,000 8,000,000
California State University Institute, Series
2021A (Wells Fargo Bank NA LOC),
0.10%, 06/03/21 ................. 2,700 2,700,184
California Statewide Communities Development
Authority, Series 2007A, RB, VRDN (Wells
Fargo Bank NA LOC), 0.04%, 05/07/21
(a)
. 570 570,000
California Statewide Communities Development
Authority, Series 2008B, RB, VRDN (Wells
Fargo Bank NA LOC), 0.02%, 05/03/21
(a)
. 6,815 6,815,000
California Statewide Communities Development
Authority, Series 2008C, RB, VRDN
(Northern Trust Co. LOC), 0.04%, 05/07/21
(a)
1,140 1,140,000
Campbell California University School District,
Tender Option Bond Trust Receipts/
Certificates, Series 2018-XF2700,
GO, VRDN (Barclays Bank plc LIQ),
0.08%, 05/07/21
(a)(b)(c)
.............. 9,000 9,000,000
City of Los Angeles, Series 2020, TAN,
4.00%, 06/24/21 ................. 2,000 2,011,073
City of Los Angeles Department of Airports,
Series 2021A-3 (Bank of America NA LOC),
0.12%, 05/05/21 ................. 3,000 3,000,030
City of Los Angeles Wastewater System, Series
2018C-2, RB, VRDN (Toronto-Dominion
Bank LOC), 0.04%, 05/07/21
(a)
........ 3,225 3,225,000
County of Los Angeles, Series 2020-21A, TAN,
4.00%, 06/30/21 ................. 1,000 1,006,188
County of Los Angeles, Series 2021B (US Bank
NA LOC), 0.11%, 05/04/21 .......... 3,000 3,000,015
County of Los Angeles, Series 2021C (Wells
Fargo Bank NA LOC), 0.11%, 05/06/21 .. 2,625 2,625,021
County of Riverside, Series 2020, TAN,
4.00%, 06/30/21 ................. 2,000 2,012,376
Del Mar California, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XG0259, VRDN (Bank of America NA
LOC), 0.11%, 05/07/21
(a)(b)(c)
.......... 2,655 2,655,000
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
0.03%, 05/03/21
(a)
................ 4,100 4,100,000
Elsinore Valley Municipal Water District, Series
2008B, COP, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(a)
............ 6,840 6,840,000
Security
Par (000)
Par (000) Value
California (continued)
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.08%, 05/07/21
(a)(b)(c)
.......... USD 3,000 $ 3,000,000
Gilroy California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0237,
GO, VRDN (Royal Bank of Canada LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 2,000 2,000,000
Hartnell Community College District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0587,
GO, VRDN (Toronto-Dominion Bank LIQ),
0.08%, 05/07/21
(a)(b)(c)
.............. 1,150 1,150,000
Irvine Ranch Water District, Series 2011A-1,
FRN, 0.09%, 03/02/22
(a)
............ 1,000 1,000,010
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0780, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 3,000 3,000,000
Long Beach California University School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0862, GO, VRDN (TD Bank NA LIQ),
0.08%, 05/07/21
(a)(b)(c)
.............. 1,610 1,610,000
Los Angeles California Housing Department,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0761, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 05/07/21
(a)(b)(c)
.... 1,875 1,875,000
Los Angeles Community Facilities District,
Series 2021 (Bank of America NA LOC),
0.11%, 06/02/21 ................. 2,000 2,000,132
Los Angeles County Schools, Series 2020-
21B3, COP, 2.00%, 12/30/21 ......... 1,000 1,012,434
Los Angeles Department of Water & Power
System, Series 2001B, Sub-Series
B-4, RB, VRDN (Citibank NA SBPA),
0.02%, 05/03/21
(a)
................ 3,400 3,400,000
Los Angeles Department of Water & Power
System, Series 2021A-1, RB, VRDN (Royal
Bank of Canada SBPA), 0.02%, 05/03/21
(a)
5,400 5,400,000
Metropolitan Water District of Southern
California, Series 2017E, RB, FRN,
0.31%, 06/21/21
(a)
................ 10,000 10,000,000
Municipal Improvement Corp. of Los Angeles,
Series 2021, Sub-Series A-1 (US Bank NA
LOC), 0.13%, 09/14/21 ............. 3,000 2,999,859
Northern California Power Agency, Series
2008A, RB, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(a)
............ 595 595,000
Orange County Water District, Series
2003A, COP, VRDN (Citibank NA LOC),
0.06%, 05/07/21
(a)
................ 3,800 3,800,000
Riverside County Asset Leasing Corp., Series
2008A, RB, VRDN (Wells Fargo Bank NA
LOC), 0.06%, 05/07/21
(a)
............ 3,000 3,000,000
Sacramento Municipal Utility District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0944,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.08%, 05/07/21
(a)(b)(c)
.............. 4,000 4,000,000

2021
BlackRock Semi-Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Transportation
Commission, Series 2008B, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.04%, 05/07/21
(a)
................ USD 3,300 $ 3,300,000
San Diego County Regional Transportation
Commission, Series 2008D, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.04%, 05/07/21
(a)
................ 2,750 2,750,000
San Diego Housing Authority, Series 2017A,
RB, VRDN (Bank of Tokyo-Mitsubishi UFJ
Ltd. LOC), 0.07%, 05/07/21
(a)
......... 2,300 2,300,000
San Diego Public Facilities Financing Authority,
Series 2021B (Bank of America NA LOC),
0.13%, 06/23/21 ................. 2,000 2,000,138
San Francisco Bay Area Rapid Transit District,
Series 2019B-1, GO, 5.00%, 08/01/21 ... 500 505,955
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2017-XF2449, GO, VRDN (Citibank NA
LIQ), 0.08%, 05/07/21
(a)(b)(c)
.......... 200 200,000
San Francisco City & County Airport
Commission-San Francisco International
Airport, Series 2018C, RB, VRDN
(Sumitomo Mitsui Banking LOC),
0.05%, 05/07/21
(a)
................ 4,525 4,525,000
San Francisco City & County Public Utilities
Commission Wastewater, Series 2021 (Bank
of America NA LOC), 0.14%, 05/12/21 ... 2,000 2,000,054
San Jose California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2534, GO, VRDN (Toronto-Dominion
Bank LIQ), 0.08%, 05/07/21
(a)(b)(c)
...... 1,820 1,820,000
Santa Barbara California Unified School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0791, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.11%, 05/07/21
(a)(b)(c)
.... 869 869,000
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Valley Transportation Authority,
Series 2008A, RB, VRDN (TD Bank NA
LOC), 0.04%, 05/07/21
(a)
............ USD 600 $ 600,000
State of California, Series 2004-A3, GO,
VRDN (State Street Bank & Trust Co. LOC),
0.02%, 05/03/21
(a)
................ 2,200 2,200,000
University of California, Series 2013AL-3, RB,
VRDN, 0.02%, 05/03/21
(a)
........... 8,250 8,250,000
University of California, Series 2013AL-4, RB,
VRDN, 0.02%, 05/03/21
(a)
........... 3,500 3,500,000
Western Municipal Water District Facilities
Authority, Series 2012A, RB, VRDN (TD
Bank NA LOC), 0.05%, 05/07/21
(a)
..... 2,890 2,890,000
Total Municipal Bonds — 95.8%
(Cost: $166,916,913) ............................. 166,917,469
Closed-End Investment Companies — 3.7%
California — 3.7%
(a)(c)
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.09%, 05/07/21 .. 5,000 5,000,000
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP,
(Sumitomo Mitsui Banking Corp. LIQ),
0.09%, 05/07/21 ................. 1,500 1,500,000
6,500,000
Total Closed-End Investment Companies — 3.7%
(Cost: $6,500,000) .............................. 6,500,000
Total Investments — 99.5%
(Cost: $173,416,913 )
(d)
............................ 173,417,469
Other Assets Less Liabilities — 0.5% ................... 789,021
Net Assets — 100.0% .............................. $ 174,206,490
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 173,417,469 $ — $ 173,417,469

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 95.5%
New York — 95.5%
Battery Park City Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019, VRDN (Royal Bank of Canada
SBPA), 0.09%, 05/07/21
(a)(b)
.......... USD 3,300 $ 3,300,000
Bethlehem Central School District, Series
2020A, BAN, GO, 1.50%, 06/29/21 ..... 1,206 1,207,854
Build NYC Resource Corp., Series
2015, RB, VRDN (TD Bank NA LOC),
0.05%, 05/07/21
(b)
................ 3,800 3,800,000
City of New York, Series 2006I, Sub-Series
I-4, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 1,100 1,100,000
City of New York, Series 2014D, Sub-S eries
D-4, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 700 700,000
City of New York, Series 2018E, Sub-S eries
E-5, GO, VRDN (TD Bank NA LOC),
0.04%, 05/03/21
(b)
................ 1,000 1,000,000
Dutchess County Industrial Development
Agency, Series 2008, RB, VRDN (TD Bank
NA LOC), 0.06%, 05/07/21
(b)
......... 2,410 2,410,000
East Rochester Housing Authority, Series
2008, RB, VRDN (M&T Bank LOC),
0.11%, 05/07/21
(b)
................ 3,450 3,450,000
Franklin County Civic Development Corp.,
Series 2013A, RB, VRDN (HSBC Bank USA
NA LOC), 0.08%, 05/07/21
(b)
......... 1,060 1,060,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.15%, 05/07/21
(a)(b)(c)
.............. 1,200 1,200,000
Metropolitan Transportation Authority, Series
2012G-1, RB, VRDN (Barclays Bank plc
LOC), 0.04%, 05/03/21
(b)
............ 900 900,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.08%, 05/07/21
(a)(b)(c)
...... 1,000 1,000,000
Nassau County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-5, GO, VRDN (Royal Bank of
Canada LOC), 0.09%, 05/07/21
(a)(b)(c)
.... 2,100 2,100,000
New York City Health & Hospital Corp., Series
2008B, RB, VRDN (TD Bank NA LOC),
0.05%, 05/07/21
(b)
................ 3,000 3,000,000
New York City Housing Development Corp.,
Series 2008A, RB, VRDN (Freddie Mac
LOC), 0.05%, 05/07/21
(b)
............ 2,050 2,050,000
New York City Housing Development Corp.,
Series 2009A, RB, VRDN (Freddie Mac
LOC), 0.05%, 05/07/21
(b)
............ 2,350 2,350,000
New York City Housing Development
Corp., Series 2011B, RB, VRDN,
0.05%, 05/07/21
(b)
................ 225 225,000
New York City Housing Development Corp.,
Series 2017C-4, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.06%, 05/07/21
(b)
.... 3,200 3,200,000
New York City Housing Development Corp.,
Series A, RB, VRDN (Fannie Mae LOC),
0.05%, 05/07/21
(b)
................ 2,715 2,715,000
Security
Par (000)
Par (000) Value
New York (continued)
New York City Industrial Development Agency,
Series 2004B, RB, VRDN (Bank of America
NA LOC), 0.03%, 05/03/21
(b)
......... USD 2,700 $ 2,700,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2010, Sub-
Series G-6, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 100 100,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2011, Sub-
Series A-4, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 2,100 2,100,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2018, Sub-
Series C-6, RB, VRDN (Sumitomo Mitsui
Banking SBPA), 0.08%, 05/07/21
(b)
..... 1,000 1,000,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2019, Sub-
Series C-4, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 05/03/21
(b)
........... 525 525,000
New York City Water & Sewer System,
Series 2003, Sub-Series F-1-A, RB,
VRDN (Barclays Bank plc SBPA),
0.06%, 05/07/21
(b)
................ 130 130,000
New York City Water & Sewer System,
Series 2014AA, Sub-Series AA-5,
RB, VRDN (Mizuho Bank Ltd. SBPA),
0.04%, 05/03/21
(b)
................ 3,200 3,200,000
New York City Water & Sewer System, Series
2017BB, RB, VRDN (Bank of Montreal
SBPA), 0.04%, 05/03/21
(b)
........... 2,820 2,820,000
New York Power Authority, Series 2021-2 (TD
Bank NA SBPA), 0.14%, 08/17/21 ..... 2,000 2,000,256
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0829,
RB, VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 1,585 1,585,000
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0847,
RB, VRDN (Royal Bank of Canada LOC),
0.09%, 05/07/21
(a)(b)(c)
.............. 2,250 2,250,000
New York State Dormitory Authority, Series
2003B, RB, VRDN, 0.03%, 05/07/21
(b)
... 3,000 3,000,000
New York State Dormitory Authority, Series
2006, RB, VRDN (Fannie Mae LOC),
0.05%, 05/07/21
(b)
................ 1,650 1,650,000
New York State Dormitory Authority, Series
2008A-1, RB, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(b)
............ 550 550,000
New York State Dormitory Authority, Series
2008B-1, RB, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(b)
............ 240 240,000
New York State Dormitory Authority, Series
2008C, RB, VRDN (Bank of America NA
LOC), 0.05%, 05/07/21
(b)
............ 1,620 1,620,000
New York State Dormitory Authority, Series
2008D, RB, VRDN (TD Bank NA LOC),
0.06%, 05/07/21
(b)
................ 660 660,000
New York State Dormitory Authority, Series
2009, RB, VRDN (TD Bank NA LOC),
0.06%, 05/07/21
(b)
................ 885 885,000
New York State Dormitory Authority, Series
2009A, RB, VRDN, 0.03%, 05/07/21
(b)
... 1,500 1,500,000

2021
BlackRock Semi-Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.08%, 05/07/21
(b)
............ USD 7,205 $ 7,205,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0838,
RB, VRDN (Bank of America NA LIQ),
0.09%, 05/07/21
(a)(b)(c)
.............. 1,600 1,600,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-1, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.06%, 05/07/21
(b)
............ 1,600 1,600,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-2, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.05%, 05/07/21
(b)
............ 400 400,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-3, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.05%, 05/07/21
(b)
............ 2,200 2,200,000
New York State Housing Finance Agency,
Series 2003A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.08%, 05/07/21
(b)
................ 2,800 2,800,000
New York State Housing Finance Agency,
Series 2008A, RB, VRDN (Freddie Mac
LIQ), 0.05%, 05/07/21
(b)
............ 225 225,000
New York State Housing Finance Agency,
Series 2009A, RB, VRDN (Fannie Mae
LOC), 0.05%, 05/07/21
(b)
............ 4,500 4,500,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 05/07/21
(b)
................ 900 900,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN (Freddie Mac
LIQ), 0.07%, 05/07/21
(b)
............ 300 300,000
New York State Housing Finance Agency,
Series 2016A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 05/07/21
(b)
................ 5,000 5,000,000
New York State Urban Development Corp.,
Series 2004A-3-B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 05/07/21
(b)
950 950,000
New York State Urban Development Corp.,
Series 2004A-3-C, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 05/07/21
(b)
1,530 1,530,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Urban Development Corp.,
Series 2008A-1, RB, VRDN (Wells Fargo
Bank NA LOC), 0.05%, 05/07/21
(b)
..... USD 1,825 $ 1,825,000
North Amityville Fire Co., Inc., Series
2003, RB, VRDN (Citibank NA LOC),
0.11%, 05/07/21
(b)
................ 490 490,000
Oneida County Industrial Development Agency,
Series 2004 A, RB, VRDN (Manufacturers &
Traders Trust Co. LOC), 0.11%, 05/07/21
(b)
4,285 4,285,000
Port Authority of New York & New Jersey,
Series 2010B, 0.12%, 06/09/21 ....... 7,000 7,000,364
Rensselaer County Industrial Development
Agency, Series 2002A, RB, VRDN (M&T
Bank LOC), 0.11%, 05/07/21
(b)
........ 3,340 3,340,000
Triborough Bridge & Tunnel Authority, Series
2001C, RB, VRDN (State Street Bank &
Trust Co. LOC), 0.02%, 05/03/21
(b)
..... 2,580 2,580,000
Triborough Bridge & Tunnel Authority, Series
2002F, RB, VRDN (Citibank NA LOC),
0.03%, 05/03/21
(b)
................ 1,295 1,295,000
Triborough Bridge & Tunnel Authority,
Series 2005, Sub-Series B-3, RB, VRDN
(State Street Bank & Trust Co. LOC),
0.04%, 05/03/21
(b)
................ 1,010 1,010,000
Westchester County Industrial Development
Agency, Series 2004, RB, VRDN (TD Bank
NA LOC), 0.06%, 05/07/21
(b)
......... 1,415 1,415,000
Total Municipal Bonds — 95.5%
(Cost: $117,732,685) ............................. 117,733,474
Closed-End Investment Companies — 4.5%
New York — 4.5%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP,
(Sumitomo Mitsui Banking Corp. LOC),
0.11%, 05/07/21
(b)
................ 5,500 5,500,000
Total Closed-End Investment Companies — 4.5%
(Cost: $5,500,000) .............................. 5,500,000
Total Investments — 100.0%
(Cost: $123,232,685 )
(d)
............................ 123,233,474
Other Assets Less Liabilities — 0.0% ................... 12,574
Net Assets — 100.0% .............................. $ 123,246,048
(a)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.

New York Money Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
April 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 123,233,474 $ — $ 123,233,474

Statements of Assets and Liabilities
(unaudited)
April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Federal Trust
Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments at value — unaffiliated
(a)
........................... $ 4,022,417,205 $ 112,799,098,137 $ 6,088,006,571 $ 6,761,152,130 $ 93,522,443,941
Cash   ................................................ 160,253,512 4,004,439,148 284,772,595 359,510,258 2,888,381,531
Repurchase agreements at value — unaffiliated
(b)
................... — 78,063,444,341 1,104,500,000 1,652,000,000 40,356,958,792
Receivables: – – – – –
Capital shares sold ...................................... — 2,049,470,438 — — 585,796,420
Interest — unaffiliated .................................... 181,901 16,371,879 2,316,162 2,778,628 7,074,312
Deferred offering costs ..................................... — 96,971 — — —
Prepaid expenses ........................................ 480,420 47,806,705 385,816 2,697,696 18,300,358
Total assets ............................................
4,183,333,038 196,980,727,619 7,479,981,144 8,778,138,712 137,378,955,354
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 211,844,792 2,231,958,216 40,000,000 50,000,000 1,589,382,884
Offering costs ......................................... — 8,778 — — —
Capital shares redeemed .................................. — 1,823,442,034 — — 459,931,402
Custodian fees ......................................... 27,572 563,982 53,854 57,590 409,659
Income dividend distributions ............................... 3,934 603,297 244,787 60,965 —
Management fees ....................................... 163,658 5,689,321 999,590 1,181,167 4,740,371
Trustees' and Officer's fees ................................ 25,107 63,672 33,775 26,890 42,920
Printing and postage fees ................................. 26,983 40,850 27,935 29,643 46,580
Professional fees ....................................... 27,705 131,001 38,354 41,663 107,398
Registration fees ....................................... — — 41,724 477,178 —
Service and distribution fees ................................ 206,308 40,167,094 61 2,311,887 14,195,203
Transfer agent fees ..................................... 16,787 316,191 20,051 97,874 315,132
Other accrued expenses .................................. 32,725 2,140,994 9,199 22,839 1,573,492
Total liabilities ...........................................
212,375,571 4,105,125,430 41,469,330 54,307,696 2,070,745,041
NET ASSETS ...........................................
$ 3,970,957,467 $ 192,875,602,189 $ 7,438,511,814 $ 8,723,831,016 $ 135,308,210,313
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 3,970,627,529 $ 192,875,969,446 $ 7,438,940,958 $ 8,723,489,985 $ 135,308,135,641
Accumulated earnings (loss) ................................. 329,938 (367,257) (429,144) 341,031 74,672
NET ASSETS ...........................................
$ 3,970,957,467 $ 192,875,602,189 $ 7,438,511,814 $ 8,723,831,016 $ 135,308,210,313
(a)
  Investments at cost — unaffiliated ............................ $ 4,022,417,205 $ 112,799,098,137 $ 6,087,251,746 $ 6,760,266,912 $ 93,522,443,941
(b)
  Repurchase agreements at cost — unaffiliated ................... $ — $ 78,063,444,341 $ 1,104,500,000 $ 1,652,000,000 $ 40,356,958,792

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2021

Financial Statements
Federal Trust Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ....................................
$ 3,861,847,610 $ 160,360,792,534 $ 7,438,457,374 $ 8,030,045,131 $ 109,205,490,369
Shares outstanding .............................
3,861,519,385 160,361,084,506 7,433,399,330 8,025,930,213 109,205,385,911
Net asset value ................................
$ 1.00 $ 1.00 $ 1.00 07 $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Administration
Net assets ....................................
$ 82,512,288 $ 3,224,867,711 $ — $ 10,404,735 $ 550,178,932
Shares outstanding .............................
82,505,275 3,224,873,582 — 10,398,921 550,178,406
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 06 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Capital
Net assets ....................................
$ — $ 19,355,169,085 $ — $ 1,726,389 $ 23,121,029,100
Shares outstanding .............................
— 19,355,204,325 — 1,725,401 23,121,006,985
Net asset value ................................
$ — $ 1.00 $ — $ 1.00 06 $ 1.00
Shares authorized ..............................
— Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ....................................
$ 12,408,883 $ 551,982,103 $ — $ 566,308,190 $ 906,798,890
Shares outstanding .............................
12,407,828 551,983,108 — 566,010,467 906,798,022
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ....................................
$ 13,856 $ 5,704,603,753 $ — $ 9,663,414 $ 526,603,055
Shares outstanding .............................
13,855 5,704,614,140 — 9,658,116 526,602,551
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Dollar
Net assets ....................................
$ 14,174,830 $ 2,943,779,004 $ 17,936 $ 104,673,723 $ 888,879,206
Shares outstanding .............................
14,173,625 2,943,784,364 17,924 104,618,165 888,878,356
Net asset value ................................
$ 1.00 $ 1.00 $ 1.00 07 $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Premier
Net assets ....................................
$ — $ 10,443,557 $ 36,504 $ — $ 17,536,969
Shares outstanding .............................
— 10,443,575 36,478 — 17,536,952
Net asset value ................................
$ — $ 1.00 $ 1.00 07 $ — $ 1.00
Shares authorized ..............................
— Unlimited Unlimited — Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Private Client
Net assets ....................................
$ — $ 252,264 $ — $ 1,009,434 $ —
Shares outstanding .............................
— 252,265 — 1,008,862 —
Net asset value ................................
$ — $ 1.00 $ — $ 1.00 06 $ —
Shares authorized ..............................
— Unlimited — Unlimited —
Par value ....................................
$ — $ — $ — $ — $ —
Select
Net assets ....................................
$ — $ 673,660,264 $ — $ — $ 91,693,792
Shares outstanding .............................
— 673,661,491 — — 91,693,705
Net asset value ................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ..............................
— Unlimited — — Unlimited
Par value ....................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund FedFund TempCash TempFund T-Fund
Mischler Financial Group Shares
Net assets ....................................
$ — $ 50,051,914 $ — $ — $ —
Shares outstanding .............................
— 50,052,005 — — —
Net asset value ................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ..............................
— Unlimited — — —
Par value ....................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2021

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash MuniFund
California
Money Fund
New York
Money Fund
ASSETS
Investments at value — unaffiliated
(a)
........................... $ 105,098,743,801 $ 5,551,557,527 $ 71,555,970 $ 173,417,469 $ 123,233,474
Cash   ................................................ 2,820,016,626 28,262,583 82,622 9,256 45,932
Receivables: – – – – –
Investments sold ....................................... — 137,390,000 — 9,685,000 —
Interest — unaffiliated .................................... 3,209,730 6,236,330 55,908 189,116 24,453
From the Manager ...................................... — — 12,649 — —
Investment adviser ...................................... — — — 12 —
Prepaid expenses ........................................ 6,397,466 276,058 133,081 32,000 44,028
Total assets ............................................
107,928,367,623 5,723,722,498 71,840,230 183,332,853 123,347,887
LIABILITIES
Payables: – – – – –
Investments purchased ................................... 6,675,157,812 62,610,921 — 9,001,452 —
Custodian fees ......................................... 266,131 40,118 4,927 5,291 3,119
Income dividend distributions ............................... — 18,311 281 316 466
Management fees ....................................... 2,884,583 317,559 42 — —
Trustees' and Officer's fees ................................ 32,137 16,266 586 924 771
Printing and postage fees ................................. 27,351 25,798 27,638 26,562 26,535
Professional fees ....................................... 51,631 66,288 30,672 60,281 60,310
Registration fees ....................................... — — 18,813 30,255 9,267
Service and distribution fees ................................ 4,725,250 7,028 30,147 — 94
Transfer agent fees ..................................... 77,317 14,582 3,505 925 1,277
Other accrued expenses .................................. 1,064,363 8,336 3,835 357 —
Total liabilities ...........................................
6,684,286,575 63,125,207 120,446 9,126,363 101,839
NET ASSETS ...........................................
$ 101,244,081,048 $ 5,660,597,291 $ 71,719,784 $ 174,206,490 $ 123,246,048
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 101,244,023,885 $ 5,660,317,903 $ 71,720,053 $ 174,036,640 $ 123,245,258
Accumulated earnings (loss) ................................. 57,163 279,388 (269) 169,850 790
NET ASSETS ...........................................
$ 101,244,081,048 $ 5,660,597,291 $ 71,719,784 $ 174,206,490 $ 123,246,048
(a)
  Investments at cost — unaffiliated ............................ $ 105,098,743,801 $ 5,551,476,673 $ 71,555,970 $ 173,416,913 $ 123,232,685

Statements of Assets and Liabilities
(unaudited) (continued)
April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund MuniCash MuniFund
California Money
Fund
New York Money
Fund
NET ASSET VALUE
Institutional
Net assets ....................................
$ 99,056,678,997 $ 5,657,668,348 $ 62,539,610 $ 174,206,490 $ 123,246,048
Shares outstanding .............................
99,056,623,068 5,656,720,665 62,515,290 174,106,176 123,243,755
Net asset value ................................
$ 1.00 $ 1.00 02 $ 1.00 $ 1.00 06 $ 1.00 00
Shares authorized ..............................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Administration
Net assets ....................................
$ 473,376,945 $ — $ 153,904 $ — $ —
Shares outstanding .............................
473,376,678 — 153,844 — —
Net asset value ................................
$ 1.00 $ — $ 1.00 $ — $ —
Shares authorized ..............................
Unlimited — Unlimited — —
Par value ....................................
$ — $ — $ — $ — $ —
Capital
Net assets ....................................
$ 1,432,948 $ — $ — $ — $ —
Shares outstanding .............................
1,432,947 — — — —
Net asset value ................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ..............................
Unlimited — — — —
Par value ....................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ....................................
$ 51,513,732 $ — $ — $ — $ —
Shares outstanding .............................
51,513,703 — — — —
Net asset value ................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ..............................
Unlimited — — — —
Par value ....................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ....................................
$ 104,278,517 $ — $ — $ — $ —
Shares outstanding .............................
104,278,458 — — — —
Net asset value ................................
$ 1.00 $ — $ — $ — $ —
Shares authorized ..............................
Unlimited — — — —
Par value ....................................
$ — $ — $ — $ — $ —
Dollar
Net assets ....................................
$ 995,030,665 $ 2,928,943 $ 6,203,017 $ — $ —
Shares outstanding .............................
995,030,104 2,928,516 6,200,605 — —
Net asset value ................................
$ 1.00 $ 1.00 01 $ 1.00 $ — $ —
Shares authorized ..............................
Unlimited Unlimited Unlimited — —
Par value ....................................
$ — $ — $ — $ — $ —
Private Client
Net assets ....................................
$ — $ — $ 291,584 $ — $ —
Shares outstanding .............................
— — 291,471 — —
Net asset value ................................
$ — $ — $ 1.00 $ — $ —
Shares authorized ..............................
— — Unlimited — —
Par value ....................................
$ — $ — $ — $ — $ —
Select
Net assets ....................................
$ 561,769,244 $ — $ 2,531,669 $ — $ —
Shares outstanding .............................
561,768,927 — 2,530,685 — —
Net asset value ................................
$ 1.00 $ — $ 1.00 $ — $ —
Shares authorized ..............................
Unlimited — Unlimited — —
Par value ....................................
$ — $ — $ — $ — $ —

Statements of Operations
(unaudited)

Six Months Ended April 30, 2021

Financial Statements
Federal Trust
Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 2,681,977 $ 90,888,248 $ 11,088,427 $ 12,687,431 $ 61,103,929
Total investment income ....................................
2,681,977 90,888,248 11,088,427 12,687,431 61,103,929
EXPENSES
Management .......................................... 5,110,630 145,016,681 10,322,207 11,714,805 104,421,190
Registration .......................................... 145,592 1,409,321 251,572 214,450 941,827
Service and distribution — class specific ....................... 96,001 25,143,255 22 1,564,618 9,596,561
Transfer agent ......................................... 42,519 608,346 43,586 210,322 497,019
Professional .......................................... 38,095 371,113 52,487 55,853 241,596
Custodian ............................................ 32,003 682,052 63,600 71,898 527,524
Trustees and Officer ..................................... 24,942 240,701 55,898 62,294 216,569
Printing and postage .................................... 11,073 17,389 11,015 11,121 16,983
Offering ............................................. — 22,547 — — —
Miscellaneous ......................................... 39,089 326,319 66,119 63,373 235,483
Total expenses ..........................................
5,539,944 173,837,724 10,866,506 13,968,734 116,694,752
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (2,854,997) (62,905,053) (2,723,446) (2,667,379) (48,807,986)
Service and distribution fees waived and/or reimbursed — class specific .. (96,001) (25,143,255) (17) (1,398,311) (9,530,583)
Total expenses after fees waived and/or reimbursed .................
2,588,946 85,789,416 8,143,043 9,903,044 58,356,183
Net investment income .....................................
93,031 5,098,832 2,945,384 2,784,387 2,747,746
REALIZED AND UNREALIZED GAIN (LOSS) $ 50,758 $ 1,132,282 $ (2,051,361) $ (1,837,259) $ 665,566
Net realized gain from investments ........................... 50,758 1,132,282 41,267 98,12 5 665,566
Net change in unrealized depreciation on investments .............. — — (2,092,628) (1,935,385) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 143,789 $ 6,231,114 $ 894,023 $ 947,12 7 $ 3,413,312
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended April 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

Treasury Trust
Fund MuniCash MuniFund
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 32,731,607 $ 3,097,157 $ 33,489 $ 86,922 $ 65,478
Total investment income ....................................
32,731,607 3,097,157 33,489 86,922 65,478
EXPENSES
Management .......................................... 62,010,750 7,307,603 142,328 450,161 270,862
Service and distribution — class specific ....................... 3,667,471 3,661 16,941 — —
Custodian ............................................ 303,667 43,168 5,235 3,876 4,165
Registration .......................................... 295,128 190,238 88,314 34,166 45,700
Trustees and Officer ..................................... 197,127 33,658 5,806 5,920 5,880
Transfer agent ......................................... 173,517 33,590 5,673 1,565 1,644
Professional .......................................... 156,735 54,838 30,103 44,519 41,400
Printing and postage .................................... 13,269 10,785 9,726 8,851 8,903
Rating Agency ......................................... 41,408 13,885 5,455 — —
Miscellaneous ......................................... 104 , 687 20 , 316 11,405 6,088 5,813
Total expenses ..........................................
66,963,759 7,711,742 320,986 555,146 384,367
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (32,254,549) (4,905,770) (274,622) (480,228) (326,129)
Service and distribution fees waived and/or reimbursed — class specific .. (3,667,471) (3,661) (16,941) — —
Total expenses after fees waived and/or reimbursed .................
31,041,739 2,802,311 29,423 74,918 58,238
Net investment income .....................................
1,689,868 294,846 4,066 12,004 7,240
REALIZED AND UNREALIZED GAIN (LOSS) $ 270,721 $ 152,909 $ – $ 168,216 $ (2,194)
Net realized gain from investments ........................... 270,721 207,458 — 168,938 —
Net change in unrealized depreciation on investments .............. — (54,549) — (722) (2,194)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 1,960,589 $ 447,755 $ 4,066 $ 180,220 $ 5,046
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
Federal Trust Fund FedFund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ................................................... $ 93,031 $ 23,348,193 $ 5,098,832 $ 753,860,151
Net realized gain ....................................................... 50,758 671,876 1,132,282 27,444,938
Net increase in net assets resulting from operations ..................................
143,789 24,020,069 6,231,114 781,305,089
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional .......................................................... (540,494) (23,011,396) (19,114,449) (669,745,146)
  Administration ........................................................ (8,683) (468,572) (437,917) (15,836,138)
  Capital ............................................................. — — (2,054,488) (49,238,496)
  Cash Management ..................................................... (1,126) (44,364) (62,545) (1,592,758)
  Cash Reserve ........................................................ (40) (2,485) (875,205) (21,485,458)
  Dollar .............................................................. (2,483) (66,472) (438,276) (11,874,360)
  Premier ............................................................. — (235) (620) (232)
  Private Client ......................................................... — — (35) (951)
  Select .............................................................. — — (93,264) (638,200)
Mischler Financial Group Shares ............................................ — — (540) —
Decrease in net assets resulting from distributions to shareholders ........................
(552,826) (23,593,524) (23,077,339) (770,411,739)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ................
(637,096,648) 1,061,824,847 28,767,614,316 52,209,385,495
NET ASSETS
Total increase (decrease) in net assets .......................................... (637,505,685) 1,062,251,392 28,750,768,091 52,220,278,845
Beginning of period .......................................................
4,608,463,152 3,546,211,760 164,124,834,098 111,904,555,253
End of period ...........................................................
$ 3,970,957,467 $ 4,608,463,152 $ 192,875,602,189 $ 164,124,834,098
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempCash TempFund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 2,945,384 $ 87,878,685 $ 2,784,387 $ 87,376,114
Net realized gain (loss) .................................................... 41,267 (1,220,250) 98,12 5 (815,103)
Net change in unrealized appreciation (depreciation) ................................ (2,092,628) 438,880 (1,935,385) (73,119)
Net increase in net assets resulting from operations ...................................
894,023 87,097,315 947,12 7 86,487,892
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (3,253,171) (87,880,802) (3,821,155) (84,499,283)
  Administration ......................................................... — — (1,474) (366,136)
  Capital .............................................................. — — (420) (467)
  Cash Management ...................................................... — — (57,404) (2,995,688)
  Cash Reserve ......................................................... — — (604) (30,920)
  Dollar ............................................................... (2) (112) (15,848) (537,055)
  Premier .............................................................. (12) (309) — —
  Private Client .......................................................... — — (103) (12,766)
Decrease in net assets resulting from distributions to shareholders .........................
(3,253,185) (87,881,223) (3,897,008) (88,442,315)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(3,197,329,306) 603,276,726 (2,904,254,472) 271,048,458
NET ASSETS
Total increase (decrease) in net assets ........................................... (3,199,688,468) 602,492,818 (2,907,204,35 3 ) 269,094,035
Beginning of period ........................................................
10,638,200,282 10,035,707,464 11,631,035,369 11,361,941,334
End of period ............................................................
$ 7,438,511,814 $ 10,638,200,282 $ 8,723,831,01 6 $ 11,631,035,369
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
T-Fund Treasury Trust Fund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................. $ 2,747,746 $ 484,490,977 $ 1,689,868 $ 272,160,341
Net realized gain ...................................................... 665,566 11,254,508 270,721 5,555,006
Net increase in net assets resulting from operations .................................
3,413,312 495,745,485 1,960,589 277,715,347
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................... (11,685,761) (419,749,578) (5,833,740) (268,762,817)
  Administration ....................................................... (59,139) (3,593,535) (39,642) (2,705,419)
  Capital ............................................................ (2,311,691) (58,140,794) (60) —
  Cash Management .................................................... (119,406) (3,577,313) (4,229) (123,299)
  Cash Reserve ....................................................... (45,374) (382,216) (9,317) (424,419)
  Dollar ............................................................. (111,251) (3,976,267) (88,839) (4,891,290)
  Premier ............................................................ (868) (224) — (228)
  Select ............................................................. (6,304) (36,784) (39,659) (137,158)
Decrease in net assets resulting from distributions to shareholders .......................
(14,339,794) (489,456,711) (6,015,486) (277,044,630)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................
28,952,805,228 28,196,920,810 43,248,504,174 17,678,878,374
NET ASSETS
Total increase in net assets ................................................. 28,941,878,746 28,203,209,584 43,244,449,277 17,679,549,091
Beginning of period ......................................................
106,366,331,567 78,163,121,983 57,999,631,771 40,320,082,680
End of period ..........................................................
$ 135,308,210,313 $ 106,366,331,567 $ 101,244,081,048 $ 57,999,631,771
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniCash MuniFund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 294,846 $ 30,658,439 $ 4,066 $ 963,149
Net realized gain ........................................................ 207,458 46,530 — 7,714
Net change in unrealized appreciation (depreciation) ................................ (54,549) (124,005) — —
Net increase in net assets resulting from operations ...................................
447,755 30,580,964 4,066 970,863
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income and net realized gain:
  Institutional ........................................................... (294,699) (30,647,703) (3,661) (865,441)
  Administration ......................................................... — — (7) (80,419)
  Dollar ............................................................... (147) (10,533) (283) (19,306)
  Premier .............................................................. — (202) — (207)
  Private Client .......................................................... — — (14) (926)
  Select ............................................................... — — (101) (4,101)
From return of capital: – – – –
  Institutional ........................................................... — — — (139,677)
  Administration ......................................................... — — — (280)
  Dollar ............................................................... — — — (8,705)
  Premier .............................................................. — — — (66)
  Private Client .......................................................... — — — (521)
  Select ............................................................... — — — (3,167)
Decrease in net assets resulting from distributions to shareholders .........................
(294,846) (30,658,438) (4,066) (1,122,816)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
496,700,970 (21,345,744) (3,985,129) (141,446,074)
NET ASSETS
Total increase (decrease) in net assets ........................................... 496,853,879 (21,423,218) (3,985,129) (141,598,027)
Beginning of period ........................................................
5,163,743,412 5,185,166,630 75,704,913 217,302,940
End of period ............................................................
$ 5,660,597,291 $ 5,163,743,412 $ 71,719,784 $ 75,704,913
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
California Money Fund New York Money Fund
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 12,004 $ 1,600,175 $ 7,240 $ 1,540,080
Net realized gain ........................................................ 168,938 4,451 — —
Net change in unrealized appreciation (depreciation) ................................ (722) 630 (2,194) 2,910
Net increase in net assets resulting from operations ...................................
180,220 1,605,256 5,046 1,542,990
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (16,414) (1,600,008) (7,240) (1,539,882)
  Premier .............................................................. — (167) — (197)
Decrease in net assets resulting from distributions to shareholders .........................
(16,414) (1,600,175) (7,240) (1,540,079)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
20,376,458 (243,663,265) (26,733,925) (93,559,084)
NET ASSETS
Total increase (decrease) in net assets ........................................... 20,540,264 (243,658,184) (26,736,119) (93,556,173)
Beginning of period ........................................................
153,666,226 397,324,410 149,982,167 243,538,340
End of period ............................................................
$ 174,206,490 $ 153,666,226 $ 123,246,048 $ 149,982,167
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0051 0.0214 0.0151 0.0059 0.0016
Net realized gain (loss) ........................
0.0001 0.0014 0.0000
(a)
(0.0001) 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0065 0.0214 0.0150 0.0060 0.0016
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0064) (0.0214) (0.0150) (0.0060) (0.0016)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0065) (0.0214) (0.0150) (0.0060) (0.0016)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.65% 2.16% 1.51% 0.61% —
Based on net asset value ........................
0.01%
(e)
0.65% 2.16% 1.51% 0.61% 0.16%
Ratios to Average Net Assets
Total expenses ...............................
0.23%
(f)
0.23% 0.25% 0.24% 0.24% 0.28%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.17% 0.17% 0.17% 0.17% 0.18%
Net investment income .........................
0.00%
(f)(g)
0.51% 2.14% 1.51% 0.59% 0.19%
Supplemental Data
Net assets, end of period (000) ....................
$ 3,861,848 $ 4,488,126 $ 3,442,530 $ 2,996,754 $ 2,756,560 $ 3,142,077
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Federal Trust Fund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0051 0.0204 0.0140 0.0056 0.0007
Net realized gain (loss) ........................
0.0001 0.0006 0.0000
(a)
0.0000
(a)
(0.0006) —
Net increase from investment operations ..............
0.0001 0.0057 0.0204 0.0140 0.0050 0.0007
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0056) (0.0204) (0.0140) (0.0050) (0.0007)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
—
Total distributions .............................
(0.0001) (0.0057) (0.0204) (0.0140) (0.0050) (0.0007)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.57% 2.06% 1.41% 0.51% —
Based on net asset value ........................
0.01%
(e)
0.57% 2.06% 1.41% 0.51% 0.06%
Ratios to Average Net Assets
Total expenses ...............................
0.33%
(f)
0.33% 0.35% 0.34% 0.34% 0.37%
Total expenses after fees waived and/or reimbursed ......
0.10%
(f)
0.24% 0.27% 0.27% 0.27% 0.28%
Net investment income .........................
0.00%
(f)(g)
0.51% 2.05% 1.40% 0.56% 0.11%
Supplemental Data
Net assets, end of period (000) ....................
$ 82,512 $ 78,219 $ 80,271 $ 75,807 $ 68,102 $ 42,205
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Cash Management
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31, Period from
04/18/16
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(b)
0.0022 0.0164 0.0099 0.0012 0.0000
(b)
Net realized gain ............................
0.0001 0.0016 0.0000
(b)
0.0001 0.0004 —
Net increase from investment operations ..............
0.0001 0.0038 0.0164 0.0100 0.0016 0.0000
Distributions
(c)
– – – – – –
From net investment income ....................
(0.0000)
(d)
(0.0037) (0.0164) (0.0100) (0.0016) (0.0000)
(d)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(d)
— (0.0000)
(d)
—
Total distributions .............................
(0.0001) (0.0038) (0.0164) (0.0100) (0.0016) (0.0000)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.38% 1.65% 1.01% 0.16% —
Based on net asset value ........................
0.01%
(f)
0.38% 1.65% 1.01% 0.16% 0.00%
(f)
Ratios to Average Net Assets
Total expenses ...............................
0.73%
(g)
0.73% 0.75% 0.74% 0.74% 0.69%
(g)
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.36% 0.67% 0.67% 0.59% 0.34%
(g)
Net investment income .........................
0.00%
(g)(h)
0.22% 1.65% 0.99% 0.12% 0.00%
(g)
Supplemental Data
Net assets, end of period (000) ....................
$ 12,409 $ 10,809 $ 11,839 $ 13,175 $ 15,174 $ 31,560
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Federal Trust Fund
Cash Reserve
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31, Period from
04/18/16
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(b)
0.0061 0.0314 0.0108 0.0022 0.0000
(b)
Net realized gain ............................
0.0001 0.0004 0.0001 0.0002 0.0001 —
Net increase from investment operations ..............
0.0001 0.0065 0.0315 0.0110 0.0023 0.0000
Distributions
(c)
– – – – – –
From net investment income ....................
(0.0000)
(d)
(0.0064) (0.0315) (0.0110) (0.0023) (0.0000)
(d)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(d)
— (0.0000)
(d)
—
Total distributions .............................
(0.0001) (0.0065) (0.0315) (0.0110) (0.0023) (0.0000)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.65% 3.19% 1.11% 0.23% —
Based on net asset value ........................
0.01%
(f)
0.65% 3.19% 1.11% 0.23% 0.00%
(f)
Ratios to Average Net Assets
Total expenses ...............................
0.62%
(g)
0.63% 0.65% 0.64% 0.64% 0.61%
(g)
Total expenses after fees waived and/or reimbursed ......
0.12%
(g)
0.17% 0.28% 0.57% 0.54% 0.35%
(g)
Net investment income .........................
0.00%
(g)(h)
0.61% 3.14% 1.08% 0.22% 0.00%
(g)
Supplemental Data
Net assets, end of period (000) ....................
$ 14 $ 425 $ 383 $ 374 $ 447 $ 499
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Federal Trust Fund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0032 0.0189 0.0116 0.0035 0.0000
(a)
Net realized gain ............................
0.0001 0.0018 0.0000
(a)
0.0009 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0050 0.0189 0.0125 0.0036 0.0000
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0049) (0.0189) (0.0125) (0.0036) (0.0000)
(c)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0050) (0.0189) (0.0125) (0.0036) (0.0000)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.49% 1.91% 1.26% 0.36% —
Based on net asset value ........................
0.01%
(e)
0.49% 1.91% 1.26% 0.36% 0.00%
Ratios to Average Net Assets
Total expenses ...............................
0.48%
(f)
0.48% 0.50% 0.49% 0.49% 0.52%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.29% 0.42% 0.42% 0.42% 0.38%
Net investment income .........................
0.00%
(f) (g)
0.32% 1.90% 1.16% 0.35% 0.00%
Supplemental Data
Net assets, end of period (000) ....................
$ 14,175 $ 30,848 $ 11,152 $ 13,751 $ 133,962 $ 242,959
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0054 0.0217 0.0152 0.0065 0.0023
Net realized gain ............................
0.0001 0.0010 0.0001 0.0001 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0064 0.0218 0.0153 0.0066 0.0023
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0063) (0.0218) (0.0153) (0.0066) (0.0023)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0064) (0.0218) (0.0153) (0.0066) (0.0023)
Net asset value, end of period ....................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.64% 2.20% 1.54% 0.66% —
Based on net asset value ........................
0.01%
(e)
0.64% 2.20% 1.54% 0.66% 0.23%
Ratios to Average Net Assets
Total expenses ...............................
0.19%
(f)
0.19% 0.19% 0.19% 0.19% 0.21%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.17% 0.17% 0.17% 0.15% 0.12%
Net investment income .........................
0.01%
(f)
0.54% 2.17% 1.52% 0.65% 0.28%
Supplemental Data
Net assets, end of period (000) ....................
$ 160,360,793 $ 141,084,816 $ 93,106,503 $ 74,278,100 $ 78,004,801 $ 84,001,937
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
FedFund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0054 0.0207 0.0145 0.0057 0.0014
Net realized gain (loss) ........................
0.0001 0.0002 0.0001 (0.0002) (0.0001) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0056 0.0208 0.0143 0.0056 0.0014
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0055) (0.0208) (0.0143) (0.0056) (0.0014)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0056) (0.0208) (0.0143) (0.0056) (0.0014)
Net asset value, end of period ....................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.0 0 $ 1.00
Total Return
(d)
0.01% 0.56% 2.10% 1.44% 0.56% —
Based on net asset value ........................
0.01%
(e)
0.56% 2.10% 1.44% 0.56% 0.14%
Ratios to Average Net Assets
Total expenses ...............................
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.31%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.24% 0.27% 0.27% 0.26% 0.21%
Net investment income .........................
0.01%
(f)
0.54% 2.07% 1.45% 0.57% 0.17%
Supplemental Data
Net assets, end of period (000) ....................
$ 3,224,868 $ 2,977,997 $ 2,870,758 $ 2,500,290 $ 2,436,503 $ 1,693,932
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Capital
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2020 2019
Net asset value, beginning of period ............................................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00
Net investment income .....................................................
0.0000
(b)
0.0051 0.0213 0.0172
Net realized gain (loss) .....................................................
0.0001 0.0009 0.0001 (0.0026)
Net increase from investment operations ...........................................
0.0001 0.0060 0.0214 0.0146
Distributions
(c)
– – – –
From net investment income .................................................
(0.0000)
(d)
(0.0059) (0.0214) (0.0146)
From net realized gain ......................................................
(0.0001) (0.0001) — —
Total distributions ..........................................................
(0.0001) (0.0060) (0.0214) (0.0146)
Net asset value, end of period .................................................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.60% 2.16% 1.47%
Based on net asset value .....................................................
0.01%
(f)
0.60% 2.16% 1.47%
(f)
Ratios to Average Net Assets
Total expenses ............................................................
0.24%
(g)
0.24% 0.24% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ...................................
0.10%
(g)
0.21% 0.21% 0.21%
(g)
Net investment income ......................................................
0.01%
(g)
0.51% 2.13% 1.77%
(g)
Supplemental Data
Net assets, end of period (000) .................................................
$ 19,355,169 $ 11,247,218 $ 8,078,893 $ 7,138,766
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
FedFund
Cash Management
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0035 0.0165 0.0100 0.0020 0.0003
Net realized gain ............................
0.0001 0.0003 0.0003 0.0003 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0038 0.0168 0.0103 0.0021 0.0003
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0037) (0.0168) (0.0103) (0.0021) (0.0003)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0038) (0.0168) (0.0103) (0.0021) (0.0003)
Net asset value, end of period ....................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.38% 1.69% 1.04% 0.21% —
Based on net asset value ........................
0.01%
(e)
0.38% 1.69% 1.04% 0.21% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
0.69%
(f)
0.69% 0.69% 0.69% 0.69% 0.71%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.42% 0.67% 0.67% 0.61% 0.36%
Net investment income .........................
0.01%
(f)
0.35% 1.65% 1.00% 0.20% 0.03%
Supplemental Data
Net assets, end of period (000) ....................
$ 551,982 $ 440,893 $ 377,591 $ 154,607 $ 106,798 $ 90,565
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Cash Reserve
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0040 0.0178 0.0115 0.0032 0.0003
Net realized gain (loss) ........................
0.0001 0.0002 0.0000
(a)
(0.0002) (0.0004) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0042 0.0178 0.0113 0.0028 0.0003
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0041) (0.0178) (0.0113) (0.0028) (0.0003)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0042) (0.0178) (0.0113) (0.0028) (0.0003)
Net asset value, end of period ....................
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.42% 1.79% 1.14% 0.28% —
Based on net asset value ........................
0.01%
(e)
0.42% 1.79% 1.14% 0.28% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
0.59%
(f)
0.59% 0.59% 0.59% 0.59% 0.62%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.39% 0.57% 0.57% 0.55% 0.31%
Net investment income .........................
0.01%
(f)
0.40% 1.78% 1.15% 0.32% 0.09%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,704,604 $ 5,079,903 $ 4,907,193 $ 1,649,400 $ 814,974 $ 220,572
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
FedFund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0039 0.0195 0.0129 0.0039 0.0004
Net realized gain (loss) ........................
0.0001 0.0009 0.0000
(a)
(0.0001) 0.0002 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0048 0.0195 0.0128 0.0041 0.0004
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0047) (0.0195) (0.0128) (0.0041) (0.0004)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0048) (0.0195) (0.0128) (0.0041) (0.0004)
Net asset value, end of period ....................
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.48% 1.97% 1.29% 0.41% —
Based on net asset value ........................
0.01%
(e)
0.48% 1.97% 1.29% 0.41% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
0.44%
(f)
0.44% 0.44% 0.44% 0.44% 0.46%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.31% 0.42% 0.42% 0.40% 0.34%
Net investment income .........................
0.01%
(f)
0.39% 1.95% 1.29% 0.39% 0.04%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,943,779 $ 2,991,892 $ 2,307,110 $ 1,776,032 $ 1,714,598 $ 2,029,496
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Mischler Financial
Group Shares
Period from
01/22 /21
(a)
to 04/30/21
(unaudited)
Net asset value, beginning of period ........................................................................................
$ 1.0 0
Net investment income .................................................................................................
0.000 0
(b)
Net realized gain .....................................................................................................
0.0001
Net increase from investment operations .......................................................................................
0.0001
Distributions
(c)
From net investment income .............................................................................................
(0.0000)
(d )
From net realized gain ..................................................................................................
(0.0001)
Total distributions ......................................................................................................
(0.0001)
Net asset value, end of period .............................................................................................
$ 1.0 0
Total Return
(e)
0.01%
Based on net asset value .................................................................................................
0.01%
(f)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.20%
(g)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.03%
(g)
Net investment income ..................................................................................................
0.03%
(g)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 50,052
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
FedFund
Premier
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........................................................
$ 1. 00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.000 0
(b)
0.0062 0.0051
Net realized gain ........................................................................
0.0001 0.0002 0.0000
(b)
Net increase from investment operations ..........................................................
0.0001 0.0064 0.0051
Distributions
(c)
– – –
From net investment income ................................................................
(0.0000)
(d)
(0.0063) (0.0051)
From net realized gain .....................................................................
(0.0001) (0.0001) —
Total distributions .........................................................................
(0.0001) (0.0064) (0.0051)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.64% 0.51%
Based on net asset value ....................................................................
0.01%
(f)
0.64% 0.51%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.18%
(g)
0.19% 0.19%
(g)
Total expenses after fees waived and/or reimbursed ..................................................
0.07%
(g)
0.17% 0.17%
(g)
Net investment income .....................................................................
0.01%
(g)
0.62% 1.95%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 10,444 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Private Client
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0036 0.0166 0.0090 0.0020 0.0003
Net realized gain ............................
0.0001 0.0002 0.0001 0.0012 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0038 0.0167 0.0102 0.0021 0.0003
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0037) (0.0167) (0.0102) (0.0021) (0.0003)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0038) (0.0167) (0.0102) (0.0021) (0.0003)
Net asset value, end of period ....................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.38% 1.68% 1.02% 0.21% —
Based on net asset value ........................
0.01%
(e)
0.38% 1.68% 1.02% 0.21% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
1.04%
(f)
1.04% 1.04% 1.04% 1.04% 1.06%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.43% 0.68% 0.68% 0.60% 0.35%
Net investment income .........................
0.01%
(f)
0.36% 1.66% 0.90% 0.20% 0.03%
Supplemental Data
Net assets, end of period (000) ....................
$ 252 $ 252 $ 230 $ 768 $ 1,782 $ 1,945
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
FedFund
Select
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0021 0.0133 0.0066 0.0005 0.0003
Net realized gain (loss) ........................
0.0001 0.0004 0.0002 0.0004 (0.0001) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0025 0.0135 0.0070 0.0004 0.0003
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0024) (0.0135) (0.0070) (0.0004) (0.0003)
From net realized gain .........................
(0.0001) (0.0001) — — — (0.0000)
(c)
Total distributions .............................
(0.0001) (0.0025) (0.0135) (0.0070) (0.0004) (0.0003)
Net asset value, end of period ....................
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.26% 1.36% 0.71% 0.04% —
Based on net asset value ........................
0.01%
(e)
0.26% 1.36% 0.71% 0.04% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
1.04%
(f)
1.04% 1.04% 1.04% 1.04% 1.06%
Total expenses after fees waived and/or reimbursed ......
0.11%
(f)
0.54% 1.00% 1.00% 0.77% 0.34%
Net investment income .........................
0.01%
(f)
0.22% 1.33% 0.66% 0.05% 0.04%
Supplemental Data
Net assets, end of period (000) ....................
$ 673,660 $ 301,826 $ 256,241 $ 195,297 $ 340,742 $ 241,781
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000 $ 1.00
Net investment income ........................
0.0003 0.0084 0.0233 0.0188 0.0108 0.0027
Net realized and unrealized gain (loss) .............
(0.0002) 0.0004 0.0005 (0.0010) (0.0022) 0.0002
Net increase from investment operations ..............
0.0001 0.0088 0.0238 0.0178 0.0086 0.0029
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0003) (0.0085) (0.0235) (0.0177) (0.0084) (0.0027)
From net realized gain .........................
(0.0000)
(b)
(0.0000)
(b)
(0.0000)
(b)
— — (0.0002)
Total distributions .............................
(0.0003) (0.0085) (0.0235) (0.0177) (0.0084) (0.0029)
Net asset value, end of period ....................
$ 1.0007 $ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Total Return
(c)
0.01% 0.88% 2.41% 1.79% 0.87% —
Based on net asset value ........................
0.01%
(d)
0.88% 2.41% 1.79% 0.87% 0.29%
Ratios to Average Net Assets
Total expenses ...............................
0.24%
(e)
0.23% 0.26% 0.33% 0.39% 0.39%
Total expenses after fees waived and/or reimbursed ......
0.18%
(e)
0.18% 0.18% 0.18% 0.18% 0.13%
Net investment income .........................
0.06%
(e)
0.84% 2.33% 1.88% 1.08% 0.26%
Supplemental Data
Net assets, end of period (000) ....................
$ 7,438,457 $ 10,638,146 $ 10,035,653 $ 4,875,313 $ 1,713,352 $ 72,311
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempCash
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000 $ 1. 00
Net investment income (loss) ....................
(0.0001) 0.0062 0.1405
(a)
0.0122 0.0058 0.0006
Net realized and unrealized gain (loss) .............
(0.0001) 0.0004 0.0156 0.0031 0.0004 0.0002
Net increase (decrease) from investment operations ......
(0.0002) 0.0066 0.1561 0.0153 0.0062 0.0008
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0063) (0.1558) (0.0152) (0.0060) (0.0006)
From net realized gain .........................
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
— — (0.0002)
Total distributions .............................
(0.0000) (0.0063) (0.1558) (0.0152) (0.0060) (0.0008)
Net asset value, end of period ....................
$ 1.0007 $ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Total Return
(d)
(0.01)% 0.66% 15.90% 1.54% 0.62% —
Based on net asset value ........................
(0.01)%
(e)
0.66% 15.90%
(a)
1.54% 0.62% 0.08%
Ratios to Average Net Assets
Total expenses ...............................
0.48%
(f)
0.47% 0.51% 0.61% 0.71% 0.64%
Total expenses after fees waived and/or reimbursed ......
0.23%
(f)
0.40% 0.43% 0.43% 0.42% 0.34%
Net investment income (loss) .....................
(0.01)%
(f)
0.62% 14.04%
(a)
1.22% 0.58% 0.06%
Supplemental Data
Net assets, end of period (000) ....................
$ 18 $ 18 $ 18 $ 15 $ 22,566 $ 25,994
(a)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Premier
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........................................................
$ 1.0010 $ 1.0007 $ 1.0006
Net investment income ....................................................................
0.0003 0.0085 0.0055
Net realized and unrealized gain (loss) .........................................................
(0.0003) 0.0003 0.0001
Net increase from investment operations ..........................................................
0.0000 0.0088 0.0056
Distributions
(b)
– – –
From net investment income ................................................................
(0.0003) (0.0085) (0.0055)
From net realized gain .....................................................................
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .........................................................................
(0.0003) (0.0085) (0.0055)
Net asset value, end of period ................................................................
$ 1.0007 $ 1.0010 $ 1.0007
Total Return
(d)
— 0.88% 0.56%
Based on net asset value ....................................................................
0.00%
(e)(f)
0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.24%
(g)
0.23% 0.24%
(g)
Total expenses after fees waived and/or reimbursed ..................................................
0.18%
(g)
0.18% 0.18%
(g)
Net investment income .....................................................................
0.06%
(g)
0.84% 2.10%
(g)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 37 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempFund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ........................
0.0003 0.0084 0.0237 0.0177 0.0100 0.0036
Net realized and unrealized gain (loss) .............
(0.0002) 0.0002 0.0003 0.0001 0.0001 0.0004
Net increase from investment operations ..............
0.0001 0.0086 0.0240 0.0178 0.0101 0.0040
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0003) (0.0083) (0.0237) (0.0178) (0.0100) (0.0036)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions .............................
(0.0004) (0.0084) (0.0237) (0.0178) (0.0100) (0.0038)
Net asset value, end of period ....................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Total Return
(c)
— 0.86% 2.42% 1.79% 1.01% —
Based on net asset value ........................
0.00%
(d)(e)
0.86%
(f)
2.42% 1.79% 1.01% 0.41%
Ratios to Average Net Assets
Total expenses ...............................
0.23%
(g)
0.22% 0.22% 0.22% 0.22% 0.19%
Total expenses after fees waived and/or reimbursed ......
0.18%
(g)
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income .........................
0.05%
(g)
0.84% 2.37% 1.77% 1.03% 0.35%
Supplemental Data
Net assets, end of period (000) ....................
$ 8,030,045 $ 10,928,671 $ 10,609,770 $ 12,325,770 $ 12,940,766 $ 8,183,070
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002 $ 1. 00
Net investment income ........................
0.0001 0.0072 0.0227 0.0153 0.0090 0.0026
Net realized and unrealized gain (loss) .............
(0.0001) 0.0004 0.0002 0.0015 0.0002 0.0004
Net increase from investment operations ..............
0.0000 0.0076 0.0229 0.0168 0.0092 0.0030
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0001) (0.0073) (0.0227) (0.0168) (0.0090) (0.0026)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions .............................
(0.0002) (0.0074) (0.0227) (0.0168) (0.0090) (0.0028)
Net asset value, end of period ....................
$ 1.0006 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Total Return
(c)
(0.01)% 0.76% 2.31% 1.69% 0.93% —
Based on net asset value ........................
(0.01)%
(d)
0.76%
(e)
2.31% 1.69% 0.93% 0.31%
Ratios to Average Net Assets
Total expenses ...............................
0.33%
(f)
0.32% 0.32% 0.32% 0.31% 0.29%
Total expenses after fees waived and/or reimbursed ......
0.22%
(f)
0.28% 0.28% 0.28% 0.28% 0.28%
Net investment income .........................
0.01%
(f)
0.72% 2.27% 1.53% 1.01% 0.24%
Supplemental Data
Net assets, end of period (000) ....................
$ 10,405 $ 9,524 $ 42,214 $ 23,965 $ 106,520 $ 15,197
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempFund
Capital
Six Months Ended
04/30/21
(unaudited)
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period .........................................................................
$ 1.0008 $ 1.0010
Net investment income ..................................................................................
0.0001 0.0002
Net realized and unrealized (loss) ...........................................................................
(0.000 1 ) (0.0001)
Net increase from investment operations ........................................................................
0.000 0 0.0001
Distributions
(b)
– –
From net investment income ..............................................................................
(0.0001) (0.0002)
From net realized gain ...................................................................................
(0.0001) (0.0001)
Total distributions .......................................................................................
(0.0002) (0.0003)
Net asset value, end of period ..............................................................................
$ 1.000 6 $ 1.0008
Total Return
(c)
— 0.01%
Based on net asset value ..................................................................................
0.00%
(d)(e)
0.01%
(d)(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.27% 0.27%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.22% 0.23%
(g)
Net investment income ...................................................................................
0.01% 0.05%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 1,726 $ 3,223
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Amount is less than 0.005%.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Cash Management
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0048 0.0188 0.0127 0.0050 0.0000
(a)
Net realized and unrealized gain (loss) .............
(0.0002) 0.0002 0.0003 0.0001 0.0001 0.0004
Net increase (decrease) from investment operations ......
(0.0002) 0.0050 0.0191 0.0128 0.0051 0.0004
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0047) (0.0188) (0.0128) (0.0050) (0.0000)
(c)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions .............................
(0.0001) (0.0048) (0.0188) (0.0128) (0.0050) (0.0002)
Net asset value, end of period ....................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Total Return
(d)
(0.02)% 0.50% 1.92% 1.28% 0.51% —
Based on net asset value ........................
(0.02)%
(e)
0.50%
(f)
1.92% 1.28% 0.51% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
0.73%
(g)
0.73% 0.72% 0.72% 0.72% 0.68%
Total expenses after fees waived and/or reimbursed ......
0.23%
(g)
0.54% 0.68% 0.68% 0.68% 0.56%
Net investment income .........................
0.00%
(g)
0.48% 1.88% 1.27% 0.49% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 566,308 $ 576,228 $ 624,658 $ 632,405 $ 688,373 $ 831,483
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempFund
Cash Reserve
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0052 0.0231 0.0143 0.0060 0.0004
Net realized and unrealized gain (loss) .............
(0.000 2 ) 0.0008 0.0000
(a)
(0.0004) 0.0001 0.0002
Net increase (decrease) from investment operations ......
(0.000 2 ) 0.0060 0.0231 0.0139 0.0061 0.0006
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0057) (0.0229) (0.0138) (0.0060) (0.0002)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions .............................
(0.0001) (0.0058) (0.0229) (0.0138) (0.0060) (0.0004)
Net asset value, end of period ....................
$ 1.000 5 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Total Return
(d)
(0.02)% 0.60% 2.33% 1.39% 0.61% —
Based on net asset value ........................
(0.02)%
(e)
0.60%
(f)
2.33% 1.39% 0.61% 0.06%
Ratios to Average Net Assets
Total expenses ...............................
0.63%
(g)
0.63% 0.62% 0.62% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ......
0.22%
(g)
0.44% 0.50% 0.58% 0.58% 0.51%
Net investment income .........................
0.00%
(g)
0.52% 2.31% 1.43% 0.59% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 9,663 $ 5,544 $ 4,296 $ 4,320 $ 3,341 $ 5,630
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002 $ 1.0 0
Net investment income ........................
0.0001 0.0056 0.0221 0.0151 0.0075 0.0013
Net realized and unrealized gain (loss) .............
(0.0002) 0.0009 0.0001 0.0002 0.0002 0.0004
Net increase (decrease) from investment operations ......
(0.0001) 0.0065 0.0222 0.0153 0.0077 0.0017
Distributions
(a)
– – – – – –
From net investment income ....................
(0.0001) (0.0062) (0.0220) (0.0153) (0.0075) (0.0013)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(b)
— — (0.0002)
Total distributions .............................
(0.0002) (0.0063) (0.0220) (0.0153) (0.0075) (0.0015)
Net asset value, end of period ....................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Total Return
(c)
(0.02)% 0.65% 2.24% 1.54% 0.77% —
Based on net asset value ........................
(0.02)%
(d)
0.65%
(e)
2.24% 1.54% 0.77% 0.17%
Ratios to Average Net Assets
Total expenses ...............................
0.48%
(f)
0.48% 0.47% 0.47% 0.47% 0.44%
Total expenses after fees waived and/or reimbursed ......
0.22%
(f)
0.38% 0.43% 0.43% 0.43% 0.42%
Net investment income .........................
0.01%
(f)
0.56% 2.21% 1.51% 0.78% 0.13%
Supplemental Data
Net assets, end of period (000) ....................
$ 104,674 $ 106,802 $ 79,837 $ 80,471 $ 86,362 $ 91,943
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
TempFund
Private Client
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0017 0.0190 0.0136 0.0050 0.0000
(a)
Net realized and unrealized gain (loss) .............
(0.0001) 0.0033 (0.0001) (0.0007) 0.0001 0.0004
Net increase from investment operations ..............
(0.0001) 0.0050 0.0189 0.0129 0.0051 0.0004
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0047) (0.0187) (0.0128) (0.0050) (0.0000)
(c)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
— — (0.0002)
Total distributions .............................
(0.0001) (0.0048) (0.0187) (0.0128) (0.0050) (0.0002)
Net asset value, end of period ....................
$ 1.000 6 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Total Return
(d)
(0.01)% 0.50% 1.90% 1.29% 0.52% —
Based on net asset value ........................
(0.01)%
(e)
0.50%
(f)
1.90% 1.29% 0.52% 0.04%
Ratios to Average Net Assets
Total expenses ...............................
1.08%
(g)
1.08% 1.07% 1.07% 1.07% 1.04%
Total expenses after fees waived and/or reimbursed ......
0.23%
(g)
0.59% 0.68% 0.68% 0.68% 0.53%
Net investment income .........................
0.00%
(g)
0.17% 1.90% 1.36% 0.49% 0.00%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,009 $ 1,043 $ 1,165 $ 2,042 $ 1,295 $ 1,649
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0057 0.0215 0.0151 0.0063 0.0017
Net realized gain (loss) ........................
0.0001 0.0005 0.0001 0.0002 (0.0001) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0062 0.0216 0.0153 0.0062 0.0017
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0061) (0.0216) (0.0153) (0.0062) (0.0017)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0062) (0.0216) (0.0153) (0.0062) (0.0017)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.62% 2.18% 1.54% 0.62% —
Based on net asset value ........................
0.01%
(e)
0.62%
(f)
2.18% 1.54% 0.62% 0.17%
Ratios to Average Net Assets
Total expenses ...............................
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.20%
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.17% 0.17% 0.17% 0.17% 0.17%
Net investment income .........................
0.00%
(g)(h)
0.57% 2.15% 1.51% 0.63% 0.18%
Supplemental Data
Net assets, end of period (000) ....................
$ 109,205,490 $ 88,266,743 $ 65,112,830 $ 57,671,676 $ 53,092,342 $ 53,764,049
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0056 0.0206 0.0146 0.0061 0.0008
Net realized gain (loss) ........................
0.0001 (0.0002) 0.0000
(a)
(0.0003) (0.0009) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0054 0.0206 0.0143 0.0052 0.0008
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0053) (0.0206) (0.0143) (0.0052) (0.0008)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0054) (0.0206) (0.0143) (0.0052) (0.0008)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.53% 2.08% 1.43% 0.52% —
Based on net asset value ........................
0.01%
(e)
0.53%
(f)
2.08% 1.43% 0.52% 0.08%
Ratios to Average Net Assets
Total expenses ...............................
0.29%
(g)
0.29% 0.29% 0.29% 0.29% 0.30%
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.25% 0.27% 0.27% 0.27% 0.26%
Net investment income .........................
0.00%
(g)(h)
0.56% 2.08% 1.46% 0.61% 0.12%
Supplemental Data
Net assets, end of period (000) ....................
$ 550,179 $ 489,691 $ 733,783 $ 924,933 $ 685,250 $ 75,294
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Capital
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2020 2019
Net asset value, beginning of period ............................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income .....................................................
0.0000
(b)
0.0048 0.0212 0.0172
Net realized gain (loss) .....................................................
0.0001 0.0010 0.0000
(b)
(0.0027)
Net increase from investment operations ...........................................
0.0001 0.0058 0.0212 0.0145
Distributions
(c)
– – – –
From net investment income .................................................
(0.0000)
(d)
(0.0057) (0.0212) (0.0145)
From net realized gain ......................................................
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ..........................................................
(0.0001) (0.0058) (0.0212) (0.0145)
Net asset value, end of period .................................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.57% 2.14% 1.46%
Based on net asset value .....................................................
0.01%
(f)
0.57%
(g)
2.14% 1.46%
(f)
Ratios to Average Net Assets
Total expenses ............................................................
0.24%
(h)
0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ...................................
0.10%
(h)
0.21% 0.21% 0.21%
(h)
Net investment income ......................................................
0.00%
(h)( i )
0.48% 2.13% 1.76%
(h)
Supplemental Data
Net assets, end of period (000) .................................................
$ 23,121,029 $ 15,842,877 $ 10,347,984 $ 10,978,658
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
(i)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund
Cash Management
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0034 0.0164 0.0103 0.0015 0.0001
Net realized gain ............................
0.0001 0.0003 0.0003 0.0000
(a)
0.0003 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0037 0.0167 0.0103 0.0018 0.0001
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0036) (0.0167) (0.0103) (0.0018) (0.0001)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0037) (0.0167) (0.0103) (0.0018) (0.0001)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.37% 1.69% 1.03% 0.18% —
Based on net asset value ........................
0.01%
(e)
0.37%
(f)
1.69% 1.03% 0.18% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
0.69%
(g)
0.69% 0.69% 0.69% 0.69% 0.70%
Total expenses after fees waived and/or reimbursed ......
0.11%
(g)
0.41% 0.67% 0.67% 0.58% 0.32%
Net investment income .........................
0.00%
(g)(h)
0.34% 1.64% 1.03% 0.15% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 906,799 $ 1,009,514 $ 1,035,657 $ 600,314 $ 576,284 $ 1,133,743
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Cash Reserve
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0037 0.0176 0.0128 0.0027 0.0001
Net realized gain (loss) ........................
0.0001 0.0004 0.0000
(a)
(0.0015) (0.0002) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0041 0.0176 0.0113 0.0025 0.0001
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0040) (0.0176) (0.0113) (0.0025) (0.0001)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0041) (0.0176) (0.0113) (0.0025) (0.0001)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.40% 1.78% 1.13% 0.25% —
Based on net asset value ........................
0.01%
(e)
0.40%
(f)
1.78% 1.13% 0.25% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
0.59%
(g)
0.59% 0.59% 0.59% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ......
0.08%
(g)
0.39% 0.57% 0.57% 0.55% 0.35%
Net investment income .........................
0.00%
(g)(h)
0.37% 1.78% 1.28% 0.27% 0.02%
Supplemental Data
Net assets, end of period (000) ....................
$ 526,603 $ 56,822 $ 123,578 $ 239,734 $ 57,894 $ 68,784
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0044 0.0191 0.0123 0.0035 0.0001
Net realized gain ............................
0.0001 0.0003 0.0000
(a)
0.0004 0.0002 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0047 0.0191 0.0127 0.0037 0.0001
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0046) (0.0191) (0.0127) (0.0037) (0.0001)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0047) (0.0191) (0.0127) (0.0037) (0.0001)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.46% 1.93% 1.28% 0.38% —
Based on net asset value ........................
0.01%
(e)
0.46%
(f)
1.93% 1.28% 0.38% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
0.44%
(g)
0.44% 0.44% 0.44% 0.44% 0.45%
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.32% 0.42% 0.42% 0.42% 0.34%
Net investment income .........................
0.00%
(g)(h)
0.44% 1.92% 1.23% 0.35% 0.02%
Supplemental Data
Net assets, end of period (000) ....................
$ 888,879 $ 670,205 $ 794,485 $ 1,230,374 $ 2,927,646 $ 3,807,290
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Premier
Six Months Ended
04/30/21
(unaudited)
Year Ended
10/31/2020
Period from
07/26/19
(a)
to 10/31/19
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.0000
(b)
0.0060 0.0050
Net realized gain ........................................................................
0.0001 0.0002 0.0000
(b)
Net increase from investment operations ..........................................................
0.0001 0.0062 0.0050
Distributions
(c)
– – –
From net investment income ................................................................
(0.0000)
(d)
(0.0061) (0.0050)
From net realized gain .....................................................................
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .........................................................................
(0.0001) (0.0062) (0.0050)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.61% 0.50%
Based on net asset value ....................................................................
0.01%
(f)
0.61%
(g)
0.50%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.18%
(h)
0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.07%
(h)
0.17% 0.17%
(h)
Net investment income .....................................................................
0.01%
(h)
0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 17,537 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
T-Fund
Select
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0011 0.0133 0.0051 0.0002 0.0001
Net realized gain ............................
0.0001 0.0014 0.0000
(a)
0.0019 0.0000
(a)
0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0025 0.0133 0.0070 0.0002 0.0001
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0024) (0.0133) (0.0070) (0.0002) (0.0001)
From net realized gain .........................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0025) (0.0133) (0.0070) (0.0002) (0.0001)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.24% 1.34% 0.70% 0.02% —
Based on net asset value ........................
0.01%
(e)
0.24%
(f)
1.34% 0.70% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
1.04%
(g)
1.04% 1.04% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed ......
0.09%
(g)
0.41% 1.00% 1.00% 0.75% 0.31%
Net investment income .........................
0.01%
(g)
0.11% 1.37% 0.51% 0.02% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 91,694 $ 30,444 $ 14,769 $ 19,710 $ 75,759 $ 83,975
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0048 0.0212 0.0153 0.0060 0.0013
Net realized gain (loss) ........................
0.0001 0.0015 0.0000
(a)
(0.0002) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0063 0.0212 0.0151 0.0060 0.0013
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0062) (0.0212) (0.0151) (0.0060) (0.0013)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0063) (0.0212) (0.0151) (0.0060) (0.0013)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1. 00 $ 1. 00 $ 1. 00 $ 1.0 0
Total Return
(d)
0.01% 0.63% 2.14% 1.52% 0.60% —
Based on net asset value ........................
0.01%
(e)
0.63% 2.14% 1.52% 0.60% 0.13%
Ratios to Average Net Assets
Total expenses ...............................
0.19%
(f)
0.19% 0.20% 0.20% 0.20% 0.21%
Total expenses after fees waived and/or reimbursed ......
0.09%
(f)
0.17% 0.17% 0.17% 0.17% 0.17%
Net investment income .........................
0.00%
(f)(g)
0.48% 2.12% 1.53% 0.60% 0.14%
Supplemental Data
Net assets, end of period (000) ....................
$ 99,056,679 $ 56,400,526 $ 38,728,217 $ 30,530,122 $ 24,157,325 $ 20,911,540
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1. 00 $ 1.0 0 $ 1.0 0 $ 1. 00 $ 1. 00 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0058 0.0203 0.0136 0.0052 0.0005
Net realized gain (loss) ........................
0.0001 (0.0002) 0.0000
(a)
0.0005 (0.0002) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0056 0.0203 0.0141 0.0050 0.0005
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0055) (0.0203) (0.0141) (0.0050) (0.0005)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0056) (0.0203) (0.0141) (0.0050) (0.0005)
Net asset value, end of period ....................
$ 1. 00 $ 1.0 0 $ 1. 00 $ 1. 00 $ 1. 00 $ 1.0 0
Total Return
(d)
0.01% 0.56% 2.05% 1.42% 0.50% —
Based on net asset value ........................
0.01%
(e)
0.56% 2.05% 1.42% 0.50% 0.05%
Ratios to Average Net Assets
Total expenses ...............................
0.29%
(f)
0.29% 0.30% 0.30% 0.30% 0.31%
Total expenses after fees waived and/or reimbursed ......
0.10%
(f)
0.24% 0.26% 0.27% 0.27% 0.24%
Net investment income .........................
0.00%
(f)(g)
0.58% 2.03% 1.36% 0.52% 0.04%
Supplemental Data
Net assets, end of period (000) ....................
$ 473,377 $ 399,846 $ 465,703 $ 413,618 $ 638,815 $ 476,145
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Capital
Six Months Ended
04/30/21
(unaudited)
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period .........................................................................
$ 1. 00 $ 1. 00
Net investment income ..................................................................................
0.0000
(b)
0.0000
(b )
Net realized gain ......................................................................................
0.0001 0.0000
(b )
Net increase from investment operations ........................................................................
0.0001 0.0000
Distributions
(c)
From net investment income ..............................................................................
(0.0000)
(d )
—
From net realized gain ...................................................................................
(0.0001) —
Total distributions .......................................................................................
(0.0001) —
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(e)
0.01% —
Based on net asset value ..................................................................................
0.01%
(f)
0.00%
(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.24%
(g)
0.24%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.11%
(g)
0.17%
(g)
Net investment loss ......................................................................................
0.00%
(g)(h)
(0.03)%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 1,433 $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Cash Management
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1. 00 $ 1. 00 $ 1. 00 $ 1. 00 $ 1. 00
Net investment income ........................
0.0000
(a)
0.0034 0.0158 0.0098 0.0018 0.0002
Net realized gain (loss) ........................
0.0001 0.0003 0.0005 0.0003 (0.0002) 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0037 0.0163 0.0101 0.0016 0.0002
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0036) (0.0163) (0.0101) (0.0016) (0.0002)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0037) (0.0163) (0.0101) (0.0016) (0.0002)
Net asset value, end of period ....................
$ 1. 00 $ 1. 00 $ 1.0 0 $ 1. 00 $ 1. 00 $ 1.0 0
Total Return
(d)
0.01% 0.37% 1.64% 1.02% 0.16% —
Based on net asset value ........................
0.01%
(e)
0.37% 1.64% 1.02% 0.16% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
0.69%
(f)
0.69% 0.69% 0.70% 0.70% 0.71%
Total expenses after fees waived and/or reimbursed ......
0.10%
(f)
0.41% 0.67% 0.67% 0.63% 0.29%
Net investment income .........................
0.00%
(f)(g)
0.34% 1.58% 0.98% 0.18% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 51,514 $ 53,101 $ 36,492 $ 13,843 $ 21,110 $ 16,561
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Cash Reserve
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31, Period from
12/16/15
(a)
to 10/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1. 00 $ 1. 00 $ 1.0 0 $ 1.0 0 $ 1. 00 $ 1. 00
Net investment income ........................
0.0000
(b)
0.0040 0.0172 0.0124 0.0019 0.0001
Net realized gain (loss) ........................
0.0001 0.0001 0.0000
(b)
(0.0013) 0.0003 0.0000
(b)
Net increase from investment operations ..............
0.0001 0.0041 0.0172 0.0111 0.0022 0.0001
Distributions
(c)
– – – – – –
From net investment income ....................
(0.0000)
(d)
(0.0040) (0.0172) (0.0111) (0.0022) (0.0001)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(d)
(0.0000)
(d)
(0.0000)
(d)
Total distributions .............................
(0.0001) (0.0041) (0.0172) (0.0111) (0.0022) (0.0001)
Net asset value, end of period ....................
$ 1. 00 $ 1.0 0 $ 1. 00 $ 1. 00 $ 1.0 0 $ 1. 00
Total Return
(e)
0.01% 0.41% 1.74% 1.12% 0.22% —
Based on net asset value ........................
0.01%
(f)
0.41% 1.74% 1.12% 0.22% 0.01%
(f)
Ratios to Average Net Assets
Total expenses ...............................
0.59%
(g)
0.59% 0.60% 0.60% 0.60% 0.61%
(g)
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.39% 0.57% 0.57% 0.52% 0.29%
(g)
Net investment income .........................
0.00%
(g)(h)
0.40% 1.73% 1.24% 0.19% 0.01%
(g)
Supplemental Data
Net assets, end of period (000) ....................
$ 104,279 $ 102,984 $ 74,034 $ 8,044 $ 1,002 $ 3,635
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Annualized.
(h)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0046 0.0194 0.0127 0.0035 0.0002
Net realized gain (loss) ........................
0.0001 0.0003 0.0002 (0.0001) 0.0000
(a)
0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0049 0.0196 0.0126 0.0035 0.0002
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0048) (0.0196) (0.0126) (0.0035) (0.0002)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0049) (0.0196) (0.0126) (0.0035) (0.0002)
Net asset value, end of period ....................
$ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.49% 1.98% 1.27% 0.35% —
Based on net asset value ........................
0.01%
(e)
0.49% 1.98% 1.27% 0.35% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
0.44%
(f)
0.44% 0.44% 0.45% 0.45% 0.46%
Total expenses after fees waived and/or reimbursed ......
0.10%
(f)
0.30% 0.40% 0.42% 0.42% 0.28%
Net investment income .........................
0.00%
(f)(g)
0.46% 1.94% 1.27% 0.35% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 995,031 $ 939,241 $ 977,335 $ 482,014 $ 483,138 $ 420,095
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Select
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1. 00 $ 1. 00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0016 0.0129 0.0067 0.0001 0.0002
Net realized gain ............................
0.0001 0.0008 0.0001 0.0001 0.0001 0.0000
(a)
Net increase from investment operations ..............
0.0001 0.0024 0.0130 0.0068 0.0002 0.0002
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0023) (0.0130) (0.0068) (0.0002) (0.0002)
From net realized gain .........................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions .............................
(0.0001) (0.0024) (0.0130) (0.0068) (0.0002) (0.0002)
Net asset value, end of period ....................
$ 1.0 0 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.24% 1.30% 0.68% 0.02% —
Based on net asset value ........................
0.01%
(e)
0.24% 1.30% 0.68% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
1.04%
(f)
1.04% 1.05% 1.05% 1.05% 1.06%
Total expenses after fees waived and/or reimbursed ......
0.09%
(f)
0.45% 1.00% 1.00% 0.68% 0.31%
Net investment income .........................
0.00%
(f)(g)
0.16% 1.29% 0.67% 0.01% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 561,769 $ 103,647 $ 38,265 $ 39,675 $ 38,309 $ 79,910
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.
(g)
Amount is less than 0.005%.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniCash
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001 $ 1.00
Net investment income ........................
0.0000
(a)
0.0051 0.0137 0.0112 0.0060 0.0019
Net realized and unrealized gain .................
0.0001 0.0004 0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0013
Net increase from investment operations ..............
0.0001 0.0055 0.0137 0.0112 0.0060 0.0032
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0055) (0.0137) (0.0112) (0.0058) (0.0019)
From net realized gain .........................
— — (0.0000)
(c)
(0.0002) — (0.0000)
(c)
From return of capital .........................
— — — — — (0.0012)
Total distributions .............................
(0.0000) (0.0055) (0.0137) (0.0114) (0.0058) (0.0031)
Net asset value, end of period ....................
$ 1.0002 $ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Total Return
(d)
0.01% 0.55% 1.38% 1.13% 0.60% —
Based on net asset value ........................
0.01%
(e)
0.55% 1.38% 1.13%
(f)
0.60% 0.33%
Ratios to Average Net Assets
Total expenses ...............................
0.26%
(g)
0.26% 0.28% 0.29% 0.31% 0.38%
(h)
Total expenses after fees waived and/or reimbursed ......
0.10%
(g)
0.19% 0.20% 0.20% 0.20% 0.18%
Net investment income .........................
0.01%
(g)
0.51% 1.36% 1.12% 0.60% 0.25%
Supplemental Data
Net assets, end of period (000) ....................
$ 5,657,668 $ 5,160,531 $ 5,182,923 $ 3,992,552 $ 4,096,900 $ 2,139,820
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses for the Institutional class would have been 0.38%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniCash
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001 $ 1.00
Net investment income ........................
0.0000
(a)
0.0040 0.0123 0.0087 0.0033 0.0006
Net realized and unrealized gain .................
0.0000
(a)
0.0002 0.0000
(a)
0.0000
(a)
0.0002 0.0013
Net increase from investment operations ..............
0.0000 0.0042 0.0123 0.0087 0.0035 0.0019
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0042) (0.0123) (0.0087) (0.0033) (0.0006)
From net realized gain .........................
— — (0.0000)
(c)
(0.0002) — (0.0000)
(c)
From return of capital .........................
— — — — — (0.0012)
Total distributions .............................
(0.0000) (0.0042) (0.0123) (0.0089) (0.0033) (0.0018)
Net asset value, end of period ....................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Total Return
(d)
— 0.42% 1.23% 0.88% 0.35% —
Based on net asset value ........................
0.00%
(e),(f)
0.42% 1.23% 0.88%
(g)
0.35% 0.19%
Ratios to Average Net Assets
Total expenses ...............................
0.51%
(h)
0.51% 0.53% 0.54% 0.56% 0.63%
( i )
Total expenses after fees waived and/or reimbursed ......
0.10%
(h)
0.31% 0.45% 0.45% 0.45% 0.30%
Net investment income .........................
0.01%
(h)
0.40% 1.22% 0.87% 0.33% 0.05%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,929 $ 3,176 $ 2,207 $ 1,893 $ 1,623 $ 1,802
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)
Annualized.
(i)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses for the Dollar class would have been 0.63%.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniFund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.00 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1. 00
Net investment income ........................
0.0000
(a)
0.0071 0.0142 0.0115 0.0060 0.0019
Net realized gain ...........................
— 0.0004 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ..............
0.0000 0.0075 0.0142 0.0115 0.0062 0.0020
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0056) (0.0142) (0.0115) (0.0060) (0.0019)
From net realized gain .........................
— (0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .........................
— (0.0018) — — — —
Total distributions .............................
(0.0000) (0.0075) (0.0142) (0.0115) (0.0062) (0.0020)
Net asset value, end of period ....................
$ 1. 0 0 $ 1.0 0 $ 1.00 $ 1.00 $ 1.0 0 $ 1.0 0
Total Return
(d)
— 0.75% 1.43% 1.16% — —
Based on net asset value ........................
0.00%
(e)(f)
0.75% 1.43% 1.16% 0.62% 0.20%
Ratios to Average Net Assets
Total expenses ...............................
0.75%
(g)
0.57% 0.50% 0.55% 0.45% 0.37%
Total expenses after fees waived and/or reimbursed ......
0.07%
(g)
0.19% 0.20% 0.20% 0.20% 0.11%
Net investment income .........................
0.01%
(g)
0.71% 1.42% 1.15% 0.60% 0.10%
Supplemental Data
Net assets, end of period (000) ....................
$ 62,540 $ 68,295 $ 194,629 $ 191,172 $ 146,316 $ 141,458
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniFund
Administration
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0051 0.0133 0.0104 0.0049 0.0013
Net realized gain ...........................
— 0.0017 0.0000
(a)
0.0001 0.0003 0.0001
Net increase from investment operations ..............
0.0000 0.0068 0.0133 0.0105 0.0052 0.0014
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0049) (0.0133) (0.0105) (0.0050) (0.0013)
From net realized gain .........................
— (0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .........................
— (0.0018) — — — —
Total distributions .............................
(0.0000) (0.0068) (0.0133) (0.0105) (0.0052) (0.0014)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.00 $ 1.0 0
Total Return
(d)
— 0.68% 1.34% 1.06% 0.52% —
Based on net asset value ........................
0.00%
(e)(f)
0.68% 1.34% 1.06% 0.52% 0.14%
Ratios to Average Net Assets
Total expenses ...............................
0.85%
(g)
0.69% 0.60% 0.65% 0.55% 0.46%
Total expenses after fees waived and/or reimbursed ......
0.07%
(g)
0.25% 0.30% 0.30% 0.30% 0.15%
Net investment income .........................
0.01%
(g)
0.51% 1.33% 1.04% 0.49% 0.05%
Supplemental Data
Net assets, end of period (000) ....................
$ 154 $ 156 $ 15,487 $ 16,537 $ 18,653 $ 21,554
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniFund
Dollar
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1. 00 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1. 00
Net investment income ........................
0.0000
(a)
0.0042 0.0117 0.0090 0.0035 0.0006
Net realized gain ...........................
— 0.0019 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ..............
0.0000 0.0061 0.0117 0.0090 0.0037 0.0007
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0042) (0.0117) (0.0090) (0.0035) (0.0006)
From net realized gain .........................
— (0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .........................
— (0.0018) — — — —
Total distributions .............................
(0.0000) (0.0061) (0.0117) (0.0090) (0.0037) (0.0007)
Net asset value, end of period ....................
$ 1. 00 $ 1.0 0 $ 1. 00 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
— 0.61% 1.18% 0.91% — —
Based on net asset value ........................
0.00%
(e)(f)
0.61% 1.18% 0.91% 0.36% 0.07%
Ratios to Average Net Assets
Total expenses ...............................
1.00%
(g)
0.84% 0.75% 0.80% 0.70% 0.63%
Total expenses after fees waived and/or reimbursed ......
0.07%
(g)
0.32% 0.45% 0.45% 0.45% 0.22%
Net investment income .........................
0.01%
(g)
0.41% 1.17% 0.90% 0.35% 0.03%
Supplemental Data
Net assets, end of period (000) ....................
$ 6,203 $ 4,988 $ 4,678 $ 4,462 $ 4,592 $ 5,724
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniFund
Private Client
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0031 0.0094 0.0067 0.0013 0.0002
Net realized gain ...........................
— 0.0019 0.0000
(a)
0.0000
(a)
0.0002 0.0001
Net increase from investment operations ..............
0.0000 0.0050 0.0094 0.0067 0.0015 0.0003
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0031) (0.0094) (0.0067) (0.0013) (0.0002)
From net realized gain .........................
— (0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .........................
— (0.0018) — — — —
Total distributions .............................
(0.0000) (0.0050) (0.0094) (0.0067) (0.0015) (0.0003)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1 .0 0
Total Return
(d)
— 0.50% 0.94% 0.68% — —
Based on net asset value ........................
0.00%
(e)(f)
0.50% 0.94% 0.68% 0.14% 0.03%
Ratios to Average Net Assets
Total expenses ...............................
1.60%
(g)
1.44% 1.35% 1.40% 1.30% 1.22%
Total expenses after fees waived and/or reimbursed ......
0.07%
(g)
0.43% 0.68% 0.68% 0.67% 0.25%
Net investment income .........................
0.01%
(g)
0.31% 0.94% 0.67% 0.13% 0.02%
Supplemental Data
Net assets, end of period (000) ....................
$ 292 $ 292 $ 291 $ 319 $ 330 $ 350
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
MuniFund
Select
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1. 00
Net investment income ........................
0.0000
(a)
0.0017 0.0063 0.0034 0.0000
(a)
0.0001
Net realized gain ...........................
— 0.0019 0.0000
(a)
0.0001 0.0002 0.0001
Net increase from investment operations ..............
0.0000 0.0036 0.0063 0.0035 0.0002 0.0002
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0017) (0.0063) (0.0035) (0.0000)
(c)
(0.0001)
From net realized gain .........................
— (0.0001) — (0.0000)
(c)
(0.0002) (0.0001)
From return of capital .........................
— (0.0018) — — — —
Total distributions .............................
(0.0000) (0.0036) (0.0063) (0.0035) (0.0002) (0.0002)
Net asset value, end of period ....................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
— 0.36% 0.63% 0.36% 0.02% —
Based on net asset value ........................
0.00%
(e)(f)
0.36% 0.63% 0.36% 0.02% 0.02%
Ratios to Average Net Assets
Total expenses ...............................
1.60%
(g)
1.44% 1.34% 1.40% 1.30% 1.22%
Total expenses after fees waived and/or reimbursed ......
0.07%
(g)
0.57% 1.00% 1.00% 0.79% 0.24%
Net investment income .........................
0.01%
(g)
0.16% 0.64% 0.34% 0.00% 0.01%
Supplemental Data
Net assets, end of period (000) ....................
$ 2,532 $ 1,937 $ 2,181 $ 2,662 $ 2,833 $ 3,863
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
California Money Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0000 $ 1.0002 $ 1.0002 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0051 0.0107 0.0101 0.0053 0.0019
Net realized and unrealized gain (loss) .............
0.0006 (0.0007) 0.0001 0.0002 0.0012 0.0000
(a)
Net increase from investment operations ..............
0.0006 0.0044 0.0108 0.0103 0.0065 0.0019
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0046) (0.0108) (0.0101) (0.0054) (0.0019)
From net realized gain .........................
(0.0000)
(c)
— — — (0.0011) —
Total distributions .............................
(0.0000) (0.0046) (0.0108) (0.0101) (0.0065) (0.0019)
Net asset value, end of period ....................
$ 1.0006 $ 1.0000 $ 1.0002 $ 1.0002 $ 1.00 $ 1.00
Total Return
(d)
0.07% 0.44% 1.09% 1.03% 0.65% —
Based on net asset value ........................
0.07%
(e)
0.44% 1.09% 1.03% 0.65% 0.19%
Ratios to Average Net Assets
Total expenses ...............................
0.46%
(f)
0.45% 0.47% 0.70% 0.74% 0.47%
Total expenses after fees waived and/or reimbursed ......
0.06%
(f)
0.18% 0.20% 0.20% 0.20% 0.12%
Net investment income .........................
0.01%
(f)
0.51% 1.07% 1.01% 0.53% 0.12%
Supplemental Data
Net assets, end of period (000) ....................
$ 174,206 $ 153,630 $ 397,288 $ 169,293 $ 30,459 $ 41,192
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
New York Money Fund
Institutional
Six Months Ended
04/30/21
(unaudited)
Year Ended October 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 1.0000 $ 1.0000 $ 1.0000 $ 1. 00 $ 1.0 0 $ 1.0 0
Net investment income ........................
0.0000
(a)
0.0062 0.0129 0.0113 0.0056 0.0019
Net realized and unrealized gain (loss) .............
0.0000
(a)
(0.0008) 0.0003 (0.0002) 0.0013 0.0015
Net increase from investment operations ..............
0.0000 0.0054 0.0132 0.0111 0.0069 0.0034
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0054) (0.0132) (0.0111) (0.0056) (0.0019)
From net realized gain .........................
— — — — — (0.0003)
From return of capital .........................
— — — — (0.0013) (0.0012)
Total distributions .............................
(0.0000) (0.0054) (0.0132) (0.0111) (0.0069) (0.0034)
Net asset value, end of period ....................
$ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.0 0 $ 1.0 0
Total Return
(d)
— 0.54% 1.33% 1.12% 0.69% —
Based on net asset value ........................
0.00%
(e) (f)
0.54% 1.33% 1.12% 0.69% 0.34%
Ratios to Average Net Assets
Total expenses ...............................
0.53%
(g)
0.46% 0.56% 1.35% 1.00% 0.58%
Total expenses after fees waived and/or reimbursed ......
0.08%
(g)
0.18% 0.20% 0.20% 0.20% 0.14%
Net investment income .........................
0.01%
(g)
0.62% 1.29% 1.13% 0.56% 0.10%
Supplemental Data
Net assets, end of period (000) ....................
$ 123,246 $ 149,946 $ 243,502 $ 46,066 $ 16,908 $ 17,838
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares:
Institutional Shares and Capital Shares. Federal Trust Fund, FedFund, TempFund, T-Fund, Treasury Trust Fund and MuniFund also offer Administration Shares. Federal Trust
Fund, FedFund, TempFund, T-Fund and Treasury Trust Fund also offer Cash Management Shares and Cash Reserve Shares. Federal Trust Fund, FedFund, TempCash,
TempFund, T-Fund, Treasury Trust Fund, MuniCash and MuniFund also offer Dollar Shares. FedFund, TempCash and T-Fund also offer Premier Shares. Federal Trust
Fund, FedFund, Treasury Trust Fund, MuniCash and MuniFund also offer Private Client Shares. Federal Trust Fund, FedFund, TempCash, T-Fund, Treasury Trust Fund,
MuniCash and MuniFund also offer Select Shares. FedFund also offers Mischler Financial Group Shares. TempFund, T-Fund, MuniFund, California Money Fund and New
York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. TempFund do not offers Premier Shares. For the six months ended April 30, 2021, no Plus Shares or Cash Plus Shares were outstanding. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets.
MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board")
is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each of TempCash, TempFund, MuniCash,
MuniFund, California Money Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, MuniFund,
California Money Fund or New York Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Effective February 26, 2021, TempCash, MuniCash, California Money Fund and New York Money Fund will no longer accept purchase orders for Administration Shares.
TempCash, MuniCash, MuniFund, California Money Fund and New York Money Fund will no longer accept purchase orders for Cash Management Shares and Cash Reserve
Shares. California Money Fund and New York Money Fund will no longer accept purchase orders for Dollar Shares. Federal Trust Fund, Treasury Trust Fund, MuniCash,
MuniFund, California Money Fund and New York Money Fund will no longer accept purchase orders for Premier Shares. T-Fund, California Money Fund and New York
Money Fund will no longer accept purchase orders for Private Client Shares. TempFund, California Money Fund and New York Money Fund will no longer accept purchase orders for Select Shares.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual
Fund Name
Diversification
Classification
Federal Trust Fund ....................................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
MuniFund ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, MuniFund, California Money Fund or New
York Money Fund Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund):  The investments of TempCash, TempFund,
MuniCash, MuniFund, California Money Fund and New York Money Fund are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global
Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund):  U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
Calculation B
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 Billion
(a)
.175% of the first $1 Billion
(b)
.150% of the next $1 Billion
(a)
.150% of the next $1 Billion
(b)
.125% of the next $1 Billion
(a)
.125% of the next $1 Billion
(b)
.100% of the next $1 Billion
(a)
.100% of amounts in excess of $3 Billion
(b)
.095% of the next $1 Billion
(a)
.090% of the next $1 Billion
(a)
.085% of the next $1 Billion
(a)
.080% of amounts in excess of $7 Billion
(a)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement, effective February 26, 2021, with BlackRock International Limited (“BIL”)
(the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital, Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the six months ended April 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
TempCash, MuniCash and MuniFund
Management Fees ..........................................................
.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion
TempFund
Management Fees ..........................................................
.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fees ..........................................................
.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion
Service
Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ..................... $ 43,123 $ — $ 26,617 $ 603 $ 25,658 $ — $ — $ 96,001
FedFund ........................... 1,531,895 3,547,592 1,102,160 12,211,118 3,892,342 1,064 2,857,084 25,143,255
TempCash .......................... — — — — 22 — — 22
TempFund .......................... 4,952 576 1,409,47 9 13,584 131,753 4,274 — 1,564,61 8
T-Fund ............................. 242,587 4,748,753 2,441,007 800,045 1,143,138 — 221,031 9,596,561
Treasury Trust Fund .................... 233,765 216 133,884 221,803 1,303,911 — 1,773,892 3,667,471
MuniCash ........................... — — — — 3,661 — — 3,661
MuniFund ........................... 76 — — — 7,075 1,22 9 8,561 16,94 1

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2021, the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and
New York Money Fund.  Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February, 28 , 2022, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the
Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended April 30, 2021, the amounts waived were as follows:
The Manager has also voluntarily agreed to waive and/or reimburse a portion of its investment advisory fees to enable the Funds to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended April 30, 2021, amounts waived and/or reimbursed were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2022 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the six months ended April 30, 2021, the amounts waived and/or reimbursed were as follows:
Federal Trust Fund .......................................................................................................... $ 1,337,775
FedFund ................................................................................................................ 12,994,090
TempCash ............................................................................................................... 2,574,682
TempFund ............................................................................................................... 2,517,415
T-Fund .................................................................................................................. 9,581,069
Treasury Trust Fund ......................................................................................................... 5,671,388
MuniCash ................................................................................................................ 1,812,028
MuniFund ................................................................................................................ 222,684
California Money Fund ....................................................................................................... 315,013
New York Money Fund ....................................................................................................... 239,873
Federal Trust Fund .......................................................................................................... $ 1,517,222
Fed Fund ................................................................................................................ 49,910,9 6 3
TempCash ............................................................................................................... 148,764
TempFund ............................................................................................................... 149,96 4
T-Fund .................................................................................................................. 39,226,917
Treasury Trust Fund ......................................................................................................... 26,583,161
MuniCash ................................................................................................................ 3,093,742
MuniFund ................................................................................................................ 51,938
California Money Fund ....................................................................................................... 16 5, 2 1 5
New York Money Fund ....................................................................................................... 86 , 256
Service and Distribution Fees Waived Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ................................ $ 603 $ — $ — $ — $ 603
FedFund ...................................... — — 427 67,208 67,635
TempFund ..................................... 442 253 1,760 — 2,455
T-Fund ........................................ — — — 5,200 5,200
Treasury Trust Fund ............................... — 5,377 — 41,718 47,095
MuniFund ...................................... — — 535 503 1,038

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees, and/or reimburse operating expenses to enable the
Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time.
For the six months ended April 30, 2021, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to  borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Service and Distribution Fees Waived Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
Federal Trust Fund ............... $ 43,123 $ — $ 26,617 $ — $ 25,658 $ — $ — $ 95,398
FedFund ..................... 1,531,895 3,547,592 1,102,160 12,211,118 3,892,342 637 2,789,876 25,075,620
TempCash .................... — — — — 17 — — 17
TempFund .................... 2,990 106 1,268,591 11,504 110,402 2,263 — 1,395,856
T-Fund ....................... 240,908 4,691,223 2,437,292 799,840 1,140,406 — 215,714 9,525,383
Treasury Trust Fund .............. 233,765 216 133,884 221,803 1,298,534 — 1,732,174 3,620,376
MuniCash ..................... — — — — 3,661 — — 3,661
MuniFund ..................... 76 — — — 7,075 694 8,058 15,903
Purchases  Sales
Net Realized Gain
(Loss)
TempCash ....................................................................... $ 5,600,441 $ — $ —
MuniCash ........................................................................ 1 , 278 , 985 ,101 353 , 538 ,653 —
MuniFund ........................................................................ 11,680,226 35,485,664 —
California Money Fund ............................................................... 132,465,866 214,370,028 —
New York Money Fund ............................................................... 25,350,286 98,118,080 —
Non-expiring
Capital Loss
Carryforwards
TempCash ...........................................................................................................
$ 1,225,712
TempFund ...........................................................................................................
815,103
MuniCash ............................................................................................................
8,921

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
 PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Transactions in capital shares for each class were as follows:
d
Six Months Ended
04/30/21
Year Ended
10/31/20
Federal Trust Fund
Institutional
Shares sold 11,897,117,885 21,076,697,710
Shares issued in reinvestment of distributions ........................................................ 186,573 5,110,658
Shares redeemed
(12,523,183,664) (20,036,629,208)
        Net increase (decrease)
(625,879,206) 1,045,179,160
Administration
Shares sold 42,135,374 129,237,814
Shares issued in reinvestment of distributions ........................................................ 8,683 468,577
Shares redeemed
(37,844,787) (131,764,321)
        Net increase (decrease)
4,299,270 (2,057,930)
Cash Management
Shares sold 2,346,468 26,815,218
Shares issued in reinvestment of distributions ........................................................ 5 3
Shares redeemed
(746,202) (27,845,973)
        Net increase (decrease)
1,600,271 (1,030,752)
Cash Reserve
Shares sold 1,489 40,756
Shares issued in reinvestment of distributions ........................................................ 31 1,904
Shares redeemed
(412,920) (138)
        Net increase (decrease)
(411,400) 42,522
Dollar
Shares sold 22,980,901 56,638,126
Shares issued in reinvestment of distributions ........................................................ 1,353 9,843
Shares redeemed
(39,651,337) (36,956,122)
        Net increase (decrease)
(16,669,083) 19,691,847
Premier
Shares redeemed
(36,500)
(a)
—
        Net decrease
(36,500) —
Total Net Increase (Decrease)
(637,096,648) 1,061,824,847
FedFund
Institutional
Shares sold 690,220,193,838 1,130,219,642,439
Shares issued in reinvestment of distributions ........................................................ 7,938,873 289,706,012
Shares redeemed
(670,937,684,749) (1,082,540,565,006)
        Net increase
19,290,447,962 47,968,783,445
Administration
Shares sold 3,540,187,648 8,606,564,742
Shares issued in reinvestment of distributions ........................................................ 31,805 1,968,351
Shares redeemed
(3,293,043,753) (8,501,448,442)
        Net increase
247,175,700 107,084,651
Capital
Shares sold 14,569,209,017 16,299,159,211
Shares issued in reinvestment of distributions ........................................................ 2,056,739 49,232,126
Shares redeemed
(6,462,149,383) (13,180,787,391)
        Net increase
8,109,116,373 3,167,603,946
Cash Management
Shares sold 404,337,436 836,111,050
Shares issued in reinvestment of distributions ........................................................ 41,354 1,030,206
Shares redeemed
(293,244,275) (773,865,367)
        Net increase
111,134,515 63,275,889
Cash Reserve
Shares sold 32,986,111,496 48,735,245,740
Shares issued in reinvestment of distributions ........................................................ 108,669 14
Shares redeemed
(32,360,998,015) (48,562,796,439)
        Net increase
625,222,150 172,449,315

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
04/30/21
Year Ended
10/31/20
Dollar
Shares sold 6,112,860,476 11,131,375,296
Shares issued in reinvestment of distributions ........................................................ 51,162 1,088,813
Shares redeemed
(6,160,718,881) (10,447,866,469)
        Net increase (decrease)
(47,807,243) 684,597,640
Premier
Shares sold 11,858,065 —
Shares issued in reinvestment of distributions ........................................................ 616 —
Shares redeemed
(1,451,606) —
        Net increase
10,407,075 —
Private Client
Shares sold 9 48,953
Shares issued in reinvestment of distributions ........................................................ 36 950
Shares redeemed
(27) (27,273)
        Net increase
18 22,630
Select
Shares sold 1,130,264,378 1,032,175,203
Shares issued in reinvestment of distributions ........................................................ 93,334 638,188
Shares redeemed
(758,491,951) (987,245,412)
        Net increase
371,865,761 45,567,979
Mischler Financial Group Shares
(b)
Shares sold 50,052,000 —
Shares issued in reinvestment of distributions ........................................................ 5 —
        Net increase
50,052,005 —
Total Net Increase
28,767,614,316 52,209,385,495
T-Fund
Institutional
Shares sold 489,804,215,172 744,918,222,101
Shares issued in reinvestment of distributions ........................................................ 3,601,503 124,819,487
Shares redeemed
(468,859,998,799) (721,894,332,156)
        Net increase
20,947,817,876 23,148,709,432
Administration
Shares sold 298,684,071 500,364,405
Shares issued in reinvestment of distributions ........................................................ 808 45,935
Shares redeemed
(238,146,306) (744,508,236)
        Net increase (decrease)
60,538,573 (244,097,896)
Capital
Shares sold 22,333,117,084 23,188,450,714
Shares issued in reinvestment of distributions ........................................................ 2,311,777 58,140,198
Shares redeemed
(15,055,652,077) (17,752,714,576)
        Net increase
7,279,776,784 5,493,876,336
Cash Management
Shares sold 1,739,117,596 3,118,108,344
Shares issued in reinvestment of distributions ........................................................ 81,343 2,319,312
Shares redeemed
(1,841,810,003) (3,146,612,028)
        Net decrease
(102,611,064) (26,184,372)
Cash Reserve
Shares sold 3,803,633,747 2,265,489,884
Shares issued in reinvestment of distributions ........................................................ 39,018 193,103
Shares redeemed
(3,333,886,460) (2,332,436,703)
        Net increase (decrease)
469,786,305 (66,753,716)
Dollar
Shares sold 3,396,941,162 6,544,536,834
Shares issued in reinvestment of distributions ........................................................ 45,839 1,347,383
Shares redeemed
(3,178,243,727) (6,670,185,748)
        Net increase (decrease)
218,743,274 (124,301,531)
Premier
Shares sold 23,629,760 —
Shares issued in reinvestment of distributions ........................................................ 864 —
Shares redeemed
(6,130,172) —
        Net increase
17,500,452 —

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

d
Six Months Ended
04/30/21
Year Ended
10/31/20
Select
Shares sold 142,636,500 138,864,129
Shares issued in reinvestment of distributions ........................................................ 6,304 36,791
Shares redeemed
(81,389,776) (123,228,363)
        Net increase
61,253,028 15,672,557
Total Net Increase
28,952,805,228 28,196,920,810
Treasury Trust Fund
Institutional
Shares sold 119,817,406,092 189,405,855,943
Shares issued in reinvestment of distributions ........................................................ 2,006,120 56,945,929
Shares redeemed
(77,159,316,487) (171,791,186,105)
        Net increase
42,660,095,725 17,671,615,767
Administration
Shares sold 715,123,348 1,479,240,375
Shares issued in reinvestment of distributions ........................................................ 27,998 1,527,137
Shares redeemed
(641,592,596) (1,546,612,399)
        Net increase (decrease)
73,558,750 (65,844,887)
Capital
Shares sold 3,284,983 250,001
(c)
Shares issued in reinvestment of distributions ........................................................ 58 —
Shares redeemed
(2,102,095) —
        Net increase
1,182,946 250,001
Cash Management
Shares sold 42,791,257 134,302,699
Shares issued in reinvestment of distributions ........................................................ 324 11,613
Shares redeemed
(44,375,195) (117,705,993)
        Net increase (decrease)
(1,583,614) 16,608,319
Cash Reserve
Shares sold 258,526,046 603,230,416
Shares issued in reinvestment of distributions ........................................................ 137 58,687
Shares redeemed
(257,224,642) (574,340,084)
        Net increase
1,301,541 28,949,019
Dollar
Shares sold 1,686,990,20 2 5,007,927,072
Shares issued in reinvestment of distributions ........................................................ 7,849 580,592
Shares redeemed
(1,631,142,14 4 ) (5,046,584,988)
        Net increase (decrease)
55,855,907 (38,077,324)
Premier
Shares redeemed
(36,500)
(a)
—
        Net decrease
(36,500) —
Select
Shares sold 1,097,024,379 358,700,062
Shares issued in reinvestment of distributions ........................................................ 39,668 137,163
Shares redeemed
(638,934,628) (293,459,746)
        Net increase
458,129,419 65,377,479
Total Net Increase
43,248,504,174 17,678,878,374
MuniFund
Institutional
Shares sold 75,586,509 159,672,919
Shares issued in reinvestment of distributions ........................................................ 1,817 476,704
Shares redeemed
(81,343,143) (286,347,842)
        Net decrease
(5,754,817) (126,198,219)
Administration
Shares sold — 26,169,972
Shares issued in reinvestment of distributions ........................................................ — 79,039
Shares redeemed
(2,566) (41,566,587)
        Net decrease
(2,566) (15,317,576)
Dollar
Shares sold 1,798,792 2,571,886
Shares redeemed
(584,418) (2,259,927)
        Net increase
1,214,374 311,959

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
d
Six Months Ended
04/30/21
Year Ended
10/31/20
Premier
Shares redeemed
(36,500)
(a)
—
        Net decrease
(36,500) —
Private Client
Shares sold — 68
Shares issued in reinvestment of distributions ........................................................ 14 1,447
Shares redeemed
(160) (302)
        Net increase (decrease)
(146) 1,213
Select
Shares sold 7,441,074 13,690,420
Shares issued in reinvestment of distributions ........................................................ 100 7,268
Shares redeemed
(6,846,648) (13,941,139)
        Net increase (decrease)
594,526 (243,451)
Total Net Decrease
(3,985,129) (141,446,074)

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Six Months Ended
04/30/21
Year Ended
10/31/20
Shares Amount Shares Amount
TempCash
Institutional
Shares sold .............................................
4,260,501,426 $ 4,263,889,596 19,367,271,033 $ 19,384,322,931
Shares issued in reinvestment of distributions ........................
461,929 462,291 4,953,207 4,957,181
Shares redeemed .........................................
(7,455,850,444) (7,461,681,194) (18,773,353,580) (18,786,003,498)
        Net increase (decrease)
(3,194,887,089) $ (3,197,329,307) 598,870,660 $ 603,276,614
Dollar
Shares sold .............................................
— $ — 1 $ —
Shares issued in reinvestment of distributions ........................
1 1 112 112
        Net increase
1 $ 1 113 $ 112
Total Net Increase (Decrease)
(3,194,887,088) $ (3,197,329,306) 598,870,773 $ 603,276,726
TempFund
Institutional
Shares sold .............................................
21,517,144,425 $ 21,530,390,537 63,558,661,568 $ 63,603,396,011
Shares issued in reinvestment of distributions ........................
2,676,161 2,677,794 52,164,968 52,196,080
Shares redeemed .........................................
(24,414,250,902) (24,428,913,964) (63,294,006,472) (63,334,527,532)
        Net increase (decrease)
(2,894,430,316) $ (2,895,845,633) 316,820,064 $ 321,064,559
Administration
Shares sold .............................................
3,573,566 $ 3,575,879 158,009,523 $ 158,115,798
Shares issued in reinvestment of distributions ........................
1,472 1,474 171,186 171,309
Shares redeemed .........................................
(2,692,510) (2,694,234) (190,852,331) (191,013,635)
        Net increase (decrease)
882,528 $ 883,119 (32,671,622) $ (32,726,528)
Capital
Shares sold .............................................
499,773 $ 500,138 5,833,918
(d )
$ 5,839,215
(d )
Shares issued in reinvestment of distributions ........................
414 414 442
(d )
442
(d )
Shares redeemed .........................................
(1,995,106) (1,996,373) (2,614,040)
(d )
(2,616,295)
(d )
        Net increase (decrease)
(1,494,919) $ (1,495,821) 3,220,320 $ 3,223,362
Cash Management
Shares sold .............................................
96,254,177 $ 96,311,3 72 207,090,363 $ 207,228,502
Shares issued in reinvestment of distributions ........................
57,390 57,4 04 2,994,154 2,995,688
Shares redeemed .........................................
(106,085,816) (106,150,005) (258,592,747) (258,791,059)
        Net decrease
(9,774,249) $ (9,781,229) (48,508,230) $ (48,566,869)
Cash Reserve
Shares sold .............................................
10,424,180 $ 10,430,537 6,775,904 $ 6,780,743
Shares issued in reinvestment of distributions ........................
591 592 30,486 30,503
Shares redeemed .........................................
(6,305,908) (6,309,667) (5,560,790) (5,565,003)
        Net increase
4,118,863 $ 4,121,462 1,245,600 $ 1,246,243
Dollar
Shares sold .............................................
39,869,725 $ 39,893,889 113,538,773 $ 113,631,275
Shares issued in reinvestment of distributions ........................
11,752 11,759 505,136 505,429
Shares redeemed .........................................
(41,983,052) (42,008,667) (87,112,667) (87,171,880)
        Net increase (decrease)
(2,101,575) $ (2,103,019) 26,931,242 $ 26,964,824
Private Client
Shares sold .............................................
— $ — 31,607,652 $ 31,602,734
Shares issued in reinvestment of distributions ........................
94 94 12,653 12,661
Shares redeemed .........................................
(33,419) (33,445) (31,742,848) (31,772,528)
        Net decrease
(33,325) $ (33,351) (122,543) $ (157,133)
Total Net Increase (Decrease)
(2,902,832,993) $ (2,904,254,472) 266,914,831 $ 271,048,458
MuniCash
Institutional
Shares sold .............................................
19,437,981,790 $ 19,441,644,442 41,440,031,637 $ 41,446,367,361
Shares issued in reinvestment of distributions ........................
179,404 179,435 12,236,952 12,238,616
Shares redeemed .........................................
(18,941,292,982) (18,944,839,278) (41,474,660,028) (41,480,920,423)
        Net increase (decrease)
496,868,212 $ 496,984,599 (22,391,439) $ (22,314,446)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(a)
There were no Premier Shares outstanding for the period ended April 30, 2021.
(b)
Period January 22, 2021 (commencement of operations) to April 30, 2021 for Mischler Financial Group Shares.
(c)
Period October 22, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
(d)
Period July 07, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
As of April 30, 2021, BlackRock Financial Management, Inc., an affiliate of the Funds, owned 36,478 Premier Shares of TempCash.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
On May 11, 2021, the Board approved a proposal to close MuniFund to new investors and thereafter to liquidate the Fund. Accordingly, effective on May 17, 2021, the Fund will no longer accept purchase orders from new investors. On or about July 19, 2021, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Trust.
On May 11, 2021, the Board approved a change in the name of Federal Trust Fund, effective as of July 19, 2021, to BlackRock Liquid Federal Trust Fund.
d
Six Months Ended
04/30/21
Year Ended
10/31/20
Shares Amount Shares Amount
Dollar
Shares sold .............................................
1,152,150 $ 1,152,323 3,018,218 $ 3,018,731
Shares issued in reinvestment of distributions ........................
147 147 10,532 10,533
Shares redeemed .........................................
(1,399,427) (1,399,599) (2,060,196) (2,060,562)
        Net increase (decrease)
(247,130) $ (247,129) 968,554 $ 968,702
Premier
Shares sold .............................................
— $ — — $ —
Shares redeemed .........................................
(36,493)
(a)
(36,500)
(a)
— —
        Net decrease
(36,493) $ (36,500) — $ —
Total Net Increase (Decrease)
496,584,589 $ 496,700,970 (21,422,885) $ (21,345,744)
California Money Fund
Institutional
Shares sold .............................................
980,732,351 $ 981,011,344 3,336,333,399 $ 3,336,763,012
Shares issued in reinvestment of distributions ........................
13,264 13,267 1,291,015 1,291,144
Shares redeemed .........................................
(960,263,314) (960,611,642) (3,581,208,580) (3,581,717,421)
        Net increase (decrease)
20,482,301 $ 20,412,969 (243,584,166) $ (243,663,265)
Premier
Shares sold .............................................
— $ — — $ —
Shares redeemed .........................................
(36,493)
(a)
(36,511)
(a)
— —
        Net decrease
(36,493) $ (36,511) — $ —
Total Net Increase (Decrease)
20,445,808 $ 20,376,458 (243,584,166) $ (243,663,265)
New York Money Fund
Institutional
Shares sold .............................................
367,875,779 $ 367,875,779 1,349,794,100 $ 1,349,797,466
Shares issued in reinvestment of distributions ........................
4,032 4,032 535,501 535,502
Shares redeemed .........................................
(394,577,236) (394,577,236) (1,443,890,179) (1,443,892,052)
        Net decrease
(26,697,425) $ (26,697,425) (93,560,578) $ (93,559,084)
Premier
Shares sold .............................................
— $ — — $ —
Shares redeemed .........................................
(36,500)
(a)
(36,500)
(a)
— —
        Net decrease
(36,500) $ (36,500) — $ —
Total Net Decrease
(26,733,925) $ (26,733,925) (93,560,578) $ (93,559,084)

Disclosure of Investment Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on February 9, 2021 (the
“Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the
Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to TempFund and TempCash (each, a “Fund” and collectively, the “Funds”), each a series of the Trust.
On the date of the Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Consistent with the requirements of the 1940 Act, the Board considers the initial approval of the Sub-Advisory Agreement.
At the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board previously met on May 11-13, 2020 (the “May 2020
Meeting”) to consider the approval of the continuation of the Trust’s investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager. At the
May 2020 Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending
June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the annual shareholder report for the
Funds for the period ended October 31, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020 Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Funds, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
AMT Alternative Minimum Tax
BAN Bond Anticipation Notes
COP Certificates of Participation
FRN Floating Rate Note
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the
Funds at any time.
The following applies to MuniFund : This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

Want to know more?
blackrock.com | 800-441-7450
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund's current prospectus. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds' liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-4/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: July 6, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 6, 2021